UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Bond Portfolio

Voya Index Solution Income Portfolio

Voya Index Solution 2020 Portfolio

Voya Index Solution 2025 Portfolio

Voya Index Solution 2030 Portfolio

Voya Index Solution 2035 Portfolio

Voya Index Solution 2040 Portfolio

Voya Index Solution 2045 Portfolio

Voya Index Solution 2050 Portfolio

Voya Index Solution 2055 Portfolio

Voya Index Solution 2060 Portfolio

Voya Solution Aggressive Portfolio

Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution Moderately Conservative Portfolio

Voya Solution 2020 Portfolio

Voya Solution 2025 Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

Voya Solution 2060 Portfolio

VY® American Century Small-Mid Cap Value Portfolio

VY® Baron Growth Portfolio

VY® Columbia Contrarian Core Portfolio

VY® Columbia Small Cap Value II Portfolio

VY® Invesco Comstock Portfolio

VY® Invesco Equity and Income Portfolio

VY® JPMorgan Mid Cap Value Portfolio

VY® Oppenheimer Global Portfolio

VY® Pioneer High Yield Portfolio

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

VY® T. Rowe Price Growth Equity Portfolio

VY® Templeton Foreign Equity Portfolio

The schedules are not audited.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.3%
			Brazil: 0.5%
	900,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	$987,300	0.5

			Canada: 0.6%
	215,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	206,402	0.1
	191,000		Cenovus Energy, Inc., 4.250%, 04/15/2027	184,884	0.1
	300,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	275,607	0.1
	324,000		Goldcorp, Inc., 3.700%, 03/15/2023	319,701	0.2
	205,000		Teck Resources Ltd., 6.000%, 08/15/2040	210,125	0.1
				1,196,719	0.6

			China: 0.3%
	601,000	(2)	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	591,043	0.3

			France: 0.5%
	572,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	558,388	0.3
	287,000	(1)	BPCE SA, 5.150%, 07/21/2024	292,188	0.1
	226,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	222,009	0.1
				1,072,585	0.5

			Guernsey: 0.3%
	716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/2020	709,883	0.3

			Ireland: 0.3%
	282,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	264,774	0.1
	370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	342,054	0.2
				606,828	0.3

			Israel: 0.1%
	225,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	200,531	0.1

			Italy: 0.1%
	180,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	191,700	0.1

			Japan: 0.8%
	790,000	(1)	MUFG Bank Ltd, 2.300%, 03/05/2020	779,095	0.4
	200,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	190,809	0.1
	639,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	626,152	0.3
				1,596,056	0.8

			Luxembourg: 0.1%
	185,000	(1)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	188,987	0.1

			Mexico: 0.0%
MXN	1,007,437	(3)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/2034	–	–
MXN	82,101	(4)	JPMorgan Hipotecaria su Casita, 6.100%, 09/25/2035	4,382	0.0
				4,382	0.0

			Netherlands: 0.9%
	170,000		ArcelorMittal, 7.000%, 10/15/2039	198,119	0.1
	269,000		Cooperatieve Rabobank UA, 4.500%, 01/11/2021	275,638	0.2
	690,000		Shell International Finance BV, 3.250%, 05/11/2025	677,257	0.3
	361,000		Shell International Finance BV, 4.000%, 05/10/2046	353,559	0.2
	300,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	270,843	0.1
				1,775,416	0.9

			Norway: 0.2%
	380,000		Equinor ASA, 2.450%, 01/17/2023	366,198	0.2

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/2023	73,260	0.0

			Spain: 0.1%
	150,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	141,185	0.0
	160,000		Telefonica Emisiones SAU, 4.895%, 03/06/2048	149,354	0.1
				290,539	0.1

			Sweden: 0.1%
	298,000	(1),(5)	Nordea Bank AB, 5.500%, 12/31/2199	298,000	0.1

			Switzerland: 0.3%
	400,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	428,037	0.2
	250,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	279,125	0.1
				707,162	0.3

			United Kingdom: 1.3%
	283,000		Aon PLC, 2.800%, 03/15/2021	278,095	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United Kingdom: (continued)
530,000		BP Capital Markets PLC, 3.216%, 11/28/2023	$520,234	0.2
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	185,803	0.1
1,002,000		Santander UK PLC, 2.375%, 03/16/2020	989,665	0.5
602,000	(1)	Standard Chartered PLC, 4.300%, 02/19/2027	575,180	0.3
230,000	(1)	Standard Chartered PLC, 5.300%, 01/09/2043	228,176	0.1
			2,777,153	1.3

		United States: 16.8%
300,000		21st Century Fox America, Inc., 5.400%, 10/01/2043	351,789	0.2
150,000		AbbVie, Inc., 3.600%, 05/14/2025	145,344	0.1
321,000		AbbVie, Inc., 4.300%, 05/14/2036	301,626	0.1
205,000		AECOM, 5.125%, 03/15/2027	200,408	0.1
53,000		Aetna, Inc., 2.800%, 06/15/2023	50,831	0.0
459,000		American International Group, Inc., 4.500%, 07/16/2044	431,809	0.2
210,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	201,600	0.1
210,000		AMC Networks, Inc., 4.750%, 08/01/2025	202,035	0.1
71,480		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	73,861	0.0
300,000		Amgen, Inc., 3.200%, 11/02/2027	282,154	0.1
70,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	71,780	0.0
432,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	426,044	0.2
275,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/2026	267,101	0.1
214,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	215,257	0.1
190,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	187,543	0.1
301,000	(1)	AT&T, Inc., 4.300%, 02/15/2030	289,909	0.1
299,000		AT&T, Inc., 5.150%, 03/15/2042	289,170	0.1
430,000		AT&T, Inc., 5.450%, 03/01/2047	431,190	0.2
368,000		Bank of America Corp., 3.300%, 01/11/2023	362,684	0.2
616,000	(5)	Bank of America Corp., 3.419%, 12/20/2028	578,469	0.3
458,000		Bank of America Corp., 4.100%, 07/24/2023	466,513	0.2
412,000		Bank of New York Mellon Corp., 2.050%, 05/03/2021	399,785	0.2
220,000	(1)	Brink's Co/The, 4.625%, 10/15/2027	203,500	0.1
215,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	205,325	0.1
215,000	(1)	Calpine Corp., 5.250%, 06/01/2026	199,950	0.1
395,000		CBRE Services, Inc., 5.250%, 03/15/2025	410,883	0.2
216,000		CBS Corp., 3.700%, 08/15/2024	210,229	0.1
60,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	57,037	0.0
563,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	572,805	0.3
205,000		Chemours Co/The, 5.375%, 05/15/2027	198,337	0.1
265,000		Citigroup, Inc., 4.125%, 07/25/2028	256,169	0.1
579,000		Citigroup, Inc., 4.000%, 08/05/2024	574,862	0.3
469,000		Citigroup, Inc., 5.500%, 09/13/2025	500,136	0.2
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/2019	752,700	0.4
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	262,584	0.1
165,000		Comcast Corp., 2.350%, 01/15/2027	145,252	0.1
200,000		Comcast Corp., 4.250%, 01/15/2033	196,201	0.1
200,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	193,000	0.1
330,000		Continental Resources, Inc./OK, 4.375%, 01/15/2028	327,957	0.2
210,000		CSC Holdings LLC, 5.250%, 06/01/2024	205,800	0.1
1,184,000		CVS Health Corp., 2.800%, 07/20/2020	1,172,952	0.6
510,000		CVS Health Corp., 4.300%, 03/25/2028	505,941	0.2
177,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	179,733	0.1
480,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	504,686	0.2
313,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	333,830	0.2
442,000		Discover Bank, 7.000%, 04/15/2020	463,455	0.2
240,000		DISH DBS Corp., 5.875%, 11/15/2024	216,600	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
147,000		Eastman Chemical Co., 2.700%, 01/15/2020	$146,267	0.1
280,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	284,278	0.1
1,026,000		Energy Transfer Partners L.P., 4.900%, 02/01/2024	1,058,429	0.5
558,000		Entergy Corp., 5.125%, 09/15/2020	572,888	0.3
210,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	204,225	0.1
202,000		FedEx Corp., 4.050%, 02/15/2048	181,558	0.1
318,000		Fifth Third Bancorp, 8.250%, 03/01/2038	434,407	0.2
200,000	(1)	First Data Corp., 5.750%, 01/15/2024	203,300	0.1
532,000		FirstEnergy Corp., 4.250%, 03/15/2023	540,682	0.3
569,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	560,839	0.3
225,000		Freeport-McMoRan, Inc., 5.450%, 03/15/2043	205,312	0.1
205,000		General Electric Co., 6.750%, 03/15/2032	248,098	0.1
224,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	218,317	0.1
240,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	235,184	0.1
942,000	(5)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	919,471	0.4
105,000		HCA, Inc., 5.500%, 06/15/2047	106,706	0.1
105,000		HCA, Inc., 5.875%, 02/15/2026	109,594	0.1
100,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	101,500	0.0
210,000	(1)	Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	209,737	0.1
190,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/2025	185,725	0.1
90,000		Johnson & Johnson, 2.900%, 01/15/2028	85,409	0.0
150,000		Johnson & Johnson, 3.400%, 01/15/2038	139,843	0.1
50,000		Johnson & Johnson, 4.375%, 12/05/2033	53,349	0.0
175,000	(1),(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	134,750	0.1
357,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	350,692	0.2
258,000	(5)	JPMorgan Chase & Co., 3.897%, 01/23/2049	235,082	0.1
478,000	(2),(5)	JPMorgan Chase & Co., 6.000%, 12/31/2199	497,717	0.2
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	223,969	0.1
194,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	205,492	0.1
317,000		Kraft Heinz Foods Co., 3.000%, 06/01/2026	289,700	0.1
144,000		Kroger Co/The, 4.450%, 02/01/2047	132,967	0.1
103,000	(2)	Kroger Co/The, 4.650%, 01/15/2048	97,289	0.0
221,000		Lennar Corp., 4.750%, 11/29/2027	213,541	0.1
200,000		Level 3 Parent LLC, 5.750%, 12/01/2022	202,790	0.1
375,000		Medtronic, Inc., 3.150%, 03/15/2022	372,594	0.2
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	376,698	0.2
210,000		MGM Resorts International, 4.625%, 09/01/2026	196,812	0.1
292,000		Molson Coors Brewing Co., 3.000%, 07/15/2026	265,242	0.1
372,000		Morgan Stanley, 3.750%, 02/25/2023	372,064	0.2
618,000		Morgan Stanley, 4.100%, 05/22/2023	622,320	0.3
200,000		Murphy Oil Corp., 5.750%, 08/15/2025	203,681	0.1
438,000		Newell Brands, Inc., 2.875%, 12/01/2019	437,331	0.2
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	378,276	0.2
235,000		Nordstrom, Inc., 5.000%, 01/15/2044	217,140	0.1
215,000	(1)	Novelis Corp., 5.875%, 09/30/2026	210,431	0.1
292,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	303,600	0.1
349,000		Oracle Corp., 2.950%, 05/15/2025	334,885	0.2
150,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	142,486	0.1
95,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	95,501	0.0
100,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	103,250	0.0
233,000		Pacific Gas & Electric Co., 3.300%, 12/01/2027	213,305	0.1
235,000		Pfizer, Inc., 2.750%, 06/03/2026	221,652	0.1
460,000		Philip Morris International, Inc., 4.250%, 11/10/2044	434,656	0.2
205,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	194,606	0.1
249,000		Qualcomm, Inc., 3.250%, 05/20/2027	234,270	0.1
215,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	200,488	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
272,000		Reynolds American, Inc., 6.150%, 09/15/2043	$303,737	0.1
225,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	208,125	0.1
175,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	169,262	0.1
195,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	193,538	0.1
225,000		Southern Co., 2.750%, 06/15/2020	222,940	0.1
185,000		Southwest Airlines Co., 3.450%, 11/16/2027	175,074	0.1
215,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	202,906	0.1
200,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	193,500	0.1
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	103,848	0.0
200,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	202,250	0.1
110,000		Teleflex, Inc., 4.625%, 11/15/2027	104,913	0.1
272,000		Time Warner Cable LLC, 5.875%, 11/15/2040	275,058	0.1
220,000		T-Mobile USA, Inc., 4.750%, 02/01/2028	207,350	0.1
215,000		United Rentals North America, Inc., 4.875%, 01/15/2028	202,100	0.1
230,000		Verizon Communications, Inc., 4.125%, 03/16/2027	230,522	0.1
331,000		Verizon Communications, Inc., 4.522%, 09/15/2048	316,219	0.2
252,000		Viacom, Inc., 4.375%, 03/15/2043	220,370	0.1
245,000		Walmart, Inc., 3.700%, 06/26/2028	245,456	0.1
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	424,777	0.2
210,000		Western Digital Corp., 4.750%, 02/15/2026	203,480	0.1
205,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/2025	198,594	0.1
			35,401,240	16.8

	Total Corporate Bonds/Notes
	(Cost $49,973,181)		49,034,982	23.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.5%
		United States: 12.5%
335,578	(5)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.997%, 05/25/2036	316,126	0.2
273,748		Alternative Loan Trust 2005-51 3A2A, 3.135%, (12MTA + 1.290%), 11/20/2035	267,130	0.1
90,192		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	71,162	0.0
534,430		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	536,227	0.3
75,984		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	75,824	0.0
73,725		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	73,968	0.0
342,227		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	291,028	0.1
99,292	(5)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 4.026%, 05/25/2035	100,385	0.1
357,425		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	346,757	0.2
58,094		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.716%, (US0001M + 0.500%), 11/25/2035	35,229	0.0
300,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.936%, (US0001M + 0.720%), 11/25/2035	303,536	0.1
13,479	(1)	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 2.577%, (US0001M + 0.500%), 01/27/2037	13,635	0.0
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.216%, (US0001M + 3.000%), 10/25/2029	539,054	0.3
500,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.416%, (US0001M + 2.200%), 01/25/2030	515,811	0.3
300,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.616%, (US0001M + 2.400%), 05/25/2030	311,127	0.2
600,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.716%, (US0001M + 2.500%), 05/25/2030	620,503	0.3
70,503	(6)	Fannie Mae Interest Strip Sereis 328 2, 6.000%, 12/25/2032	16,843	0.0
36,867	(6)	Fannie Mae Interest Strip Sereis 332 2, 6.000%, 03/25/2033	9,131	0.0
132,253	(6)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	18,443	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
22,932	(6)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	$4,968	0.0
190,413	(6)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	42,000	0.0
30,661	(6)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	6,310	0.0
29,953	(6)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	6,892	0.0
36,529	(6)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	8,074	0.0
15,681	(6)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	3,268	0.0
17,031	(6)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	3,542	0.0
515,619	(6)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	86,194	0.0
781,214	(5),(6)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	105,998	0.1
11,857		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	12,786	0.0
17,705		Fannie Mae REMIC Trust 1999-54 LH, 6.500%, 11/25/2029	19,054	0.0
15,855		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	17,146	0.0
75,483	(6)	Fannie Mae REMIC Trust 2002-12 SB, 5.534%, (-1.000*US0001M + 7.750%), 07/25/2031	12,665	0.0
42,465	(6)	Fannie Mae REMIC Trust 2002-2 SW, 5.534%, (-1.000*US0001M + 7.750%), 02/25/2032	7,375	0.0
18,776		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	20,507	0.0
7,718		Fannie Mae REMIC Trust 2002-29 F, 3.216%, (US0001M + 1.000%), 04/25/2032	7,909	0.0
25,921	(6)	Fannie Mae REMIC Trust 2002-41 S, 5.734%, (-1.000*US0001M + 7.950%), 07/25/2032	4,003	0.0
2,375		Fannie Mae REMIC Trust 2002-64 FJ, 3.216%, (US0001M + 1.000%), 04/25/2032	2,434	0.0
4,809		Fannie Mae REMIC Trust 2002-68 FH, 2.665%, (US0001M + 0.500%), 10/18/2032	4,831	0.0
837,207	(6)	Fannie Mae REMIC Trust 2002-77 JS, 5.835%, (-1.000*US0001M + 8.000%), 12/18/2032	143,589	0.1
21,708		Fannie Mae REMIC Trust 2002-84 FB, 3.216%, (US0001M + 1.000%), 12/25/2032	22,265	0.0
21,705		Fannie Mae REMIC Trust 2003-11 FA, 3.216%, (US0001M + 1.000%), 09/25/2032	22,133	0.0
4,644		Fannie Mae REMIC Trust 2003-116 FA, 2.616%, (US0001M + 0.400%), 11/25/2033	4,649	0.0
28,790	(6)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	7,518	0.0
24,137	(6)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	5,629	0.0
14,396	(6)	Fannie Mae REMIC Trust 2003-52 NS, 4.884%, (-1.000*US0001M + 7.100%), 06/25/2023	828	0.0
116,689	(6)	Fannie Mae REMIC Trust 2004-56 SE, 5.334%, (-1.000*US0001M + 7.550%), 10/25/2033	20,538	0.0
32,079		Fannie Mae REMIC Trust 2005-25 PS, 18.410%, (-4.400*US0001M + 28.160%), 04/25/2035	46,767	0.0
14,710	(6)	Fannie Mae REMIC Trust 2005-40 SB, 4.534%, (-1.000*US0001M + 6.750%), 05/25/2035	1,745	0.0
63,028		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	64,111	0.0
112,127		Fannie Mae REMIC Trust 2005-74 DK, 15.137%, (-4.000*US0001M + 24.000%), 07/25/2035	150,066	0.1
339,841		Fannie Mae REMIC Trust 2005-87 SB, 15.709%, (-3.667*US0001M + 23.833%), 10/25/2035	471,736	0.2
245,339		Fannie Mae REMIC Trust 2006-104 ES, 22.371%, (-5.000*US0001M + 33.450%), 11/25/2036	381,662	0.2
15,995		Fannie Mae REMIC Trust 2006-11 PS, 16.442%, (-3.667*US0001M + 24.567%), 03/25/2036	22,929	0.0
43,125		Fannie Mae REMIC Trust 2006-46 SW, 16.075%, (-3.667*US0001M + 24.199%), 06/25/2036	60,675	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
9,280,750	(6)	Fannie Mae REMIC Trust 2006-51 SA, 4.354%, (-1.000*US0001M + 6.570%), 06/25/2036	$1,335,449	0.6
77,946	(6)	Fannie Mae REMIC Trust 2006-90 SX, 5.014%, (-1.000*US0001M + 7.230%), 09/25/2036	11,962	0.0
9,175,217	(6)	Fannie Mae REMIC Trust 2007-116 DI, 3.724%, (-1.000*US0001M + 5.940%), 01/25/2038	1,206,684	0.6
70,430	(6)	Fannie Mae REMIC Trust 2007-88 XI, 4.324%, (-1.000*US0001M + 6.540%), 06/25/2037	10,734	0.0
798,424	(6)	Fannie Mae REMIC Trust 2007-89 SB, 4.334%, (-1.000*US0001M + 6.550%), 09/25/2037	96,642	0.1
2,062,219	(6)	Fannie Mae REMIC Trust 2007-94 SG, 4.234%, (-1.000*US0001M + 6.450%), 10/25/2037	299,645	0.1
248,774		Fannie Mae REMIC Trust 2010-109 SN, 14.481%, (-5.000*US0001M + 25.000%), 10/25/2040	421,723	0.2
140,738		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	142,329	0.1
3,522,054	(6)	Fannie Mae REMIC Trust 2011-55 SK, 4.344%, (-1.000*US0001M + 6.560%), 06/25/2041	540,536	0.3
2,815,133	(6)	Fannie Mae REMIC Trust 2011-86 NS, 3.734%, (-1.000*US0001M + 5.950%), 09/25/2041	335,562	0.2
1,918,480	(6)	Fannie Mae REMIC Trust 2012-10 US, 4.234%, (-1.000*US0001M + 6.450%), 02/25/2042	244,821	0.1
1,491,078	(6)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	233,370	0.1
4,945,792	(6)	Fannie Mae REMIC Trust 2012-133 PS, 3.984%, (-1.000*US0001M + 6.200%), 03/25/2042	522,526	0.3
2,309,896	(6)	Fannie Mae REMIC Trust 2012-144 SB, 3.884%, (-1.000*US0001M + 6.100%), 01/25/2043	415,219	0.2
2,570,370	(6)	Fannie Mae REMIC Trust 2012-27 SB, 3.764%, (-1.000*US0001M + 5.980%), 11/25/2041	325,688	0.2
23,601		Fannie Mae REMIC Trust 2013-130 ST, 8.000%, (-16.000*US0001M + 64.000%), 05/25/2043	26,038	0.0
1,554,242	(6)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	211,655	0.1
8,663,439	(6)	Freddie Mac 3502 DL, 3.842%, (-1.000*US0001M + 6.000%), 01/15/2039	1,131,843	0.5
41,037		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	43,258	0.0
23,928		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	25,196	0.0
50,202		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	54,131	0.0
9,506	(6)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	2,006	0.0
47,829	(6)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	9,585	0.0
24,111		Freddie Mac REMIC Trust 2122 F, 2.608%, (US0001M + 0.450%), 02/15/2029	24,229	0.0
77,912	(6)	Freddie Mac REMIC Trust 2134 SB, 5.542%, (-1.000*US0001M + 7.700%), 03/15/2029	9,921	0.0
86,975	(6)	Freddie Mac REMIC Trust 2136 SG, 5.492%, (-1.000*US0001M + 7.650%), 03/15/2029	12,122	0.0
111,608	(6)	Freddie Mac REMIC Trust 2177 SB, 6.792%, (-1.000*US0001M + 8.950%), 08/15/2029	18,857	0.0
12,498		Freddie Mac REMIC Trust 2344 FP, 3.108%, (US0001M + 0.950%), 08/15/2031	12,842	0.0
5,628		Freddie Mac REMIC Trust 2412 GF, 3.108%, (US0001M + 0.950%), 02/15/2032	5,786	0.0
44,431		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	49,488	0.0
34,797		Freddie Mac REMIC Trust 2461 PZ, 6.500%, 06/15/2032	37,423	0.0
6,834		Freddie Mac REMIC Trust 2464 FI, 3.158%, (US0001M + 1.000%), 02/15/2032	6,996	0.0
7,010		Freddie Mac REMIC Trust 2470 LF, 3.158%, (US0001M + 1.000%), 02/15/2032	7,177	0.0
9,516		Freddie Mac REMIC Trust 2471 FD, 3.158%, (US0001M + 1.000%), 03/15/2032	9,745	0.0
7,736		Freddie Mac REMIC Trust 2504 FP, 2.658%, (US0001M + 0.500%), 03/15/2032	7,776	0.0
30,398		Freddie Mac REMIC Trust 2551 LF, 2.658%, (US0001M + 0.500%), 01/15/2033	30,579	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
75,998		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	$78,419	0.0
377,789		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	401,127	0.2
332,708		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	355,869	0.2
64,194		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*US0001M + 44.667%), 05/15/2035	70,293	0.0
69,476	(6)	Freddie Mac REMIC Trust 3004 SB, 3.992%, (-1.000*US0001M + 6.150%), 07/15/2035	6,417	0.0
14,632		Freddie Mac REMIC Trust 3025 SJ, 16.836%, (-3.667*US0001M + 24.750%), 08/15/2035	20,648	0.0
864,116	(6)	Freddie Mac REMIC Trust 3223 S, 3.792%, (-1.000*US0001M + 5.950%), 10/15/2036	88,726	0.0
2,387,729	(6)	Freddie Mac REMIC Trust 3505 SA, 3.842%, (-1.000*US0001M + 6.000%), 01/15/2039	321,925	0.2
2,763,463	(6)	Freddie Mac REMIC Trust 3702 S, 2.292%, (-1.000*US0001M + 4.450%), 05/15/2036	174,033	0.1
1,762,715	(6)	Freddie Mac REMIC Trust 3710 SL, 3.842%, (-1.000*US0001M + 6.000%), 05/15/2036	63,173	0.0
30,021	(6)	Freddie Mac REMIC Trust 3803 SG, 4.442%, (-1.000*US0001M + 6.600%), 08/15/2028	109	0.0
2,867,836	(6)	Freddie Mac REMIC Trust 3925 SD, 3.892%, (-1.000*US0001M + 6.050%), 07/15/2040	286,515	0.1
1,441,687	(6)	Freddie Mac REMIC Trust 4136 SW, 4.092%, (-1.000*US0001M + 6.250%), 11/15/2032	182,637	0.1
665,662	(6)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	112,775	0.1
10,042,518	(6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	1,770,574	0.8
1,200,302	(6)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	156,084	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.916%, (US0001M + 4.700%), 04/25/2028	119,524	0.1
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.716%, (US0001M + 2.500%), 03/25/2030	419,083	0.2
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.866%, (US0001M + 2.650%), 12/25/2029	630,345	0.3
74,590	(5)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.605%, 10/25/2046	74,124	0.0
424,424		Ginnie Mae Series 2007-8 SP, 15.028%, (-3.242*US0001M + 22.048%), 03/20/2037	563,021	0.3
1,659,048	(6)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/2038	57,932	0.0
2,248,418	(6)	Ginnie Mae Series 2010-68 MS, 3.685%, (-1.000*US0001M + 5.850%), 06/20/2040	281,873	0.1
1,573,539	(6)	Ginnie Mae Series 2012-97 SC, 4.542%, (-1.000*US0001M + 6.700%), 07/16/2041	227,617	0.1
252,789		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 2.426%, (US0001M + 0.210%), 04/25/2036	237,089	0.1
56,497	(5)	GSR Mortgage Loan Trust 2005-AR6 1A4, 4.099%, 09/25/2035	58,318	0.0
663,906		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.426%, (US0001M + 0.210%), 04/25/2046	627,265	0.3
671,583	(5)	JP Morgan Mortgage Trust 2005-A4 B1, 4.268%, 07/25/2035	611,316	0.3
92,296	(5)	JP Morgan Mortgage Trust 2007-A1 7A1, 4.151%, 07/25/2035	92,995	0.1
292,339	(1),(5)	JP Morgan Mortgage Trust 2017-3 B1, 3.866%, 08/25/2047	285,537	0.1
133,804		Lehman XS Trust Series 2005-5N 1A2, 2.576%, (US0001M + 0.360%), 11/25/2035	121,234	0.1
94,110	(5)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 4.243%, 04/25/2036	94,137	0.1
2,349,745	(5)	RALI Series Trust 2006-QO1 X2, 2.182%, 02/25/2046	244,291	0.1
87,427	(1),(5)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	87,298	0.0
719,168	(5)	TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/2037	419,284	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	7,860,866	(5),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.502%, 08/25/2045	$150,406	0.1
	49,292	(5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.483%, 10/25/2036	48,032	0.0
	857,111	(5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.268%, 12/25/2036	836,433	0.4
	181,349	(5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.914%, 08/25/2046	173,533	0.1
	358,205	(5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.603%, 12/25/2036	351,438	0.2
	105,809	(5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.162%, 04/25/2037	96,740	0.1
	121,253		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.646%, (US0001M + 0.430%), 06/25/2037	101,826	0.1
	53,210	(5)	Wells Fargo Mortgage Backed Securities 2005-AR16 2A1, 3.804%, 02/25/2034	54,848	0.0
	137,391		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	138,627	0.1
	165,682	(5)	Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 4.560%, 10/25/2036	166,853	0.1
	35,736	(5)	Wells Fargo Mortgage Backed Securities 2006-AR17 A2, 4.560%, 10/25/2036	35,988	0.0
	213,654	(5)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 4.323%, 05/25/2036	219,301	0.1
	208,262	(5)	Wells Fargo Mortgage Backed Securities 2006-AR8 3A2, 3.776%, 04/25/2036	208,214	0.1
	187,832	(1),(5)	WinWater Mortgage Loan Trust 2015-5 B4, 3.796%, 08/20/2045	178,733	0.1

		Total Collateralized Mortgage Obligations
		(Cost $26,609,317)		26,246,837	12.5

STRUCTURED PRODUCTS: 0.0%
			Russia: 0.0%
RUB	4,546,506	(4)	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 0.000%, 08/22/2034	31,135	0.0

		Total Structured Products
		(Cost $162,619)		31,135	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.0%
			Federal Home Loan Mortgage Corporation: 0.5%(7)
	198,083		4.000%, 09/01/2045	200,614	0.1
	303,263		4.000%, 09/01/2045	306,947	0.1
	149,908		4.000%, 09/01/2045	151,696	0.1
	111,801		4.000%, 09/01/2045	113,182	0.1
	222,983		4.000%, 05/01/2046	225,428	0.1
	1,026		5.000%, 01/01/2020	1,045	0.0
	4,004		5.000%, 02/01/2020	4,074	0.0
	10,655		5.000%, 12/01/2034	11,285	0.0
	40,405		6.000%, 02/01/2034	44,748	0.0
	5,349		6.500%, 02/01/2022	5,635	0.0
	6,254		6.500%, 09/01/2022	6,510	0.0
	2,859		6.500%, 08/01/2032	3,170	0.0
	6,827		6.500%, 07/01/2034	7,559	0.0
	6,324		6.500%, 07/01/2034	6,999	0.0
				1,088,892	0.5

			Federal National Mortgage Association: 0.5%(7)
	91,651		2.500%, 06/01/2030	88,879	0.1
	63,228		2.500%, 06/01/2030	61,317	0.0
	38,112		2.500%, 07/01/2030	36,960	0.0
	133,180		3.889%, 10/01/2036	140,127	0.1
	173,612		4.000%, 05/01/2045	175,799	0.1
	72,067		5.000%, 06/01/2041	76,727	0.0
	2,138		5.500%, 09/01/2019	2,147	0.0
	2,057		5.500%, 09/01/2019	2,065	0.0
	20,364		5.500%, 09/01/2024	21,754	0.0
	2,342		6.000%, 05/01/2021	2,375	0.0
	82,599		6.000%, 11/01/2034	91,055	0.1
	132,174		6.000%, 04/01/2035	145,692	0.1
	60,610		6.500%, 12/01/2029	66,577	0.0
	26,007		6.500%, 01/01/2034	28,572	0.0
	277		7.000%, 04/01/2033	298	0.0
	21,060		7.500%, 09/01/2032	24,292	0.0
	45,995		7.500%, 01/01/2033	52,331	0.0
				1,016,967	0.5

			Government National Mortgage Association: 0.0%
	40,921		5.000%, 04/15/2034	43,480	0.0
	18,165		6.500%, 02/20/2035	20,489	0.0
				63,969	0.0

		Total U.S. Government Agency Obligations
		(Cost $2,197,778)		2,169,828	1.0

U.S. TREASURY OBLIGATIONS: 9.5%
			U.S. Treasury Bonds: 1.4%
	2,907,000		3.125%, 05/15/2048	2,867,483	1.4

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: 8.1%
1,046,000	(2)	2.625%, 08/31/2020	$1,042,384	0.5
2,668,000		2.750%, 09/30/2020	2,664,665	1.3
7,000		2.750%, 08/15/2021	6,975	0.0
1,800,000		2.750%, 09/15/2021	1,793,390	0.8
1,059,000		2.750%, 08/31/2023	1,049,920	0.5
1,377,000		2.875%, 09/30/2023	1,372,482	0.7
8,102,000	(2)	2.875%, 08/15/2028	7,980,312	3.8
1,151,000		3.000%, 09/30/2025	1,149,562	0.5
			17,059,690	8.1

	Total U.S. Treasury Obligations
	(Cost $20,110,388)		19,927,173	9.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.4%
		United States: 9.4%
6,978,176	(5),(6)	BANK 2017-BNK5 XA, 1.238%, 06/15/2060	457,295	0.2
900,000	(1),(5)	BANK 2017-BNK6 E, 2.793%, 07/15/2060	550,360	0.3
1,948,000	(1),(5),(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	203,682	0.1
8,823,968	(5),(6)	Banc of America Commercial Mortgage Trust 2017-BNK3 XA, 1.288%, 02/15/2050	618,590	0.3
2,059,075	(5),(6)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.683%, 02/15/2050	195,366	0.1
8,020,000	(1),(5),(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	309,896	0.2
440,000	(1),(5)	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/2041	444,861	0.2
140,000	(1),(5)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.911%, 04/12/2038	143,345	0.1
1,860,642	(5),(6)	CD 2016-CD1 Mortgage Trust XA, 1.562%, 08/10/2049	153,603	0.1
8,838,451	(5),(6)	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.925%, 12/10/2054	435,220	0.2
7,900,000	(5),(6)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.997%, 08/10/2049	462,343	0.2
3,234,915	(5),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.269%, 10/12/2050	231,116	0.1
210,000	(5)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.414%, 09/15/2050	206,246	0.1
3,359,747	(5),(6)	COMM 2012-CR1 XA, 2.048%, 05/15/2045	185,610	0.1
9,926,005	(1),(5),(6)	COMM 2012-LTRT XA, 1.117%, 10/05/2030	291,318	0.1
9,917,016	(5),(6)	COMM 2013-CCRE13 XA, 1.022%, 11/10/2046	286,953	0.1
14,065,451	(5),(6)	COMM 2014-CR16 XA, 1.302%, 04/10/2047	535,729	0.3
570,000	(5)	COMM 2016-COR1 C, 4.539%, 10/10/2049	561,923	0.3
4,448,508	(5),(6)	COMM 2016-CR28 XA, 0.706%, 02/10/2049	164,392	0.1
1,000,000	(5)	COMM 2017-COR2 C, 4.715%, 09/10/2050	999,120	0.5
11,705,110	(5),(6)	CSAIL 2017-CX9 XA Commercial Mortgage Trust, 1.036%, 09/15/2050	529,673	0.3
300,000	(1),(8)	DBRR Re-REMIC Trust 2015-FRR1 B711, 0.000%, 08/28/2045	287,216	0.1
1,972,794	(1),(5),(6)	DBUBS 2011-LC1A XA, 0.899%, 11/10/2046	21,486	0.0
210,000	(1),(5)	DBUBS 2011-LC2A D, 5.718%, 07/10/2044	216,172	0.1
290,000	(1),(5)	DBJPM 16-C3 Mortgage Trust, 3.634%, 08/10/2049	247,686	0.1
3,560,000	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.781%, 11/25/2044	316,572	0.2
3,840,000	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.910%, 01/25/2043	235,122	0.1
8,231,665	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K018 X1, 1.500%, 01/25/2022	289,131	0.1
10,000,000	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	790,743	0.4
27,709,061	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K710 X1, 1.858%, 05/25/2019	184,376	0.1
4,423,190	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.678%, 08/25/2040	68,862	0.0
39,644,556	(1),(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	98,509	0.0
235,514	(1),(5)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.603%, 06/10/2036	234,182	0.1
510,000	(1)	GPT 2018-GPP D Mortgage Trust, 4.008%, (US0001M + 1.850%), 06/15/2035	511,622	0.2
100,000	(1),(5)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	91,137	0.0
2,234,253	(5),(6)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.402%, 05/10/2045	102,682	0.1
4,247,942	(5),(6)	GS Mortgage Securities Trust 2013-GC16 XA, 1.308%, 11/10/2046	186,309	0.1
4,635,148	(5),(6)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.789%, 08/10/2046	119,950	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
			United States: (continued)
	1,350,000	(1),(5)	GS Mortgage Securities Trust 2016-GS4 E, 3.924%, 11/10/2049	$978,810	0.5
	2,322,548	(5),(6)	GS Mortgage Securities Trust 2017-GS6 XA, 1.195%, 05/10/2050	171,491	0.1
	2,940,000	(1),(5),(6)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.414%, 12/15/2047	38,167	0.0
	239,423	(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.470%, 06/12/2041	242,109	0.1
	6,305,171	(5),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 2.066%, 06/15/2045	230,757	0.1
	250,000	(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.256%, 12/15/2047	248,273	0.1
	660,000	(5)	JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	678,109	0.3
	12,796,674	(5),(6)	JPMBB Commercial Mortgage Securities Trust 2014-C24 XA, 1.116%, 11/15/2047	477,871	0.2
	360,000	(5)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	352,982	0.2
	3,119,997	(1),(5),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.270%, 03/10/2050	145,755	0.1
	18,750,000	(1),(5),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.585%, 12/15/2047	507,636	0.2
	570,000	(1),(5)	Morgan Stanley Capital I Trust 2011-C1 D, 5.599%, 09/15/2047	585,155	0.3
	460,000	(1),(5)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	473,302	0.2
	55,591	(1)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	55,006	0.0
	4,880,775	(1),(5),(6)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.050%, 08/10/2049	295,526	0.1
	7,089,259	(5),(6)	Wells Fargo Commercial Mortgage Trust 2016-C37, 1.167%, 12/15/2049	347,911	0.2
	3,356,043	(1),(5),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.003%, 08/15/2045	188,479	0.1
	550,000	(1),(5)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.412%, 03/15/2045	430,285	0.2
	860,000	(1),(5)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.412%, 03/15/2045	356,377	0.2
	1,169,337	(1),(5),(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.421%, 03/15/2048	52,328	0.0
	530,000	(1),(5)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.112%, 06/15/2046	484,087	0.2
	10,045,487	(5),(6)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.264%, 03/15/2047	414,863	0.2

		Total Commercial Mortgage-Backed Securities
		(Cost $19,765,785)		19,723,677	9.4

FOREIGN GOVERNMENT BONDS: 6.9%
			Germany: 4.5%
EUR	1,010,000	(8)	Bundesobligation, 0.000%, 10/08/2021	1,187,301	0.6
EUR	200,000		Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	242,356	0.1
EUR	10,000		Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	12,820	0.0
EUR	660,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	1,036,285	0.5
EUR	120,000	(8)	Bundesrepublik Deutschland Bundesanleihe, 0.000%, 08/15/2026	136,654	0.1
EUR	5,510,000		Bundesrepublik Deutschland, 0.500%, 02/15/2025	6,569,214	3.1
EUR	180,000	(8)	Bundesschatzanweisungen, 0.000%, 12/14/2018	209,242	0.1
EUR	10,000		Bundesschatzanweisungen, 0.000%, 03/13/2020	11,708	0.0
				9,405,580	4.5

			Spain: 2.4%
EUR	4,390,000	(1)	Spain Government Bond, 1.400%, 04/30/2028	5,080,721	2.4

		Total Foreign Government Bonds
		(Cost $14,788,746)		14,486,301	6.9

ASSET-BACKED SECURITIES: 5.3%
			United States: 5.3%
	350,000	(1)	ALM VII R-2 Ltd. 2013-7R2A A2R, 4.339%, (US0003M + 2.000%), 10/15/2027	350,110	0.2
	210,000	(1)	Apidos CLO XVII 2014-17A A2R, 4.186%, (US0003M + 1.850%), 04/17/2026	210,052	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
370,000	(1)	Apidos CLO XVII 2014-17A BR, 4.836%, (US0003M + 2.500%), 04/17/2026	$370,725	0.2
250,000	(1)	ArrowMark Colorado Holdings 2017-7A C, 4.239%, (US0003M + 1.900%), 07/15/2030	247,545	0.1
250,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 4.685%, (US0003M + 2.350%), 04/25/2026	250,291	0.1
250,000	(1)	Babson CLO Ltd. 2014-IA BR, 4.548%, (US0003M + 2.200%), 07/20/2025	250,099	0.1
510,000	(1)	BlueMountain CLO 2012-2A BR, 4.222%, (US0003M + 1.900%), 11/20/2028	510,286	0.3
640,000	(1)	Bristol Park CLO Ltd. 2016-1A B, 4.239%, (US0003M + 1.900%), 04/15/2029	641,756	0.3
290,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2012-4A BR, 4.248%, (US0003M + 1.900%), 01/20/2029	290,317	0.2
250,000	(1)	Cedar Funding II CLO Ltd. 2013-1A CR, 4.677%, (US0003M + 2.350%), 06/09/2030	250,601	0.1
500,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 4.597%, (US0003M + 2.250%), 07/23/2030	500,410	0.2
321,379	(5)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.944%, 03/25/2036	227,397	0.1
520,000	(1)	Dryden 33 Senior Loan Fund 2014-33A BR, 4.189%, (US0003M + 1.850%), 10/15/2028	520,459	0.3
1,040,000	(1)	Invitation Homes 2018-SFR1 D Trust, 3.608%, (US0001M + 1.450%), 03/17/2037	1,040,693	0.5
250,000	(1)	Madison Park Funding XI Ltd. 2013-11A CR, 4.547%, (US0003M + 2.200%), 07/23/2029	250,045	0.1
250,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 4.148%, (US0003M + 1.800%), 04/20/2030	248,238	0.1
200,000	(1),(5)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	186,272	0.1
250,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.439%, (US0003M + 2.100%), 04/15/2026	250,010	0.1
640,000	(1)	OHA Loan Funding Ltd. 2016-1A B1, 4.148%, (US0003M + 1.800%), 01/20/2028	640,497	0.3
250,000	(1)	Palmer Square CLO 2015-2A BR Ltd., 4.748%, (US0003M + 2.400%), 07/20/2030	250,395	0.1
575,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 7.189%, (US0003M + 4.850%), 10/15/2025	562,160	0.3
250,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.189%, (US0003M + 1.850%), 04/15/2026	248,079	0.1
1,060,000	(1)	Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	1,056,782	0.5
266,000	(1)	Recette CLO Ltd. 2015-1A CR, 4.048%, (US0003M + 1.700%), 10/20/2027	264,725	0.1
250,000	(1)	Thacher Park CLO Ltd. 2014-1A CR, 4.548%, (US0003M + 2.200%), 10/20/2026	250,116	0.1
250,000	(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 4.333%, (US0003M + 2.000%), 10/18/2030	249,969	0.1
560,000	(1)	THL Credit Wind River 2017-3A C CLO Ltd., 4.539%, (US0003M + 2.200%), 10/15/2030	562,588	0.3
250,000	(1)	THL Credit Wind River 2017-4A C CLO Ltd., 4.072%, (US0003M + 1.750%), 11/20/2030	248,482	0.1
300,000	(1),(5)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	274,609	0.1

	Total Asset-Backed Securities
	(Cost $11,257,629)		11,203,708	5.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	(2),(4),(9)	American Media, Inc.	–	–
18	(9)	Ingevity Corp.	1,834	0.0
4,988	(9)	Resolute Forest Products, Inc.	64,594	0.0
120		WestRock Co.	6,413	0.0

	Total Common Stock
	(Cost $1,305,734)		72,841	0.0

MUTUAL FUNDS: 19.5%
		United States: 19.5%
1,108,780		Voya Emerging Markets Corporate Debt Fund - Class P	10,566,673	5.0
1,686,394		Voya Emerging Markets Hard Currency Debt Fund - Class P	15,565,415	7.4

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	United States: (continued)
1,749,218	Voya Emerging Markets Local Currency Debt Fund - Class P	$11,947,156	5.7
374,267	Voya High Yield Bond Fund - Class P	2,964,198	1.4

	Total Mutual Funds
	(Cost $46,686,864)	41,043,442	19.5

	Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 5.9%
Total Purchased Options
(Cost $13,401,056)	12,532,485	5.9

Total Long-Term Investments
(Cost $206,259,097)	196,472,409	93.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 12.2%
	Commercial Paper: 8.9%
2,400,000	Eastman Chemical Co., 2.700%, 10/23/2018	2,395,921	1.1
2,400,000	Enterprise Products Operating LLC, 2.960%, 10/10/2018	2,398,055	1.1
3,000,000	Kroger Co., 6.950%, 10/01/2018	2,999,429	1.4
2,400,000	LyondellBasell Industries NV, 7.130%, 10/01/2018	2,399,531	1.2
1,500,000	Marriott International, Inc., 2.630%, 11/08/2018	1,495,796	0.7
2,400,000	Mondelez International, Inc., 7.230%, 10/01/2018	2,399,525	1.2
2,400,000	National Grid USA, 4.040%, 10/03/2018	2,399,204	1.1
2,400,000	Schlumberger Ltd., 3.450%, 10/05/2018	2,398,866	1.1
		18,886,327	8.9

	Securities Lending Collateral(11): 2.1%
1,035,947	Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $1,036,139, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $1,056,667, due 07/31/20-05/15/28)	1,035,947	0.5
1,035,947	Millennium Fixed Income Ltd., Repurchase Agreement dated 09/28/18, 2.46%, due 10/01/18 (Repurchase Amount $1,036,156, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,056,666, due 11/15/42-08/15/44)	1,035,947	0.5
215,600	Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/18, 2.24%, due 10/01/18 (Repurchase Amount $215,640, collateralized by various U.S. Government Securities, 0.500%-3.000%, Market Value plus accrued interest $219,912, due 03/31/20-09/09/49)	215,600	0.1
1,035,947	National Bank Financial, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,036,140, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,056,667, due 11/29/18-09/09/49)	1,035,947	0.5
1,035,947	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $1,036,139, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,056,666, due 10/04/18-09/09/49)	1,035,947	0.5
		4,359,388	2.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.2%
2,441,000	(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
		(Cost $2,441,000)	2,441,000	1.2

	Total Short-Term Investments
	(Cost $25,690,689)		25,686,715	12.2

	Total Investments in Securities (Cost $231,949,786)		$222,159,124	105.5
	Liabilities in Excess of Other Assets		(11,611,627)	(5.5)
	Net Assets		$210,547,497	100.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Defaulted security
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2018.
(9)	Non-income producing security.
(10)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	Represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of September 30, 2018.

EUR	EU Euro
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	19.5%
Collateralized Mortgage Obligations	12.5
U.S. Treasury Obligations	9.5
Commercial Mortgage-Backed Securities	9.4
Financial	7.8
Foreign Government Bonds	6.9
Purchased Options	5.9
Other Asset-Backed Securities	5.3
Consumer, Non-cyclical	3.7
Energy	3.0
Communications	3.0
Consumer, Cyclical	1.9
Utilities	1.6
U.S. Government Agency Obligations	1.0
Technology	1.0
Basic Materials	0.7
Industrial	0.6
Structured Products	0.0
Materials	0.0
Communication Services	0.0
Short-Term Investments	12.2
Liabilities in Excess of Other Assets	(5.5)
Net Assets	100.0%

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
United States	$72,841	$–	$–	$72,841
Total Common Stock	72,841	–	–	72,841
Mutual Funds	41,043,442	–	–	41,043,442
Purchased Options	–	12,532,485	–	12,532,485
Corporate Bonds/Notes	–	49,030,600	4,382	49,034,982
Collateralized Mortgage Obligations	–	26,246,837	–	26,246,837
Structured Products	–	–	31,135	31,135
Commercial Mortgage-Backed Securities	–	19,723,677	–	19,723,677
Asset-Backed Securities	–	11,203,708	–	11,203,708
Foreign Government Bonds	–	14,486,301	–	14,486,301
U.S. Treasury Obligations	–	19,927,173	–	19,927,173
U.S. Government Agency Obligations	–	2,169,828	–	2,169,828
Short-Term Investments	2,441,000	23,245,715	–	25,686,715
Total Investments, at fair value	$43,557,283	$178,566,324	$35,517	$222,159,124
Other Financial Instruments+
Centrally Cleared Swaps	–	6,251,800	–	6,251,800
Forward Foreign Currency Contracts	–	1,650,481	–	1,650,481
Futures	451,436	–	–	451,436
Total Assets	$44,008,719	$186,468,605	$35,517	$230,512,841
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,971,715)	$–	$(1,971,715)
Forward Foreign Currency Contracts	–	(1,486,501)	–	(1,486,501)
Forward Premium Swaptions	–	(32,891)	–	(32,891)
Futures	(426,039)	–	–	(426,039)
Written Options	–	(15,383,848)	–	(15,383,848)
Total Liabilities	$(426,039)	$(18,874,955)	$–	$(19,300,994)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P	$2,890,039	$134,909	$-	$(60,750)	$2,964,198	$134,917	$-	$-
Voya Emerging Markets Corporate Debt Fund - Class P	10,763,054	407,603	-	(603,984)	10,566,673	407,623	-	-
Voya Emerging Markets Hard Currency Debt Fund - Class P	16,140,338	606,089	-	(1,181,012)	15,565,415	606,118	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	24,241,904	792,392	(14,771,049)	1,683,909	11,947,156	792,428	(4,771,049)	-
	$54,035,335	$1,940,993	$(14,771,049)	$(161,837)	$41,043,442	$1,941,086	$(4,771,049)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,288,000	IDR 18,864,692,000	Barclays Bank PLC	10/05/18	$22,632
USD 167,818	CZK 3,711,404	Barclays Bank PLC	10/05/18	559
PLN 3,140,247	USD 843,000	Barclays Bank PLC	10/05/18	8,809
USD 1,365,005	PLN 5,034,663	Barclays Bank PLC	10/05/18	(675)
USD 2,278,678	ZAR 30,673,776	Barclays Bank PLC	10/05/18	110,467
USD 1,395,651	HUF 385,086,397	Barclays Bank PLC	10/05/18	12,427
HUF 147,962,589	USD 534,000	Barclays Bank PLC	10/05/18	(2,521)
MYR 138,881	USD 33,619	Barclays Bank PLC	10/05/18	(62)
MYR 2,362,772	USD 569,000	Barclays Bank PLC	10/05/18	1,900
TRY 2,540,107	USD 379,000	Barclays Bank PLC	10/05/18	41,060
COP 2,666,841,233	USD 892,275	Barclays Bank PLC	10/05/18	7,858
IDR 7,931,527,457	USD 532,568	Barclays Bank PLC	10/05/18	(552)
PLN 3,298,253	USD 899,000	Barclays Bank PLC	10/05/18	(4,331)
USD 865,767	COP 2,511,130,557	Barclays Bank PLC	10/05/18	18,190
ZAR 6,463,052	USD 447,000	Barclays Bank PLC	10/05/18	9,848
CLP 373,630,755	USD 578,242	Barclays Bank PLC	10/05/18	(10,224)
USD 304,030	PEN 996,611	Barclays Bank PLC	10/05/18	2,433
USD 2,284,971	RUB 146,030,465	Barclays Bank PLC	10/05/18	56,603
USD 670,388	RON 2,685,608	Barclays Bank PLC	10/05/18	452

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
RUB 17,277,423	USD 255,000	Barclays Bank PLC	10/05/18	$8,647
USD 1,087,697	THB 36,004,080	Barclays Bank PLC	10/05/18	(25,707)
USD 304,123	PEN 996,611	Barclays Bank PLC	10/05/18	2,526
USD 1,230,670	MYR 4,965,138	Barclays Bank PLC	10/05/18	30,979
USD 719,254	HUF 197,711,339	Barclays Bank PLC	10/05/18	9,078
MYR 2,463,485	USD 610,000	Barclays Bank PLC	10/05/18	(14,766)
USD 1,051,176	NZD 1,591,828	Barclays Bank PLC	10/19/18	(4,076)
JPY 3,497,605,198	USD 31,209,730	Barclays Bank PLC	10/19/18	(387,319)
EUR 940,570	USD 1,109,000	Barclays Bank PLC	10/19/18	(15,454)
CHF 310,458	USD 324,000	Barclays Bank PLC	10/19/18	(7,164)
DKK 3,990,757	USD 627,062	Barclays Bank PLC	10/19/18	(4,815)
SEK 13,237,524	USD 1,491,067	Barclays Bank PLC	10/19/18	531
USD 974,000	AUD 1,340,962	Barclays Bank PLC	10/19/18	4,565
USD 813,000	CAD 1,051,826	Barclays Bank PLC	10/19/18	(1,638)
USD 158,000	GBP 120,121	Barclays Bank PLC	10/19/18	1,312
EUR 592,854	USD 699,000	Barclays Bank PLC	10/19/18	(9,724)
USD 1,540,530	CAD 1,998,031	Barclays Bank PLC	10/19/18	(6,944)
GBP 788,865	USD 1,038,000	Barclays Bank PLC	10/19/18	(8,989)
SEK 2,062,670	USD 235,000	Barclays Bank PLC	10/19/18	(2,579)
USD 888,183	COP 2,666,841,233	Barclays Bank PLC	01/11/19	(9,580)
USD 522,605	IDR 7,931,527,457	Barclays Bank PLC	01/11/19	(606)
USD 33,570	MYR 138,881	Barclays Bank PLC	01/11/19	62
IDR 17,011,384,798	USD 1,117,000	BNP Paribas	10/05/18	24,056
USD 573,000	CZK 12,998,693	BNP Paribas	10/05/18	(12,801)
CLP 290,191,372	USD 422,000	BNP Paribas	10/05/18	19,168
RON 1,344,351	USD 337,000	BNP Paribas	10/05/18	(1,646)
ZAR 11,777,942	USD 759,000	BNP Paribas	10/05/18	73,537
RUB 46,217,146	USD 674,000	BNP Paribas	10/05/18	31,256
USD 1,646,000	BRL 6,366,395	BNP Paribas	10/05/18	69,964
IDR 84,975,000	USD 5,794	BNP Paribas	10/05/18	(94)
EUR 671,494	USD 786,157	BNP Paribas	10/19/18	(5,449)
MXN 48,451	USD 2,603	Citibank N.A.	10/05/18	(16)
BRL 1,203,470	USD 302,357	Citibank N.A.	10/05/18	(4,431)
USD 874,841	TRY 4,588,002	Citibank N.A.	10/05/18	116,118
USD 2,907,995	BRL 10,886,661	Citibank N.A.	10/05/18	212,942
USD 475,760	SGD 648,988	Citibank N.A.	10/05/18	991
USD 385,161	PLN 1,403,836	Citibank N.A.	10/05/18	4,362
RON 5,505,239	USD 1,394,861	Citibank N.A.	10/05/18	(21,557)
MXN 4,846,485	USD 255,000	Citibank N.A.	10/05/18	3,839
HUF 77,097,408	USD 274,000	Citibank N.A.	10/05/18	2,933
CZK 17,722,806	USD 801,000	Citibank N.A.	10/05/18	(2,301)
MXN 19,742,381	USD 1,012,000	Citibank N.A.	10/05/18	42,395
THB 24,880,324	USD 759,000	Citibank N.A.	10/05/18	10,409
USD 31,000	JPY 3,475,373	Citibank N.A.	10/19/18	373
NOK 11,969,735	USD 1,473,000	Citibank N.A.	10/19/18	(1,253)
USD 2,344,000	SEK 20,696,974	Citibank N.A.	10/19/18	11,875
NZD 1,544,089	USD 1,030,000	Citibank N.A.	10/19/18	(6,395)
EUR 567,190	USD 668,000	Citibank N.A.	10/19/18	(8,561)
USD 86,000	JPY 9,666,483	Citibank N.A.	10/19/18	815
USD 260,000	NZD 389,864	Citibank N.A.	10/19/18	1,552
USD 713,000	AUD 982,493	Citibank N.A.	10/19/18	2,716
USD 237,000	SEK 2,080,571	Citibank N.A.	10/19/18	2,562
GBP 3,905,834	USD 5,115,000	Citibank N.A.	10/19/18	(20,155)
JPY 300,336,693	USD 2,652,000	Citibank N.A.	10/19/18	(5,303)
USD 339,000	AUD 467,676	Citibank N.A.	10/19/18	898
USD 8,945,000	CAD 11,652,324	Citibank N.A.	10/19/18	(79,716)
USD 6,323,000	AUD 8,765,085	Citibank N.A.	10/19/18	(13,634)
PLN 1,403,836	USD 386,178	Citibank N.A.	01/11/19	(4,332)
USD 1,392,216	RON 5,505,239	Citibank N.A.	01/11/19	21,229
SGD 648,988	USD 476,676	Citibank N.A.	01/11/19	(847)
IDR 15,997,087,960	USD 1,099,000	Credit Suisse International	10/05/18	(25,979)
ILS 955,265	USD 260,318	Credit Suisse International	10/05/18	2,372
HUF 154,669,510	USD 553,000	Credit Suisse International	10/05/18	2,570
USD 2,463,000	JPY 277,894,625	Credit Suisse International	10/19/18	14,072
USD 7,356,000	EUR 6,248,179	Credit Suisse International	10/19/18	91,605
USD 2,641,000	CHF 2,545,280	Credit Suisse International	10/19/18	43,426
USD 343,000	AUD 471,840	Credit Suisse International	10/19/18	1,888

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
CAD 11,575,066	USD 8,905,000	Credit Suisse International	10/19/18	$59,880
HKD 222,909	USD 28,439	Deutsche Bank AG	10/05/18	37
NOK 69,658,010	USD 8,604,000	Deutsche Bank AG	10/19/18	(39,152)
SEK 22,804,391	USD 2,596,000	Deutsche Bank AG	10/19/18	(26,412)
TRY 2,047,895	USD 327,967	Goldman Sachs International	10/05/18	10,695
USD 267,988	ILS 955,265	Goldman Sachs International	10/05/18	5,297
BRL 4,549,910	USD 1,123,157	Goldman Sachs International	10/05/18	3,198
HUF 55,098,414	USD 201,218	Goldman Sachs International	10/05/18	(3,305)
USD 46,702	CZK 1,012,709	Goldman Sachs International	10/05/18	1,063
BRL 3,251,313	USD 785,000	Goldman Sachs International	10/05/18	19,880
ZAR 15,546,853	USD 1,091,141	Goldman Sachs International	10/05/18	7,807
USD 998,013	CLP 663,822,127	Goldman Sachs International	10/05/18	(11,173)
RUB 29,035,176	USD 440,177	Goldman Sachs International	10/05/18	2,888
USD 1,046,000	RON 4,163,982	Goldman Sachs International	10/05/18	7,278
HUF 147,969,814	USD 534,000	Goldman Sachs International	10/05/18	(2,495)
BRL 3,268,504	USD 785,000	Goldman Sachs International	10/05/18	24,136
MXN 23,503	USD 1,251	Goldman Sachs International	10/05/18	4
USD 190,000	PHP 10,329,920	Goldman Sachs International	10/05/18	(1,143)
PHP 1,835,581	USD 33,801	Goldman Sachs International	10/05/18	165
BRL 3,776,389	USD 906,000	Goldman Sachs International	10/05/18	28,866
COP 2,355,419,880	USD 759,000	Goldman Sachs International	10/05/18	36,020
IDR 84,975,000	USD 5,795	Goldman Sachs International	10/05/18	(95)
PHP 69,760,537	USD 1,309,000	Goldman Sachs International	10/05/18	(18,165)
BRL 1,203,470	USD 302,250	Goldman Sachs International	10/05/18	(4,325)
USD 474,432	IDR 6,901,560,081	Goldman Sachs International	10/05/18	11,503
USD 1,099,000	PHP 58,795,401	Goldman Sachs International	10/05/18	11,062
PEN 2,878	USD 872	Goldman Sachs International	10/05/18	(1)
USD 1,717,193	MXN 32,172,072	Goldman Sachs International	10/05/18	(1,042)
USD 865,078	COP 2,511,130,557	Goldman Sachs International	10/05/18	17,501
GBP 10,765,466	USD 14,181,521	Goldman Sachs International	10/19/18	(138,839)
NZD 3,964,709	USD 2,613,028	Goldman Sachs International	10/19/18	15,250
USD 1,592,000	AUD 2,185,162	Goldman Sachs International	10/19/18	12,258
ILS 955,265	USD 269,956	Goldman Sachs International	01/11/19	(5,229)
USD 1,113,455	BRL 4,549,910	Goldman Sachs International	01/11/19	(3,541)
USD 435,857	RUB 29,035,176	Goldman Sachs International	01/11/19	(2,536)
CLP 663,822,127	USD 998,403	Goldman Sachs International	01/11/19	11,603
CZK 1,012,708	USD 47,015	Goldman Sachs International	01/11/19	(1,063)
USD 1,077,235	ZAR 15,546,853	Goldman Sachs International	01/11/19	(7,330)
USD 33,453	PHP 1,835,581	Goldman Sachs International	01/11/19	(219)
USD 307,797	TRY 2,047,895	Goldman Sachs International	01/11/19	(9,916)
USD 202,739	HUF 55,098,414	Goldman Sachs International	01/11/19	3,155
USD 2,642,385	KRW 2,956,829,125	HSBC Bank USA N.A.	10/05/18	(23,273)
PHP 13,983,038	USD 259,440	HSBC Bank USA N.A.	10/05/18	(701)
USD 356,000	PEN 1,178,275	HSBC Bank USA N.A.	10/05/18	(572)
PEN 1,971,726	USD 596,000	HSBC Bank USA N.A.	10/05/18	688
MXN 7,511,252	USD 398,336	HSBC Bank USA N.A.	10/05/18	2,823
THB 11,123,756	USD 343,157	HSBC Bank USA N.A.	10/05/18	838
USD 474,399	IDR 6,901,560,081	HSBC Bank USA N.A.	10/05/18	11,470
USD 474,497	IDR 6,901,560,081	HSBC Bank USA N.A.	10/05/18	11,568
USD 474,497	IDR 6,901,560,081	HSBC Bank USA N.A.	10/05/18	11,568
SGD 648,988	USD 480,085	HSBC Bank USA N.A.	10/05/18	(5,315)
USD 262,930	SEK 2,333,916	HSBC Bank USA N.A.	10/19/18	(54)
KRW 2,956,829,125	USD 2,649,417	HSBC Bank USA N.A.	01/11/19	22,134
USD 392,307	MXN 7,511,252	HSBC Bank USA N.A.	01/11/19	(2,755)
USD 344,379	THB 11,123,756	HSBC Bank USA N.A.	01/11/19	(758)
USD 305,000	PHP 16,453,835	JPMorgan Chase Bank N.A.	10/05/18	542
USD 65,000	KRW 73,030,750	JPMorgan Chase Bank N.A.	10/05/18	(839)
RUB 26,750,360	USD 410,415	JPMorgan Chase Bank N.A.	10/05/18	(2,215)
PEN 1,196,894	USD 362,563	JPMorgan Chase Bank N.A.	10/05/18	(357)
USD 209,000	ZAR 3,114,071	JPMorgan Chase Bank N.A.	10/05/18	(11,122)
RUB 26,750,360	USD 410,304	JPMorgan Chase Bank N.A.	10/05/18	(2,104)
USD 1,078,000	EUR 914,503	JPMorgan Chase Bank N.A.	10/19/18	14,760
USD 1,493,000	CAD 1,925,457	JPMorgan Chase Bank N.A.	10/19/18	1,735
USD 352,000	NZD 529,415	JPMorgan Chase Bank N.A.	10/19/18	1,041
AUD 8,847,002	USD 6,442,000	JPMorgan Chase Bank N.A.	10/19/18	(46,145)
AUD 1,437,091	USD 1,041,637	JPMorgan Chase Bank N.A.	10/19/18	(2,705)
USD 1,387,000	NZD 2,095,258	JPMorgan Chase Bank N.A.	10/19/18	(1,985)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
CHF 1,799,005	USD 1,861,788	JPMorgan Chase Bank N.A.	10/19/18	$(25,821)
EUR 26,750,980	USD 31,352,405	JPMorgan Chase Bank N.A.	10/19/18	(250,596)
USD 62,000	EUR 53,044	JPMorgan Chase Bank N.A.	10/19/18	329
USD 720,403	NOK 5,878,412	JPMorgan Chase Bank N.A.	10/19/18	(2,382)
CHF 2,494,881	USD 2,557,000	JPMorgan Chase Bank N.A.	10/19/18	(10,860)
USD 1,168,313	CHF 1,121,108	JPMorgan Chase Bank N.A.	10/19/18	24,172
USD 361,130	PEN 1,196,894	JPMorgan Chase Bank N.A.	01/11/19	255
USD 28,552	HKD 222,909	Morgan Stanley	10/05/18	76
IDR 5,360,982,110	USD 365,055	Morgan Stanley	10/05/18	(5,462)
KRW 3,029,859,875	USD 2,720,850	Morgan Stanley	10/05/18	10,647
EUR 7,318,611	USD 8,542,000	Morgan Stanley	10/19/18	(33,077)
GBP 1,030,118	USD 1,367,000	Morgan Stanley	10/19/18	(23,294)
USD 328,000	NOK 2,671,416	Morgan Stanley	10/19/18	(466)
USD 8,506,000	NOK 69,288,001	Morgan Stanley	10/19/18	(13,353)
USD 1,646,854	CAD 2,132,326	Morgan Stanley	10/19/18	(4,631)
AUD 11,962,366	USD 8,635,589	Morgan Stanley	10/19/18	12,488
NOK 432,196	USD 53,000	Morgan Stanley	10/19/18	141
NOK 9,306,004	USD 1,141,000	Morgan Stanley	10/19/18	3,226
USD 8,327,835	NOK 67,790,682	Morgan Stanley	10/19/18	(7,414)
HKD 222,909	USD 28,585	Morgan Stanley	01/11/19	(68)
USD 6,272,000	GBP 4,754,934	The Bank of New York Mellon	10/19/18	69,573
				$163,980

At September 30, 2018, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	11	12/17/18	$1,024,558	$(5,958)
Australia 3-Year Bond	36	12/17/18	2,895,446	(3,735)
Canada 10-Year Bond	27	12/18/18	2,772,222	(39,015)
Euro-Bobl 5-Year	55	12/06/18	8,346,202	(47,659)
Euro-Buxl® 30-year German Government Bond	21	12/06/18	4,250,276	(47,894)
Euro-OAT	67	12/06/18	11,750,224	(80,826)
Euro-Schatz	96	12/06/18	12,458,522	(15,827)
Japanese Government Bonds 10-Year Mini	1	12/12/18	132,089	(136)
Long Gilt	35	12/27/18	5,517,192	(50,067)
Long-Term Euro-BTP	53	12/06/18	7,620,569	(14,169)
Short Gilt	7	12/27/18	943,771	(2,993)
U.S. Treasury Long Bond	16	12/19/18	2,248,000	(69,530)
U.S. Treasury Ultra Long Bond	8	12/19/18	1,234,250	(48,230)
			$61,193,321	$(426,039)
Short Contracts:
Euro-Bund	(58)	12/06/18	(10,693,053)	105,530
U.S. Treasury 10-Year Note	(14)	12/19/18	(1,662,937)	18,895
U.S. Treasury 2-Year Note	(4)	12/31/18	(842,937)	2,493
U.S. Treasury 5-Year Note	(65)	12/31/18	(7,310,977)	63,417
U.S. Treasury Ultra 10-Year Note	(113)	12/19/18	(14,238,000)	261,101
			$(34,747,904)	$451,436

At September 30, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	2.960%	Semi-Annual	11/21/44	CAD	1,000,000	$8,543	$138
Pay	6-month EUR-EURIBOR	Semi-Annual	0.294	Annual	02/10/23	EUR	2,400,000	(167)	191
Pay	6-month EUR-EURIBOR	Semi-Annual	0.325	Annual	02/16/23	EUR	100,000	139	145
Pay	6-month GBP-LIBOR	Semi-Annual	2.899	Semi-Annual	08/22/44	GBP	2,000,000	637,821	759,483
Pay	6-month JPY-LIBOR	Semi-Annual	(0.105)	Semi-Annual	03/07/21	JPY	750,000,000	(28,680)	(30,064)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.199)	Semi-Annual	07/14/21	JPY	512,300,000	(35,190)	(38,444)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.020)	Semi-Annual	03/07/23	JPY	750,000,000	(44,463)	(43,976)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month JPY-LIBOR	Semi-Annual	0.754%	Semi-Annual	05/21/24	JPY	1,855,000,000	$532,191	$520,595
Pay	6-month JPY-LIBOR	Semi-Annual	0.558	Semi-Annual	02/24/25	JPY	1,084,559,370	213,966	193,658
Pay	6-month JPY-LIBOR	Semi-Annual	(0.092)	Semi-Annual	07/14/26	JPY	652,900,000	(160,667)	(167,566)
Pay	6-month JPY-LIBOR	Semi-Annual	0.387	Semi-Annual	03/02/31	JPY	7,700,000	(784)	(657)
Pay	6-month JPY-LIBOR	Semi-Annual	0.360	Semi-Annual	03/03/31	JPY	867,000,000	(113,610)	(99,199)
Pay	6-month JPY-LIBOR	Semi-Annual	0.623	Semi-Annual	03/02/36	JPY	6,200,000	(624)	(484)
Pay	6-month JPY-LIBOR	Semi-Annual	0.585	Semi-Annual	03/03/36	JPY	693,000,000	(108,544)	(92,660)
Pay	6-month JPY-LIBOR	Semi-Annual	1.289	Semi-Annual	02/04/45	JPY	1,015,000,000	817,744	800,860
Pay	3-month USD-LIBOR	Quarterly	2.924	Semi-Annual	09/14/20	USD	110,200,000	(118,089)	(118,089)
Pay	3-month USD-LIBOR	Quarterly	2.959	Semi-Annual	09/19/20	USD	110,200,000	(48,279)	(48,279)
Pay	3-month USD-LIBOR	Quarterly	2.955	Semi-Annual	09/20/20	USD	82,600,000	(43,193)	(43,193)
Pay	3-month USD-LIBOR	Quarterly	2.973	Semi-Annual	09/21/20	USD	82,600,000	(17,487)	(17,487)
Pay	3-month USD-LIBOR	Quarterly	2.920	Semi-Annual	08/17/28	USD	5,400,000	(89,356)	(89,356)
Pay	3-month USD-LIBOR	Quarterly	2.897	Semi-Annual	08/22/28	USD	8,100,000	(150,226)	(150,226)
Pay	3-month USD-LIBOR	Quarterly	2.909	Semi-Annual	09/04/28	USD	19,000,000	(333,922)	(333,922)
Pay	3-month USD-LIBOR	Quarterly	3.129	Semi-Annual	09/25/28	USD	19,200,000	25,168	25,168
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	690,000	(51,509)	(51,420)
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	800,000	(81,538)	(81,428)
Pay	3-month USD-LIBOR	Quarterly	3.124	Semi-Annual	09/24/48	USD	10,900,000	9,136	9,136
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.123)	Annual	02/11/19	EUR	200,000	(127)	(107)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.095)	Annual	02/16/19	EUR	100,000	(79)	(68)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.056	Annual	02/10/21	EUR	100,000	(280)	(291)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.143	Annual	02/04/46	EUR	500,000	52,393	48,510
Receive	6-month JPY-LIBOR	Semi-Annual	(0.030)	Semi-Annual	03/02/23	JPY	15,400,000	968	959
Receive	6-month JPY-LIBOR	Semi-Annual	(0.044)	Semi-Annual	03/03/23	JPY	1,733,000,000	118,389	117,030
Receive	6-month JPY-LIBOR	Semi-Annual	0.119	Semi-Annual	03/02/26	JPY	10,900,000	942	871
Receive	6-month JPY-LIBOR	Semi-Annual	0.103	Semi-Annual	03/03/26	JPY	1,231,000,000	119,216	110,893
Receive	6-month JPY-LIBOR	Semi-Annual	0.373	Semi-Annual	03/07/31	JPY	350,000,000	41,340	35,532
Receive	6-month JPY-LIBOR	Semi-Annual	0.178	Semi-Annual	07/14/36	JPY	326,600,000	260,982	268,263
Receive	6-month JPY-LIBOR	Semi-Annual	1.443	Semi-Annual	02/24/45	JPY	468,636,765	(533,920)	(519,513)
Receive	6-month JPY-LIBOR	Semi-Annual	0.233	Semi-Annual	07/14/46	JPY	172,300,000	277,110	286,543
Receive	1-month USD-LIBOR	Monthly	1.578	Monthly	10/27/18	USD	35,780,000	19,403	18,060
Receive	1-month USD-LIBOR	Monthly	1.720	Monthly	10/27/19	USD	18,320,000	184,295	183,318
Receive	1-month USD-LIBOR	Monthly	2.656	Monthly	06/19/20	USD	8,150,000	20,621	20,622
Receive	1-month USD-LIBOR	Monthly	2.798	Monthly	09/14/20	USD	4,000,000	3,456	3,456
Receive	3-month USD-LIBOR	Quarterly	2.982	Semi-Annual	09/24/20	USD	55,100,000	3,623	3,623
Receive	3-month USD-LIBOR	Quarterly	2.987	Semi-Annual	09/25/20	USD	96,400,000	46	46
Receive	1-month USD-LIBOR	Monthly	1.079	Monthly	04/04/21	USD	7,500,000	332,152	332,152
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	23,590,000	868,714	866,768
Receive	1-month USD-LIBOR	Monthly	2.816	Monthly	06/19/23	USD	1,716,000	9,607	9,607
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	1,210,000	31,318	31,318
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	4,110,000	56,205	56,205
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,590,000	200,347	199,960
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,690,000	44,152	44,152
Receive	1-month USD-LIBOR	Monthly	2.884	Monthly	06/19/28	USD	910,000	9,152	9,152
Receive	3-month USD-LIBOR	Quarterly	2.949	Semi-Annual	08/20/28	USD	5,400,000	76,074	76,074
Receive	3-month USD-LIBOR	Quarterly	2.945	Semi-Annual	08/30/28	USD	18,900,000	268,556	268,556
Receive	3-month USD-LIBOR	Quarterly	2.952	Semi-Annual	09/06/28	USD	8,100,000	112,179	112,179
Receive	3-month USD-LIBOR	Quarterly	3.005	Semi-Annual	09/11/28	USD	10,800,000	100,988	100,988
Receive	3-month USD-LIBOR	Quarterly	3.048	Semi-Annual	09/13/28	USD	8,100,000	45,525	45,525
Receive	3-month USD-LIBOR	Quarterly	3.025	Semi-Annual	09/14/28	USD	21,700,000	165,814	165,814
Receive	3-month USD-LIBOR	Quarterly	3.058	Semi-Annual	09/19/28	USD	38,000,000	180,585	180,585
Receive	3-month USD-LIBOR	Quarterly	3.075	Semi-Annual	09/19/28	USD	8,100,000	26,492	26,492
Receive	3-month USD-LIBOR	Quarterly	3.078	Semi-Annual	09/19/28	USD	21,700,000	65,518	65,518
Receive	3-month USD-LIBOR	Quarterly	3.082	Semi-Annual	09/20/28	USD	8,100,000	21,690	21,690
Receive	3-month USD-LIBOR	Quarterly	3.093	Semi-Annual	09/20/28	USD	16,300,000	28,546	28,546
Receive	3-month USD-LIBOR	Quarterly	3.125	Semi-Annual	09/21/28	USD	16,300,000	(16,832)	(16,832)
Receive	3-month USD-LIBOR	Quarterly	3.154	Semi-Annual	09/24/28	USD	8,200,000	(28,454)	(28,454)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	400,000	30,574	30,574
Receive	1-month USD-LIBOR	Monthly	2.962	Monthly	04/30/33	USD	530,000	4,056	4,056
Receive	3-month USD-LIBOR	Quarterly	2.188	Semi-Annual	04/04/46	USD	900,000	168,789	168,789
								$4,188,505	$4,280,085

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	2.750%	Receive	3-month USD-LIBOR	10/09/18	USD	189,500,000	$132,650	$25
Call on 5-Year Interest Rate Swap	Deutsche Bank AG	2.931%	Receive	3-month USD-LIBOR	08/19/19	USD	521,100,000	6,312,416	3,593,876
Put on 10-Year Interest Rate Swap	Bank of America N.A.	3.274%	Pay	3-month USD-LIBOR	12/05/18	USD	47,400,000	146,940	148,880
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	3.210%	Pay	3-month USD-LIBOR	11/21/18	USD	47,400,000	134,178	175,445
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	3.250%	Pay	3-month USD-LIBOR	10/17/18	USD	189,500,000	137,387	99,420
Put on 10-Year Interest Rate Swap	Goldman Sachs International	3.400%	Pay	3-month USD-LIBOR	12/19/18	USD	47,400,000	106,650	91,077
Put on 5-Year Interest Rate Swap	Deutsche Bank AG	2.931%	Pay	3-month USD-LIBOR	08/19/19	USD	521,100,000	6,312,416	8,417,930
								$13,282,637	$12,526,653

At September 30, 2018, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap	Bank of America N.A.	2.874%	Pay	3-month USD-LIBOR	12/05/18	USD	47,400,000	$142,200	$(72,514)
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	2.750%	Pay	3-month USD-LIBOR	11/21/18	USD	47,400,000	134,178	(16,736)
Call on 10-Year Interest Rate Swap	Citibank N.A.	2.954%	Pay	3-month USD-LIBOR	11/13/18	USD	189,500,000	1,970,800	(284,247)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	2.969%	Pay	3-month USD-LIBOR	08/19/19	USD	138,800,000	3,138,396	(1,813,497)
Call on 10-Year Interest Rate Swap	Goldman Sachs International	2.900%	Pay	3-month USD-LIBOR	12/19/18	USD	47,400,000	106,413	(116,610)
Call on 2-Year Interest Rate Swap	Deutsche Bank AG	2.967%	Pay	3-month USD-LIBOR	08/19/19	USD	627,800,000	2,972,268	(1,654,847)
Put on 10-Year Interest Rate Swap	Citibank N.A.	2.954%	Receive	3-month USD-LIBOR	11/13/18	USD	189,500,000	1,970,800	(3,063,280)
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	2.969%	Receive	3-month USD-LIBOR	08/19/19	USD	138,800,000	3,138,396	(4,051,890)
Put on 2-Year Interest Rate Swap	Deutsche Bank AG	2.967%	Receive	3-month USD-LIBOR	08/19/19	USD	627,800,000	2,972,269	(4,047,909)
								$16,545,720	$(15,121,530)

At September 30, 2018, the following over-the-counter purchased interest rate floors were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put Option - Max[-0.050% minus 10-Year Swap Rate minus 2-Year Swap Rate or 0.000%]	Citibank N.A.	0.000%	Receive	3-month USD-LIBOR	11/01/18	USD	947,350,000	$118,419	$5,832
								$118,419	$5,832

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the following over-the-counter written interest rate caps were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Option - Max[0, 10-Year Swap Rate minus 2-Year Swap Rate) - Exercise Rate]	Citibank N.A.	0.100%	Pay	3-month USD-LIBOR	11/01/18	USD	473,700,000	$116,056	$(131,159)
Call OTC Option - Max[0, 10-Year Swap Rate minus 2-Year Swap Rate) - Exercise Rate]	Citibank N.A.	0.100%	Pay	3-month USD-LIBOR	11/01/18	USD	473,700,000	113,688	(131,159)
								$229,744	$(262,318)

At September 30, 2018, the following over-the-counter forward premium swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration	Unrealized Appreciation/(Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	0.000%	Receive	3-month USD-LIBOR	02/20/19	USD	10,170,000	$(541,552)	$(5,113)
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	14,449,000	763,991	(100)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	02/13/19	USD	10,170,000	(551,520)	(14,618)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	03/06/19	USD	10,170,000	(544,858)	(7,807)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	0.000%	Receive	3-month USD-LIBOR	04/25/19	USD	16,061,000	854,445	(5,253)
								$(19,494)	$(32,891)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Purchased Options	$12,532,485
Foreign exchange contracts	Forward foreign currency contracts	1,650,481
Interest rate contracts	Futures contracts	451,436
Interest rate contracts	Interest rate swaps	6,251,800
Total Asset Derivatives		$20,886,202

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,486,501
Interest rate contracts	Futures contracts	426,039
Interest rate contracts	Forward premium swaptions	32,891
Interest rate contracts	Interest rate swaps	1,971,715
Interest rate contracts	Written options	15,383,848
Total Liability Derivatives		$19,300,994

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Morgan Stanley	The Bank of New York Mellon	Totals
Assets:
Purchased options	$148,880	$175,445	$-	$5,832	$-	$12,111,251	$91,077	$-	$-	$-	$-	$-	$12,532,485
Forward foreign currency contracts	-	350,938	217,981	436,009	215,813	37	229,629	61,089	42,834	-	26,578	69,573	1,650,481
Total Assets	$148,880	$526,383	$217,981	$441,841	$215,813	$12,111,288	$320,706	$61,089	$42,834	$-	$26,578	$69,573	$14,182,966

Liabilities:
Forward foreign currency contracts	$-	$517,726	$19,990	$168,501	$25,979	$65,564	$210,417	$33,428	$357,131	$87,765	$-	$-	$1,486,501
Forward premium swaptions	5,113	100	-	-	-	-	-	-	-	27,678	-	-	32,891
Written options	72,514	16,736	-	3,609,845	-	11,568,143	116,610	-	-	-	-	-	15,383,848
Total Liabilities	$77,627	$534,562	$19,990	$3,778,346	$25,979	$11,633,707	$327,027	$33,428	$357,131	$115,443	$-	$-	$16,903,240

Net OTC derivative instruments by counterparty, at fair value	$71,253	$(8,179)	$197,991	$(3,336,505)	$189,834	$477,581	$(6,321)	$27,661	$(314,297)	$(115,443)	$26,578	$69,573	$(2,720,274)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$3,336,505	$-	$(477,581)	$-	$-	$-	$-	$(26,578)	$-	$2,832,346

Net Exposure(1)(2)	$71,253	$(8,179)	$197,991	$-	$189,834	$-	$(6,321)	$27,661	$(314,297)	$(115,443)	$-	$69,573	$112,072

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(2) At September 30, 2018, the Portfolio had received $460,000, $500,000, $40,000 and $60,000 in cash collateral from Barclays Bank PLC, Deutsche Bank AG, Morgan Stanley Capital Services LLC and Morgan Stanley, respectively. In addition, the Portfolio had pledged $3,659,000 in cash collateral to Citibank N.A. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $218,784,828.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$16,655,671
Gross Unrealized Depreciation	(21,053,901)

Net Unrealized Depreciation	$(4,398,230)

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.9%
1,018,005	Invesco Senior Loan ETF	$23,587,176	5.0
56,325	iShares 1-3 Year Treasury Bond ETF	4,680,044	1.0
600,677	Schwab U.S. TIPS ETF	32,412,531	6.9
40,667	Vanguard Global ex-U.S. Real Estate ETF	2,284,266	0.5
28,028	Vanguard Real Estate ETF	2,261,299	0.5

	Total Exchange-Traded Funds
	(Cost $66,253,991)	65,225,316	13.9

MUTUAL FUNDS: 76.1%
	Affiliated Investment Companies: 74.6%
1,257,579	Voya Emerging Markets Index Portfolio Class P2	14,575,345	3.1
3,269,234	Voya International Index Portfolio Class P2	33,836,574	7.2
605,343	Voya Russell Mid Cap Index Portfolio Class P2	9,304,116	2.0
19,111,468	Voya U.S. Bond Index Portfolio Class P2	195,128,091	41.6
5,913,719	Voya U.S. Stock Index Portfolio Class P2	96,925,855	20.7
		349,769,981	74.6

	Unaffiliated Investment Companies: 1.5%
1,469,625	Credit Suisse Commodity Return Strategy Fund - Class I	7,142,375	1.5

	Total Mutual Funds
	(Cost $352,203,768)	356,912,356	76.1

	Total Investments in Securities (Cost $418,457,759)	$422,137,672	90.0
	Assets in Excess of Other Liabilities	46,893,260	10.0
	Net Assets	$469,030,932	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$65,225,316	$–	$–	$65,225,316
Mutual Funds	356,912,356	–	–	356,912,356
Total Investments, at fair value	$422,137,672	$–	$–	$422,137,672

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Other Financial Instruments+
Futures	58,523	–	–	58,523
Total Assets	$422,196,195	$–	$–	$422,196,195
Liabilities Table
Other Financial Instruments+
Futures	$(397,949)	$–	$–	$(397,949)
Total Liabilities	$(397,949)	$–	$–	$(397,949)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$14,476,644	$3,960,646	$(2,124,635)	$(1,737,310)	$14,575,345	$327,459	$392,795	$-
Voya International Index Portfolio Class P2	33,672,294	6,722,377	(4,943,655)	(1,614,442)	33,836,574	873,114	477,447	-
Voya Russell Mid Cap Index Portfolio Class P2	14,368,964	1,940,672	(5,961,368)	(1,044,152)	9,304,116	130,932	544,098	1,025,887
Voya U.S. Bond Index Portfolio Class P2	255,995,129	42,256,979	(98,045,625)	(5,078,392)	195,128,091	4,294,391	(3,897,712)	-
Voya U.S. Stock Index Portfolio Class P2	82,646,453	32,810,330	(19,620,746)	1,089,818	96,925,855	234,387	3,346,893	5,295,949
	$401,159,484	$87,691,004	$(130,696,029)	$(8,384,478)	$349,769,981	$5,860,283	$863,521	$6,321,836

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	32	12/21/18	$4,670,400	$58,523
U.S. Treasury 2-Year Note	244	12/31/18	51,419,188	(99,569)
			$56,089,588	$(41,046)
Short Contracts:
Mini MSCI Emerging Markets Index	(182)	12/21/18	(9,552,270)	(298,380)
			$(9,552,270)	$(298,380)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$58,523
Total Asset Derivatives		$58,523

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$298,380
Interest rate contracts	Futures contracts	99,569
Total Liability Derivatives		$397,949

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $425,359,129.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$12,925,240
Gross Unrealized Depreciation	(16,486,123)

Net Unrealized Depreciation	$(3,560,883)

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.8%
653,295	Invesco Senior Loan ETF	$15,136,845	5.0
36,146	iShares 1-3 Year Treasury Bond ETF	3,003,371	1.0
275,342	Schwab U.S. TIPS ETF	14,857,454	4.9
26,098	Vanguard Global ex-U.S. Real Estate ETF	1,465,925	0.5
17,987	Vanguard Real Estate ETF	1,451,191	0.4

	Total Exchange-Traded Funds
	(Cost $36,198,470)	35,914,786	11.8

MUTUAL FUNDS: 81.0%
	Affiliated Investment Companies: 79.5%
935,763	Voya Emerging Markets Index Portfolio Class P2	10,845,490	3.6
3,288,235	Voya International Index Portfolio Class P2	34,033,229	11.2
391,371	Voya Russell Mid Cap Index Portfolio Class P2	6,015,376	2.0
181,157	Voya Russell Small Cap Index Portfolio Class P2	2,965,546	1.0
10,263,706	Voya U.S. Bond Index Portfolio Class P2	104,792,435	34.5
5,025,485	Voya U.S. Stock Index Portfolio Class P2	82,367,692	27.2
		241,019,768	79.5

	Unaffiliated Investment Companies: 1.5%
943,118	Credit Suisse Commodity Return Strategy Fund - Class I	4,583,555	1.5

	Total Mutual Funds
	(Cost $242,263,819)	245,603,323	81.0

	Total Investments in Securities (Cost $278,462,289)	$281,518,109	92.8
	Assets in Excess of Other Liabilities	21,851,384	7.2
	Net Assets	$303,369,493	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$35,914,786	$–	$–	$35,914,786
Mutual Funds	245,603,323	–	–	245,603,323
Total Investments, at fair value	$281,518,109	$–	$–	$281,518,109
Other Financial Instruments+
Futures	38,437	–	–	38,437

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Total Assets	$281,556,546	$–	$–	$281,556,546
Liabilities Table
Other Financial Instruments+
Futures	$(255,353)	$–	$–	$(255,353)
Total Liabilities	$(255,353)	$–	$–	$(255,353)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$8,585,472	$4,548,141	$(1,075,665)	$(1,212,458)	$10,845,490	$227,032	$195,419	$-
Voya International Index Portfolio Class P2	26,895,855	11,967,587	(3,035,067)	(1,795,146)	34,033,229	815,806	629,444	-
Voya Russell Mid Cap Index Portfolio Class P2	7,304,529	2,565,431	(3,354,814)	(499,770)	6,015,376	77,806	193,127	609,630
Voya Russell Small Cap Index Portfolio Class P2	7,279,859	1,732,925	(5,743,544)	(303,694)	2,965,546	29,722	456,630	155,061
Voya U.S. Bond Index Portfolio Class P2	95,759,479	45,198,741	(33,496,664)	(2,669,121)	104,792,435	1,980,116	(1,059,159)	-
Voya U.S. Stock Index Portfolio Class P2	56,837,468	37,468,068	(13,413,681)	1,475,837	82,367,692	189,576	1,849,520	4,283,437
	$202,662,662	$103,480,893	$(60,119,435)	$(5,004,352)	$241,019,768	$3,320,058	$2,264,981	$5,048,128

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2020 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	21	12/21/18	$3,064,950	$38,437
U.S. Treasury 2-Year Note	118	12/31/18	24,866,656	(49,372)
			$27,931,606	$(10,935)
Short Contracts:
Mini MSCI Emerging Markets Index	(116)	12/21/18	(6,088,260)	(205,981)
			$(6,088,260)	$(205,981)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$38,437
Total Asset Derivatives		$38,437

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$205,981
Interest rate contracts	Futures contracts	49,372
Total Liability Derivatives		$255,353

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $279,805,574.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$6,510,567
Gross Unrealized Depreciation	(5,014,948)

Net Unrealized Appreciation	$1,495,619

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.4%
1,963,597	Invesco Senior Loan ETF	$45,496,542	5.0
492,387	iShares 1-3 Year Treasury Bond ETF	40,912,436	4.5
331,036	Schwab U.S. TIPS ETF	17,862,703	1.9
78,442	Vanguard Global ex-U.S. Real Estate ETF	4,406,087	0.5
54,062	Vanguard Real Estate ETF	4,361,722	0.5

	Total Exchange-Traded Funds
	(Cost $114,011,185)	113,039,490	12.4

MUTUAL FUNDS: 87.3%
	Affiliated Investment Companies: 85.8%
3,707,510	Voya Emerging Markets Index Portfolio Class P2	42,970,045	4.7
12,314,065	Voya International Index Portfolio Class P2	127,450,576	14.0
2,057,662	Voya Russell Mid Cap Index Portfolio Class P2	31,626,265	3.5
1,088,508	Voya Russell Small Cap Index Portfolio Class P2	17,818,869	1.9
25,495,243	Voya U.S. Bond Index Portfolio Class P2	260,306,429	28.6
18,404,056	Voya U.S. Stock Index Portfolio Class P2	301,642,470	33.1
		781,814,654	85.8

	Unaffiliated Investment Companies: 1.5%
2,834,713	Credit Suisse Commodity Return Strategy Fund - Class I	13,776,704	1.5

	Total Mutual Funds
	(Cost $763,937,952)	795,591,358	87.3

	Total Investments in Securities (Cost $877,949,137)	$908,630,848	99.7
	Assets in Excess of Other Liabilities	2,773,155	0.3
	Net Assets	$911,404,003	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$113,039,490	$–	$–	$113,039,490
Mutual Funds	795,591,358	–	–	795,591,358
Total Investments, at fair value	$908,630,848	$–	$–	$908,630,848
Other Financial Instruments+
Futures	113,337	–	–	113,337

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Total Assets	$908,744,185	$–	$–	$908,744,185
Liabilities Table
Other Financial Instruments+
Futures	$(502,392)	$–	$–	$(502,392)
Total Liabilities	$(502,392)	$–	$–	$(502,392)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$42,316,947	$9,797,634	$(3,724,197)	$(5,420,339)	$42,970,045	$436,191	$1,092,083	$-
Voya International Index Portfolio Class P2	118,119,420	24,676,813	(9,734,609)	(5,611,048)	127,450,576	2,264,503	1,091,009	-
Voya Russell Mid Cap Index Portfolio Class P2	37,804,383	7,465,936	(10,815,460)	(2,828,594)	31,626,265	442,403	1,223,748	3,317,489
Voya Russell Small Cap Index Portfolio Class P2	25,118,136	3,718,769	(10,651,141)	(366,895)	17,818,869	217,344	1,196,412	976,600
Voya U.S. Bond Index Portfolio Class P2	228,903,569	67,286,971	(28,261,162)	(7,622,949)	260,306,429	1,831,124	(1,011,527)	-
Voya U.S. Stock Index Portfolio Class P2	247,311,915	88,175,887	(38,698,359)	4,853,027	301,642,470	591,518	8,305,033	15,800,859
	$699,574,370	$201,122,010	$(101,884,928)	$(16,996,798)	$781,814,654	$5,783,083	$11,896,758	$20,094,948

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	62	12/21/18	$9,048,900	$113,337
U.S. Treasury 2-Year Note	30	12/31/18	6,322,031	(13,462)
			$15,370,931	$99,875
Short Contracts:
Mini MSCI Emerging Markets Index	(306)	12/21/18	(16,060,410)	(488,930)
			$(16,060,410)	$(488,930)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2018 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$113,337
Total Asset Derivatives		$113,337

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$502,392
Total Liability Derivatives		$502,392

At September 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	62	12/21/18	$9,048,900	$113,337
U.S. Treasury 2-Year Note	30	12/31/18	6,322,031	(13,462)
			$15,370,931	$99,875
Short Contracts:
Mini MSCI Emerging Markets Index	(306)	12/21/18	(16,060,410)	(488,930)
			$(16,060,410)	$(488,930)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$113,337
Total Asset Derivatives		$113,337

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$488,930
Interest rate contracts	Futures contracts	13,462
Total Liability Derivatives		$502,392

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $886,275,042.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$42,118,298
Gross Unrealized Depreciation	(20,151,547)

Net Unrealized Appreciation	$21,966,751

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.7%
690,583	Invesco Senior Loan ETF	$16,000,808	3.9
66,866	iShares 1-3 Year Treasury Bond ETF	5,555,896	1.4
51,726	Vanguard Global ex-U.S. Real Estate ETF	2,905,449	0.7
35,650	Vanguard Real Estate ETF	2,876,242	0.7

	Total Exchange-Traded Funds
	(Cost $27,470,301)	27,338,395	6.7

MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 91.5%
2,298,025	Voya Emerging Markets Index Portfolio Class P2	26,634,104	6.6
7,452,391	Voya International Index Portfolio Class P2	77,132,251	19.0
1,047,945	Voya Russell Mid Cap Index Portfolio Class P2	16,106,916	4.0
485,118	Voya Russell Small Cap Index Portfolio Class P2	7,941,376	1.9
8,715,915	Voya U.S. Bond Index Portfolio Class P2	88,989,492	21.9
9,451,172	Voya U.S. Stock Index Portfolio Class P2	154,904,708	38.1
		371,708,847	91.5

	Unaffiliated Investment Companies: 1.5%
1,246,185	Credit Suisse Commodity Return Strategy Fund - Class I	6,056,462	1.5

	Total Mutual Funds
	(Cost $367,400,649)	377,765,309	93.0

	Total Investments in Securities (Cost $394,870,950)	$405,103,704	99.7
	Assets in Excess of Other Liabilities	1,173,502	0.3
	Net Assets	$406,277,206	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$27,338,395	$–	$–	$27,338,395
Mutual Funds	377,765,309	–	–	377,765,309
Total Investments, at fair value	$405,103,704	$–	$–	$405,103,704
Other Financial Instruments+
Futures	81,539	–	–	81,539
Total Assets	$405,185,243	$–	$–	$405,185,243

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Liabilities Table
Other Financial Instruments+
Futures	$(334,625)	$–	$–	$(334,625)
Total Liabilities	$(334,625)	$–	$–	$(334,625)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$18,354,203	$12,882,103	$(1,430,838)	$(3,171,364)	$26,634,104	$599,071	$421,872	$-
Voya International Index Portfolio Class P2	51,847,097	32,251,961	(3,487,896)	(3,478,911)	77,132,251	1,860,192	710,822	-
Voya Russell Mid Cap Index Portfolio Class P2	15,182,994	6,719,502	(4,798,219)	(997,361)	16,106,916	205,762	206,084	1,612,204
Voya Russell Small Cap Index Portfolio Class P2	12,105,731	4,016,728	(7,881,280)	(299,803)	7,941,376	79,185	658,891	413,115
Voya U.S. Bond Index Portfolio Class P2	46,000,102	53,764,484	(8,939,520)	(1,835,574)	88,989,492	1,345,753	(203,246)	-
Voya U.S. Stock Index Portfolio Class P2	112,515,416	57,117,141	(17,722,256)	2,994,407	154,904,708	346,134	3,066,738	7,820,844
	$256,005,543	$166,751,919	$(44,260,009)	$(6,788,606)	$371,708,847	$4,436,097	$4,861,161	$9,846,163

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	54	12/21/18	$7,881,300	$81,539
U.S. Treasury 2-Year Note	11	12/31/18	2,318,078	(4,489)
			$10,199,378	$77,050
Short Contracts:
Mini MSCI Emerging Markets Index	(199)	12/21/18	(10,444,515)	(330,136)
			$(10,444,515)	$(330,136)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$81,539
Total Asset Derivatives		$81,539

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$330,136
Interest rate contracts	Futures contracts	4,489
Total Liability Derivatives		$334,625

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $395,526,832.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$13,072,103
Gross Unrealized Depreciation	(3,748,317)

Net Unrealized Appreciation	$9,323,786

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.9%
1,453,641	Invesco Senior Loan ETF	$33,680,862	4.0
145,776	iShares 1-3 Year Treasury Bond ETF	12,112,528	1.5
108,881	Vanguard Global ex-U.S. Real Estate ETF	6,115,846	0.7
75,041	Vanguard Real Estate ETF	6,054,308	0.7

	Total Exchange-Traded Funds
	(Cost $58,290,565)	57,963,544	6.9

MUTUAL FUNDS: 92.8%
	Affiliated Investment Companies: 91.3%
5,447,741	Voya Emerging Markets Index Portfolio Class P2	63,139,314	7.5
17,077,536	Voya International Index Portfolio Class P2	176,752,497	21.0
2,717,542	Voya Russell Mid Cap Index Portfolio Class P2	41,768,622	4.9
1,006,262	Voya Russell Small Cap Index Portfolio Class P2	16,472,505	1.9
10,653,828	Voya U.S. Bond Index Portfolio Class P2	108,775,580	12.9
22,169,328	Voya U.S. Stock Index Portfolio Class P2	363,355,279	43.1
		770,263,797	91.3

	Unaffiliated Investment Companies: 1.5%
2,623,155	Credit Suisse Commodity Return Strategy Fund - Class I	12,748,533	1.5

	Total Mutual Funds
	(Cost $734,829,832)	783,012,330	92.8

	Total Investments in Securities (Cost $793,120,397)	$840,975,874	99.7
	Assets in Excess of Other Liabilities	2,226,993	0.3
	Net Assets	$843,202,867	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$57,963,544	$–	$–	$57,963,544
Mutual Funds	783,012,330	–	–	783,012,330
Total Investments, at fair value	$840,975,874	$–	$–	$840,975,874
Other Financial Instruments+
Futures	174,203	–	–	174,203
Total Assets	$841,150,077	$–	$–	$841,150,077

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Liabilities Table
Other Financial Instruments+
Futures	$(660,351)	$–	$–	$(660,351)
Total Liabilities	$(660,351)	$–	$–	$(660,351)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$52,973,615	$22,230,898	$(4,104,138)	$(7,961,061)	$63,139,314	$1,471,646	$1,482,099	$-
Voya International Index Portfolio Class P2	143,317,953	50,461,304	(8,970,015)	(8,056,745)	176,752,497	4,417,297	1,703,353	-
Voya Russell Mid Cap Index Portfolio Class P2	52,584,752	11,550,633	(18,397,894)	(3,968,869)	41,768,622	552,120	1,817,738	4,326,025
Voya Russell Small Cap Index Portfolio Class P2	29,947,816	4,745,678	(17,173,293)	(1,047,696)	16,472,505	170,203	1,849,134	887,969
Voya U.S. Bond Index Portfolio Class P2	60,606,380	61,456,345	(11,209,018)	(2,078,127)	108,775,580	1,648,587	(461,672)	-
Voya U.S. Stock Index Portfolio Class P2	301,029,780	94,291,799	(42,609,550)	10,643,250	363,355,279	833,756	4,688,157	18,838,600
	$640,460,296	$244,736,657	$(102,463,908)	$(12,469,248)	$770,263,797	$9,093,609	$11,078,809	$24,052,594

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	115	12/21/18	$16,784,250	$174,203
U.S. Treasury 2-Year Note	22	12/31/18	4,636,156	(9,181)
			$21,420,406	$165,022
Short Contracts:
Mini MSCI Emerging Markets Index	(411)	12/21/18	(21,571,335)	(651,170)
			$(21,571,335)	$(651,170)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$174,203
Total Asset Derivatives		$174,203

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$651,170
Interest rate contracts	Futures contracts	9,181
Total Liability Derivatives		$660,351

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $798,851,299.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$51,793,562
Gross Unrealized Depreciation	(10,155,135)

Net Unrealized Appreciation	$41,638,427

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.9%
358,923	Invesco Senior Loan ETF	$8,316,246	3.0
49,647	iShares 1-3 Year Treasury Bond ETF	4,125,169	1.5
35,846	Vanguard Global ex-U.S. Real Estate ETF	2,013,470	0.7
24,705	Vanguard Real Estate ETF	1,993,199	0.7

	Total Exchange-Traded Funds
	(Cost $16,523,974)	16,448,084	5.9

MUTUAL FUNDS: 93.8%
	Affiliated Investment Companies: 92.3%
1,913,279	Voya Emerging Markets Index Portfolio Class P2	22,174,899	7.9
6,198,646	Voya International Index Portfolio Class P2	64,155,981	23.0
1,080,422	Voya Russell Mid Cap Index Portfolio Class P2	16,606,087	5.9
500,079	Voya Russell Small Cap Index Portfolio Class P2	8,186,291	2.9
2,179,488	Voya U.S. Bond Index Portfolio Class P2	22,252,568	8.0
7,603,479	Voya U.S. Stock Index Portfolio Class P2	124,621,024	44.6
		257,996,850	92.3

	Unaffiliated Investment Companies: 1.5%
863,588	Credit Suisse Commodity Return Strategy Fund - Class I	4,197,036	1.5

	Total Mutual Funds
	(Cost $253,228,504)	262,193,886	93.8

	Total Investments in Securities (Cost $269,752,478)	$278,641,970	99.7
	Assets in Excess of Other Liabilities	864,859	0.3
	Net Assets	$279,506,829	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,448,084	$–	$–	$16,448,084
Mutual Funds	262,193,886	–	–	262,193,886
Total Investments, at fair value	$278,641,970	$–	$–	$278,641,970
Other Financial Instruments+
Futures	57,332	–	–	57,332
Total Assets	$278,699,302	$–	$–	$278,699,302

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Liabilities Table
Other Financial Instruments+
Futures	$(217,227)	$–	$–	$(217,227)
Total Liabilities	$(217,227)	$–	$–	$(217,227)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$14,439,043	$11,083,985	$(855,691)	$(2,492,438)	$22,174,899	$474,866	$238,366	$-
Voya International Index Portfolio Class P2	38,400,476	30,226,258	(1,840,842)	(2,629,911)	64,155,981	1,469,827	385,484	-
Voya Russell Mid Cap Index Portfolio Class P2	15,289,150	7,980,232	(5,463,282)	(1,200,013)	16,606,087	201,310	427,845	1,577,326
Voya Russell Small Cap Index Portfolio Class P2	9,523,870	4,167,801	(5,348,973)	(156,407)	8,186,291	77,773	486,506	405,752
Voya U.S. Bond Index Portfolio Class P2	9,709,186	15,381,962	(2,438,073)	(400,507)	22,252,568	312,467	(62,460)	-
Voya U.S. Stock Index Portfolio Class P2	79,586,220	53,398,572	(10,983,232)	2,619,464	124,621,024	274,294	2,097,050	6,197,632
	$166,947,945	$122,238,810	$(26,930,093)	$(4,259,812)	$257,996,850	$2,810,537	$3,572,791	$8,180,710

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	38	12/21/18	$5,546,100	$57,332
U.S. Treasury 2-Year Note	7	12/31/18	1,475,141	(3,060)
			$7,021,241	$54,272
Short Contracts:
Mini MSCI Emerging Markets Index	(133)	12/21/18	(6,980,505)	(214,167)
			$(6,980,505)	$(214,167)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2018 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$57,332
Total Asset Derivatives		$57,332

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$217,227
Total Liability Derivatives		$217,227

At September 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	38	12/21/18	$5,546,100	$57,332
U.S. Treasury 2-Year Note	7	12/31/18	1,475,141	(3,060)
			$7,021,241	$54,272
Short Contracts:
Mini MSCI Emerging Markets Index	(133)	12/21/18	(6,980,505)	(214,167)
			$(6,980,505)	$(214,167)

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$57,332
Total Asset Derivatives		$57,332

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$214,167
Interest rate contracts	Futures contracts	3,060
Total Liability Derivatives		$217,227

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $269,952,716.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$10,115,863
Gross Unrealized Depreciation	(1,586,504)

Net Unrealized Appreciation	$8,529,359

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.8%
435,018	Invesco Senior Loan ETF	$10,079,367	1.8
41,261	iShares 1-3 Year Treasury Bond ETF	3,428,377	0.6
74,478	Vanguard Global ex-U.S. Real Estate ETF	4,183,429	0.7
51,330	Vanguard Real Estate ETF	4,141,304	0.7

	Total Exchange-Traded Funds
	(Cost $22,240,158)	21,832,477	3.8

MUTUAL FUNDS: 95.8%
	Affiliated Investment Companies: 94.3%
4,599,690	Voya Emerging Markets Index Portfolio Class P2	53,310,409	9.3
13,240,611	Voya International Index Portfolio Class P2	137,040,324	23.9
2,581,837	Voya Russell Mid Cap Index Portfolio Class P2	39,682,833	6.9
1,024,203	Voya Russell Small Cap Index Portfolio Class P2	16,766,200	3.0
2,356,018	Voya U.S. Bond Index Portfolio Class P2	24,054,949	4.2
16,438,185	Voya U.S. Stock Index Portfolio Class P2	269,421,852	47.0
		540,276,567	94.3

	Unaffiliated Investment Companies: 1.5%
1,794,304	Credit Suisse Commodity Return Strategy Fund - Class I	8,720,316	1.5

	Total Mutual Funds
	(Cost $512,375,059)	548,996,883	95.8

	Total Investments in Securities (Cost $534,615,217)	$570,829,360	99.6
	Assets in Excess of Other Liabilities	2,374,419	0.4
	Net Assets	$573,203,779	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,832,477	$–	$–	$21,832,477
Mutual Funds	548,996,883	–	–	548,996,883
Total Investments, at fair value	$570,829,360	$–	$–	$570,829,360
Other Financial Instruments+
Futures	191,410	–	–	191,410
Total Assets	$571,020,770	$–	$–	$571,020,770

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Liabilities Table
Other Financial Instruments+
Futures	$(597,542)	$–	$–	$(597,542)
Total Liabilities	$(597,542)	$–	$–	$(597,542)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$40,776,461	$22,365,400	$(3,092,228)	$(6,739,224)	$53,310,409	$1,239,730	$1,220,631	$-
Voya International Index Portfolio Class P2	106,709,170	42,791,546	(6,566,972)	(5,893,420)	137,040,324	3,402,902	961,193	-
Voya Russell Mid Cap Index Portfolio Class P2	50,598,850	11,240,525	(19,200,909)	(2,955,633)	39,682,833	520,837	942,608	4,080,909
Voya Russell Small Cap Index Portfolio Class P2	25,215,382	4,453,313	(12,374,300)	(528,195)	16,766,200	172,629	1,313,251	900,628
Voya U.S. Bond Index Portfolio Class P2	21,701,278	6,615,064	(3,624,700)	(636,693)	24,054,949	445,982	(185,430)	-
Voya U.S. Stock Index Portfolio Class P2	213,090,287	77,720,968	(29,806,692)	8,417,289	269,421,852	615,608	3,072,104	13,909,595
	$458,091,428	$165,186,816	$(74,665,801)	$(8,335,876)	$540,276,567	$6,397,688	$7,324,357	$18,891,132

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	118	12/21/18	$17,222,100	$191,410
U.S. Treasury 2-Year Note	11	12/31/18	2,318,078	(4,692)
			$19,540,178	$186,718
Short Contracts:
Mini MSCI Emerging Markets Index	(376)	12/21/18	(19,734,360)	(592,850)
			$(19,734,360)	$(592,850)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$191,410
Total Asset Derivatives		$191,410

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$592,850
Interest rate contracts	Futures contracts	4,692
Total Liability Derivatives		$597,542

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $538,502,956.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$38,131,618
Gross Unrealized Depreciation	(6,211,346)

Net Unrealized Appreciation	$31,920,272

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
12,793	iShares 1-3 Year Treasury Bond ETF	$1,062,970	0.6
23,092	Vanguard Global ex-U.S. Real Estate ETF	1,297,078	0.7
15,915	Vanguard Real Estate ETF	1,284,022	0.7

	Total Exchange-Traded Funds
	(Cost $3,687,911)	3,644,070	2.0

MUTUAL FUNDS: 97.6%
	Affiliated Investment Companies: 96.1%
1,550,172	Voya Emerging Markets Index Portfolio Class P2	17,966,491	9.8
4,408,576	Voya International Index Portfolio Class P2	45,628,764	24.9
824,247	Voya Russell Mid Cap Index Portfolio Class P2	12,668,670	6.9
327,059	Voya Russell Small Cap Index Portfolio Class P2	5,353,962	2.9
709,496	Voya U.S. Bond Index Portfolio Class P2	7,243,958	4.0
5,310,619	Voya U.S. Stock Index Portfolio Class P2	87,041,040	47.6
		175,902,885	96.1

	Unaffiliated Investment Companies: 1.5%
556,337	Credit Suisse Commodity Return Strategy Fund - Class I	2,703,796	1.5

	Total Mutual Funds
	(Cost $173,109,595)	178,606,681	97.6

	Total Investments in Securities (Cost $176,797,506)	$182,250,751	99.6
	Assets in Excess of Other Liabilities	764,365	0.4
	Net Assets	$183,015,116	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,644,070	$–	$–	$3,644,070
Mutual Funds	178,606,681	–	–	178,606,681
Total Investments, at fair value	$182,250,751	$–	$–	$182,250,751
Other Financial Instruments+
Futures	58,463	–	–	58,463
Total Assets	$182,309,214	$–	$–	$182,309,214

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Liabilities Table
Other Financial Instruments+
Futures	$(207,205)	$–	$–	$(207,205)
Total Liabilities	$(207,205)	$–	$–	$(207,205)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$9,950,698	$10,251,851	$(366,612)	$(1,869,446)	$17,966,491	$368,855	$104,310	$-
Voya International Index Portfolio Class P2	25,687,783	22,106,794	(540,094)	(1,625,719)	45,628,764	1,004,715	117,624	-
Voya Russell Mid Cap Index Portfolio Class P2	12,783,611	7,083,322	(6,189,841)	(1,008,422)	12,668,670	147,399	429,783	1,154,912
Voya Russell Small Cap Index Portfolio Class P2	5,791,427	2,934,813	(3,294,517)	(77,761)	5,353,962	48,910	288,070	255,170
Voya U.S. Bond Index Portfolio Class P2	4,685,742	3,114,966	(363,148)	(193,602)	7,243,958	117,390	(7,101)	-
Voya U.S. Stock Index Portfolio Class P2	48,412,480	42,412,673	(6,009,183)	2,225,070	87,041,040	184,654	1,013,338	4,172,241
	$107,311,741	$87,904,419	$(16,763,395)	$(2,549,880)	$175,902,885	$1,871,923	$1,946,024	$5,582,323

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	36	12/21/18	$5,254,200	$58,463
U.S. Treasury 2-Year Note	3	12/31/18	632,203	(1,224)
			$5,886,403	$57,239
Short Contracts:
Mini MSCI Emerging Markets Index	(116)	12/21/18	(6,088,260)	(205,981)
			$(6,088,260)	$(205,981)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$58,463
Total Asset Derivatives		$58,463

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$205,981
Interest rate contracts	Futures contracts	1,224
Total Liability Derivatives		$207,205

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $176,868,409.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$6,484,442
Gross Unrealized Depreciation	(1,250,842)

Net Unrealized Appreciation	$5,233,600

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
16,202	iShares 1-3 Year Treasury Bond ETF	$1,346,224	0.6
29,245	Vanguard Global ex-U.S. Real Estate ETF	1,642,692	0.7
20,156	Vanguard Real Estate ETF	1,626,186	0.7

	Total Exchange-Traded Funds
	(Cost $4,687,397)	4,615,102	2.0

MUTUAL FUNDS: 97.6%
	Affiliated Investment Companies: 96.1%
1,938,721	Voya Emerging Markets Index Portfolio Class P2	22,469,779	9.8
5,515,853	Voya International Index Portfolio Class P2	57,089,074	24.9
1,031,897	Voya Russell Mid Cap Index Portfolio Class P2	15,860,256	6.9
409,428	Voya Russell Small Cap Index Portfolio Class P2	6,702,334	2.9
888,266	Voya U.S. Bond Index Portfolio Class P2	9,069,197	4.0
6,644,775	Voya U.S. Stock Index Portfolio Class P2	108,907,866	47.6
		220,098,506	96.1

	Unaffiliated Investment Companies: 1.5%
704,573	Credit Suisse Commodity Return Strategy Fund - Class I	3,424,226	1.5

	Total Mutual Funds
	(Cost $210,614,352)	223,522,732	97.6

	Total Investments in Securities (Cost $215,301,749)	$228,137,834	99.6
	Assets in Excess of Other Liabilities	921,546	0.4
	Net Assets	$229,059,380	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,615,102	$–	$–	$4,615,102
Mutual Funds	223,522,732	–	–	223,522,732
Total Investments, at fair value	$228,137,834	$–	$–	$228,137,834
Other Financial Instruments+
Futures	76,103	–	–	76,103
Total Assets	$228,213,937	$–	$–	$228,213,937

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Liabilities Table
Other Financial Instruments+
Futures	$(239,840)	$–	$–	$(239,840)
Total Liabilities	$(239,840)	$–	$–	$(239,840)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	15,298,359	10,510,554	(715,705)	(2,623,429)	22,469,779	491,374	376,846	-
Voya International Index Portfolio Class P2	39,478,725	21,166,762	(1,501,431)	(2,054,982)	57,089,074	1,337,927	89,204	-
Voya Russell Mid Cap Index Portfolio Class P2	19,653,564	6,166,919	(8,473,127)	(1,487,100)	15,860,256	196,336	715,867	1,538,353
Voya Russell Small Cap Index Portfolio Class P2	8,903,767	2,464,419	(4,476,552)	(189,300)	6,702,334	65,152	480,302	339,908
Voya U.S. Bond Index Portfolio Class P2	7,204,204	2,748,022	(623,920)	(259,109)	9,069,197	157,984	(25,151)	-
Voya U.S. Stock Index Portfolio Class P2	74,359,340	40,517,975	(8,651,596)	2,682,147	108,907,866	238,755	1,712,174	5,394,633
	$164,897,959	$83,574,651	$(24,442,331)	$(3,931,773)	$220,098,506	$2,487,528	$3,349,242	$7,272,894

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	47	12/21/18	$6,859,650	$76,103
U.S. Treasury 2-Year Note	4	12/31/18	842,937	(1,632)
			$7,702,587	$74,471
Short Contracts:
Mini MSCI Emerging Markets Index	(148)	12/21/18	(7,767,780)	(238,208)
			$(7,767,780)	$(238,208)

At September 30, 2018, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	47	12/21/18	$6,859,650	$76,103
U.S. Treasury 2-Year Note	4	12/31/18	842,937	(1,632)
			$7,702,587	$74,471
Short Contracts:
Mini MSCI Emerging Markets Index	(148)	12/21/18	(7,767,780)	(238,208)
			$(7,767,780)	$(238,208)

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$76,103
Total Asset Derivatives		$76,103

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$238,208
Interest rate contracts	Futures contracts	1,632
Total Liability Derivatives		$239,840

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $217,504,279.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$13,472,543
Gross Unrealized Depreciation	(3,002,725)

Net Unrealized Appreciation	$10,469,818

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.3%
5,068	iShares 1-3 Year Treasury Bond ETF	$421,100	0.9
5,488	Vanguard Global ex-U.S. Real Estate ETF	308,261	0.7
3,782	Vanguard Real Estate ETF	305,132	0.7

	Total Exchange-Traded Funds
	(Cost $1,045,140)	1,034,493	2.3

MUTUAL FUNDS: 97.5%
	Affiliated Investment Companies: 96.1%
246,437	Voya Emerging Markets Index Portfolio Class P2	2,856,203	6.4
1,076,225	Voya International Index Portfolio Class P2	11,138,928	25.0
201,072	Voya Russell Mid Cap Index Portfolio Class P2	3,090,469	7.0
79,806	Voya Russell Small Cap Index Portfolio Class P2	1,306,417	2.9
175,198	Voya U.S. Bond Index Portfolio Class P2	1,788,767	4.0
1,378,369	Voya U.S. Stock Index Portfolio Class P2	22,591,468	50.8
		42,772,252	96.1

	Unaffiliated Investment Companies: 1.4%
132,221	Credit Suisse Commodity Return Strategy Fund - Class I	642,593	1.4

	Total Mutual Funds
	(Cost $42,709,930)	43,414,845	97.5

	Total Investments in Securities (Cost $43,755,070)	$44,449,338	99.8
	Assets in Excess of Other Liabilities	77,120	0.2
	Net Assets	$44,526,458	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,034,493	$–	$–	$1,034,493
Mutual Funds	43,414,845	–	–	43,414,845
Total Investments, at fair value	$44,449,338	$–	$–	$44,449,338

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$2,077,070	$2,683,436	$(1,442,930)	$(461,373)	$2,856,203	$81,083	$51,951	$-
Voya International Index Portfolio Class P2	4,884,624	7,058,358	(397,346)	(406,708)	11,138,928	220,842	74,212	-
Voya Russell Mid Cap Index Portfolio Class P2	2,668,962	2,085,244	(1,448,496)	(215,241)	3,090,469	32,400	87,940	253,860
Voya Russell Small Cap Index Portfolio Class P2	1,209,131	876,686	(762,984)	(16,416)	1,306,417	10,751	61,687	56,088
Voya U.S. Bond Index Portfolio Class P2	978,288	975,595	(123,539)	(41,577)	1,788,767	26,777	(2,854)	-
Voya U.S. Stock Index Portfolio Class P2	9,863,342	13,734,029	(1,533,949)	528,046	22,591,468	43,091	205,419	973,620
	$21,681,417	$27,413,348	$(5,709,244)	$(613,269)	$42,772,252	$414,944	$478,355	$1,283,568

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $43,796,181.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,103,005
Gross Unrealized Depreciation	(449,848)

Net Unrealized Appreciation	$653,157

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.9%
1,946	iShares 1-3 Year Treasury Bond ETF	$161,693	1.0
3,823	iShares Russell 1000 Value ETF	484,068	2.9
1,392	Vanguard Global ex-U.S. Real Estate ETF	78,189	0.5
937	Vanguard Real Estate ETF	75,597	0.5

	Total Exchange-Traded Funds
	(Cost $767,053)	799,547	4.9

MUTUAL FUNDS: 94.9%
	Affiliated Investment Companies: 93.4%
42,678	Voya Index Plus LargeCap Portfolio - Class I	1,215,889	7.5
33,229	Voya Intermediate Bond Fund - Class R6	323,319	2.0
102,399	Voya International Index Portfolio - Class I	1,055,738	6.5
29,532	Voya Large Cap Value Fund - Class R6	405,177	2.5
18,806	(1) Voya Large-Cap Growth Fund - Class R6	889,328	5.5
55,717	Voya MidCap Opportunities Portfolio - Class I	813,467	5.0
82,434	Voya Multi-Manager Emerging Markets Equity Fund - Class I	962,826	6.0
120,110	Voya Multi-Manager International Equity Fund - Class I	1,455,731	9.0
85,503	Voya Multi-Manager International Factors Fund - Class I	890,938	5.5
98,210	Voya Multi-Manager Mid Cap Value Fund - Class I	1,197,174	7.4
11,441	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	405,023	2.5
56,542	Voya Small Company Portfolio - Class I	1,099,175	6.8
32,925	Voya U.S. High Dividend Low Volatility Fund - Class I	407,613	2.5
94,454	Voya U.S. Stock Index Portfolio - Class I	1,544,323	9.7
56,815	VY® Invesco Comstock Portfolio - Class I	1,213,575	7.5
13,344	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,212,844	7.5
		15,092,140	93.4

	Unaffiliated Investment Companies: 1.5%
50,779	Credit Suisse Commodity Return Strategy Fund - Class I	246,786	1.5

	Total Mutual Funds
	(Cost $15,173,816)	15,338,926	94.9

	Total Investments in Securities (Cost $15,940,869)	$16,138,473	99.8
	Assets in Excess of Other Liabilities	25,282	0.2
	Net Assets	$16,163,755	100.0

(1)	Non-income producing security.

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$799,547	$–	$–	$799,547
Mutual Funds	15,338,926	–	–	15,338,926
Total Investments, at fair value	$16,138,473	$–	$–	$16,138,473

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$417,044	$120,153	$(490,664)	$(46,533)	$-	$10,662	$2,504	$-
Voya Index Plus LargeCap Portfolio - Class I	420,037	990,831	(153,051)	(41,928)	1,215,889	17,050	34,689	89,900
Voya Intermediate Bond Fund - Class R6	274,577	125,017	(67,296)	(8,979)	323,319	7,473	(2,535)	-
Voya International Index Portfolio - Class I	285,186	970,822	(147,876)	(52,394)	1,055,738	26,414	12,322	-
Voya Large Cap Growth Portfolio - Class I	1,398,332	440,424	(1,719,155)	(119,601)	-	5,394	130,148	112,219
Voya Large Cap Value Fund - Class R6	773,295	284,385	(656,075)	3,572	405,177	5,417	(2,010)	-
Voya Large-Cap Growth Fund - Class R6	-	889,328	-	-	889,328	-	-	-
Voya MidCap Opportunities Portfolio - Class I	696,517	275,204	(143,450)	(14,804)	813,467	-	21,615	73,368
Voya Multi-Manager Emerging Markets Equity Fund - Class I	627,741	789,441	(263,110)	(191,246)	962,826	-	49,483	-
Voya Multi-Manager International Equity Fund - Class I	1,728,023	516,873	(642,305)	(146,860)	1,455,731	-	117,605	-
Voya Multi-Manager International Factors Fund - Class I	763,207	276,806	(112,826)	(36,249)	890,938	-	20,506	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,268,052	225,849	(1,381,199)	(112,702)	-	-	72,852	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,031,753	340,441	(162,593)	(12,427)	1,197,174	-	37,481	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	345,836	144,167	(68,184)	(16,796)	405,023	2,455	20,933	40,795
Voya Small Company Portfolio - Class I	957,412	477,634	(210,096)	(125,775)	1,099,175	5,457	502	157,905
Voya U.S. High Dividend Low Volatility Fund - Class I	-	424,247	(49,038)	32,404	407,613	1,318	2,735	-
Voya U.S. Stock Index Portfolio - Class I	489,683	1,239,932	(197,397)	12,105	1,544,323	2,838	28,592	64,122
VY® Clarion Global Real Estate Portfolio - Class I	139,646	54,330	(189,001)	(4,975)	-	8,452	(7,272)	-
VY® Clarion Real Estate Portfolio - Class I	136,892	625	(133,584)	(3,933)	-	-	(1,498)	-
VY® Invesco Comstock Portfolio - Class I	702,918	622,706	(128,127)	16,078	1,213,575	-	44,165	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	412,015	1,057,699	(177,948)	(78,922)	1,212,844	2,692	22,419	183,102
	$12,868,166	$10,266,914	$(7,092,975)	$(949,965)	$15,092,140	$95,622	$605,236	$721,411

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $16,133,487.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$492,348
Gross Unrealized Depreciation	(487,362)

Net Unrealized Appreciation	$4,986

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.9%
20,171	iShares 1-3 Year Treasury Bond ETF	$1,676,009	3.0
17,610	iShares Russell 1000 Value ETF	2,229,778	3.9
4,849	Vanguard Global ex-U.S. Real Estate ETF	272,368	0.5
3,265	Vanguard Real Estate ETF	263,420	0.5

	Total Exchange-Traded Funds
	(Cost $4,257,196)	4,441,575	7.9

MUTUAL FUNDS: 92.0%
	Affiliated Investment Companies: 90.5%
290,733	Voya Floating Rate Fund - Class I	2,866,628	5.0
640,217	Voya Intermediate Bond Fund - Class R6	6,229,311	11.0
165,876	Voya International Index Portfolio - Class I	1,710,182	3.0
126,348	Voya Large Cap Value Fund - Class R6	1,733,499	3.0
41,929	(1) Voya Large-Cap Growth Fund - Class R6	1,982,828	3.5
97,560	Voya MidCap Opportunities Portfolio - Class I	1,424,370	2.5
143,604	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,677,289	3.0
210,330	Voya Multi-Manager International Equity Fund - Class I	2,549,195	4.5
217,786	Voya Multi-Manager International Factors Fund - Class I	2,269,333	4.0
114,672	Voya Multi-Manager Mid Cap Value Fund - Class I	1,397,846	2.5
119,730	Voya Short Term Bond Fund - Class R6	1,160,187	2.0
113,193	Voya Small Company Portfolio - Class I	2,200,466	3.9
304,671	Voya U.S. Bond Index Portfolio - Class I	3,110,687	5.5
161,427	Voya U.S. High Dividend Low Volatility Fund - Class I	1,998,472	3.5
279,493	Voya U.S. Stock Index Portfolio - Class I	4,569,709	8.1
263,414	VY® Goldman Sachs Bond Portfolio - Class I	2,541,941	4.5
159,190	VY® Invesco Comstock Portfolio - Class I	3,400,306	6.0
206,086	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,679,719	10.0
31,156	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,831,775	5.0
		51,333,743	90.5

	Unaffiliated Investment Companies: 1.5%
175,434	Credit Suisse Commodity Return Strategy Fund - Class I	852,610	1.5

	Total Mutual Funds
	(Cost $51,688,910)	52,186,353	92.0

	Total Investments in Securities (Cost $55,946,106)	$56,627,928	99.9
	Assets in Excess of Other Liabilities	77,149	0.1
	Net Assets	$56,705,077	100.0

(1)	Non-income producing security.

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,441,575	$–	$–	$4,441,575
Mutual Funds	52,186,353	–	–	52,186,353
Total Investments, at fair value	$56,627,928	$–	$–	$56,627,928

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,577,026	$544,116	$(1,915,256)	$(205,886)	$-	$39,890	$56,166	$-
Voya Floating Rate Fund - Class I	3,112,722	499,095	(778,330)	33,141	2,866,628	88,472	(18,511)	-
Voya High Yield Bond Fund - Class R6	2,497,363	308,192	(2,777,278)	(28,277)	-	69,236	(42,126)	-
Voya Intermediate Bond Fund - Class R6	6,225,802	2,232,976	(2,053,947)	(175,520)	6,229,311	140,471	(58,993)	-
Voya International Index Portfolio - Class I	1,880,909	323,140	(371,438)	(122,429)	1,710,182	45,574	58,585	-
Voya Large Cap Growth Portfolio - Class I	3,170,880	493,138	(3,389,446)	(274,572)	-	12,277	314,044	255,397
Voya Large Cap Value Fund - Class R6	3,216,298	611,702	(1,989,249)	(105,252)	1,733,499	20,226	134,944	-
Voya Large-Cap Growth Fund - Class R6	-	1,982,828	-	-	1,982,828	-	-	-
Voya MidCap Opportunities Portfolio - Class I	2,527,447	322,985	(1,224,058)	(202,004)	1,424,370	-	221,799	133,716
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,259,190	1,616,302	(715,864)	(482,339)	1,677,289	-	195,678	-
Voya Multi-Manager International Equity Fund - Class I	2,194,211	939,803	(454,287)	(130,532)	2,549,195	-	94,581	-
Voya Multi-Manager International Factors Fund - Class I	3,146,700	367,433	(1,052,137)	(192,663)	2,269,333	-	167,099	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	3,834,317	270,333	(3,736,123)	(368,527)	-	-	285,602	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,495,475	190,141	(1,135,635)	(152,135)	1,397,846	-	166,020	-
Voya Short Term Bond Fund - Class R6	1,240,195	284,300	(357,205)	(7,103)	1,160,187	18,390	(6,454)	-
Voya Small Company Portfolio - Class I	2,481,298	581,928	(577,566)	(285,194)	2,200,466	11,671	23,403	337,727
Voya U.S. Bond Index Portfolio - Class I	2,797,813	1,052,154	(667,520)	(71,760)	3,110,687	51,365	(30,117)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	-	2,084,078	(249,140)	163,534	1,998,472	6,725	13,042	-
Voya U.S. Stock Index Portfolio - Class I	1,278,223	3,954,440	(720,075)	57,121	4,569,709	8,087	70,852	182,714
VY® Clarion Global Real Estate Portfolio - Class I	633,299	90,564	(705,283)	(18,580)	-	30,220	(29,413)	-
VY® Clarion Real Estate Portfolio - Class I	620,753	642	(600,455)	(20,940)	-	-	(3,464)	-
VY® Goldman Sachs Bond Portfolio - Class I	2,793,114	514,810	(666,123)	(99,860)	2,541,941	56,242	(23,946)	-
VY® Invesco Comstock Portfolio - Class I	2,231,187	1,704,947	(552,541)	16,713	3,400,306	-	164,796	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	6,196,389	984,894	(1,524,791)	23,227	5,679,719	11,665	(22,499)	401,484
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,557,361	2,044,803	(526,370)	(244,019)	2,831,775	6,320	152,237	429,821
	$58,967,972	$23,999,744	$(28,740,117)	$(2,893,856)	$51,333,743	$616,831	$1,883,325	$1,740,859

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $56,698,796.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,608,326
Gross Unrealized Depreciation	(1,679,194)

Net Unrealized Depreciation	$(70,868)

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.2%
8,714	iShares 1-3 Year Treasury Bond ETF	$724,046	4.2

	Total Exchange-Traded Funds
	(Cost $725,470)	724,046	4.2

MUTUAL FUNDS: 95.7%
	Affiliated Investment Companies: 93.8%
123,865	Voya Floating Rate Fund - Class I	1,221,311	7.1
54,482	Voya Global Bond Fund - Class R6	518,665	3.0
239,191	Voya Intermediate Bond Fund - Class R6	2,327,326	13.5
33,634	Voya International Index Portfolio - Class I	346,767	2.0
44,089	Voya Large Cap Value Fund - Class R6	604,896	3.5
9,124	(1) Voya Large-Cap Growth Fund - Class R6	431,459	2.5
17,813	Voya MidCap Opportunities Portfolio - Class I	260,073	1.5
6,931	Voya Multi-Manager Emerging Markets Equity Fund - Class I	80,958	0.5
33,182	Voya Multi-Manager International Factors Fund - Class I	345,759	2.0
20,953	Voya Multi-Manager Mid Cap Value Fund - Class I	255,419	1.5
362,690	Voya Short Term Bond Fund - Class R6	3,514,463	20.3
160,211	Voya U.S. Bond Index Portfolio - Class I	1,635,759	9.4
54,605	Voya U.S. Stock Index Portfolio - Class I	892,784	5.2
91,002	VY® BlackRock Inflation Protected Bond Portfolio - Class I	855,416	4.9
169,308	VY® Goldman Sachs Bond Portfolio - Class I	1,633,823	9.4
47,039	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,296,405	7.5
		16,221,283	93.8

	Unaffiliated Investment Companies: 1.9%
67,370	Credit Suisse Commodity Return Strategy Fund - Class I	327,419	1.9

	Total Mutual Funds
	(Cost $16,714,001)	16,548,702	95.7

	Total Investments in Securities (Cost $17,439,471)	$17,272,748	99.9
	Assets in Excess of Other Liabilities	15,544	0.1
	Net Assets	$17,288,292	100.0

(1)	Non-income producing security.

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$724,046	$–	$–	$724,046
Mutual Funds	16,548,702	–	–	16,548,702
Total Investments, at fair value	$17,272,748	$–	$–	$17,272,748

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$423,959	$39,007	$(429,439)	$(33,527)	$-	$-	$38,151	$-
Voya Floating Rate Fund - Class I	1,163,831	290,911	(244,803)	11,372	1,221,311	34,837	(5,669)	-
Voya Global Bond Fund - Class R6	501,888	129,652	(98,363)	(14,512)	518,665	5,850	994	-
Voya High Yield Bond Fund - Class R6	1,085,080	248,928	(1,310,953)	(23,055)	-	31,703	(8,167)	-
Voya Intermediate Bond Fund - Class R6	1,664,476	1,053,725	(333,036)	(57,839)	2,327,326	43,244	(9,682)	-
Voya International Index Portfolio - Class I	177,682	444,211	(253,403)	(21,723)	346,767	8,556	13,147	-
Voya Large Cap Growth Portfolio - Class I	335,744	219,053	(544,146)	(10,651)	-	2,478	14,447	51,558
Voya Large Cap Value Fund - Class R6	501,666	218,037	(135,436)	20,629	604,896	4,428	(248)	-
Voya Large-Cap Growth Fund - Class R6	-	431,459	-	-	431,459	-	-	-
Voya MidCap Opportunities Portfolio - Class I	337,136	82,645	(137,057)	(22,651)	260,073	-	26,193	22,719
Voya Multi-Manager Emerging Markets Equity Fund - Class I	-	436,090	(348,155)	(6,977)	80,958	-	(33,154)	-
Voya Multi-Manager International Factors Fund - Class I	-	371,430	(18,068)	(7,603)	345,759	-	(128)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	333,740	59,926	(118,385)	(19,862)	255,419	-	24,280	-
Voya Short Term Bond Fund - Class R6	3,320,845	900,632	(681,184)	(25,830)	3,514,463	51,490	(10,796)	-
Voya U.S. Bond Index Portfolio - Class I	1,496,686	480,018	(295,909)	(45,036)	1,635,759	26,299	(9,286)	-
Voya U.S. Stock Index Portfolio - Class I	427,222	674,990	(212,461)	3,033	892,784	1,522	26,348	34,388
VY® BlackRock Inflation Protected Bond Portfolio - Class I	833,616	214,306	(165,759)	(26,747)	855,416	16,286	4,311	-
VY® Goldman Sachs Bond Portfolio - Class I	1,329,885	628,841	(263,063)	(61,840)	1,633,823	33,558	(4,843)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,657,138	387,202	(728,565)	(19,370)	1,296,405	2,472	23,900	85,101
	$15,590,594	$7,311,063	$(6,318,185)	$(362,189)	$16,221,283	$262,723	$89,798	$193,766

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $17,798,241.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$114,412
Gross Unrealized Depreciation	(639,905)

Net Unrealized Depreciation	$(525,493)

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
46,739	iShares 1-3 Year Treasury Bond ETF	$3,883,544	1.0
33,888	Vanguard Global ex-U.S. Real Estate ETF	1,903,489	0.5
22,816	Vanguard Real Estate ETF	1,840,795	0.5

	Total Exchange-Traded Funds
	(Cost $7,679,855)	7,627,828	2.0

MUTUAL FUNDS: 97.8%
	Affiliated Investment Companies: 96.2%
1,952,149	Voya Floating Rate Fund - Class I	19,248,192	5.0
1,201,726	Voya Global Bond Fund - Class R6	11,440,431	3.0
4,688,131	Voya Intermediate Bond Fund - Class R6	45,615,514	12.0
737,321	Voya International Index Portfolio - Class I	7,601,784	2.0
1,111,131	Voya Large Cap Value Fund - Class R6	15,244,718	4.0
322,236	(1) Voya Large-Cap Growth Fund - Class R6	15,238,548	4.0
261,984	Voya MidCap Opportunities Portfolio - Class I	3,824,962	1.0
973,182	Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,366,768	3.0
1,826,533	Voya Multi-Manager International Factors Fund - Class I	19,032,477	5.0
307,817	Voya Multi-Manager Mid Cap Value Fund - Class I	3,752,293	1.0
3,931,927	Voya Short Term Bond Fund - Class R6	38,100,370	10.0
4,647,787	Voya U.S. Bond Index Portfolio - Class I	47,453,900	12.4
1,083,811	Voya U.S. High Dividend Low Volatility Fund - Class I	13,417,579	3.5
693,529	Voya U.S. Stock Index Portfolio - Class I	11,339,191	3.0
2,807,383	VY® BlackRock Inflation Protected Bond Portfolio - Class I	26,389,402	6.9
4,125,307	VY® Goldman Sachs Bond Portfolio - Class I	39,809,214	10.4
1,383,448	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	38,127,825	10.0
		367,003,168	96.2

	Unaffiliated Investment Companies: 1.6%
1,219,501	Credit Suisse Commodity Return Strategy Fund - Class I	5,926,776	1.6

	Total Mutual Funds
	(Cost $373,490,452)	372,929,944	97.8

	Total Investments in Securities (Cost $381,170,307)	$380,557,772	99.8
	Assets in Excess of Other Liabilities	848,398	0.2
	Net Assets	$381,406,170	100.0

(1)	Non-income producing security.

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,627,828	$–	$–	$7,627,828
Mutual Funds	372,929,944	–	–	372,929,944
Total Investments, at fair value	$380,557,772	$–	$–	$380,557,772
Other Financial Instruments+
Futures	49,347	–	–	49,347
Total Assets	$380,607,119	$–	$–	$380,607,119
Liabilities Table
Other Financial Instruments+
Futures	$(248,708)	$–	$–	$(248,708)
Total Liabilities	$(248,708)	$–	$–	$(248,708)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$4,369,369	$34,682	$(3,828,022)	$(576,029)	$-	$-	$-	$-
Voya Floating Rate Fund - Class I	21,586,996	1,311,263	(3,870,683)	220,616	19,248,192	625,085	6,233	-
Voya Global Bond Fund - Class R6	12,978,976	825,397	(2,003,311)	(360,631)	11,440,431	147,935	155,191	-
Voya High Yield Bond Fund - Class R6	8,660,236	434,884	(8,979,734)	(115,386)	-	245,328	-	-
Voya Intermediate Bond Fund - Class R6	47,489,503	7,596,824	(7,892,686)	(1,578,127)	45,615,514	1,114,879	-	-
Voya International Index Portfolio - Class I	8,693,125	872,406	(1,592,420)	(371,327)	7,601,784	217,985	-	-
Voya Large Cap Growth Portfolio - Class I	23,998,593	2,446,095	(24,804,286)	(1,640,402)	-	99,421	(2,068,249)	2,068,249
Voya Large Cap Value Fund - Class R6	15,305,707	3,001,863	(3,094,391)	31,539	15,244,718	132,949	-	-
Voya Large-Cap Growth Fund - Class R6	-	15,238,548	-	-	15,238,548	-	-	-
Voya MidCap Opportunities Portfolio - Class I	6,574,390	454,522	(3,052,349)	(151,601)	3,824,962	-	(380,581)	380,581
Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,723,481	6,228,166	(1,798,037)	(1,786,842)	11,366,768	-	-	-
Voya Multi-Manager International Factors Fund - Class I	21,814,211	1,637,773	(3,870,861)	(548,646)	19,032,477	-	-	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	10,975,633	343,729	(10,027,952)	(1,291,410)	-	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	6,488,658	73,941	(2,820,601)	10,295	3,752,293	-	-	-
Voya Short Term Bond Fund - Class R6	42,994,885	2,968,925	(7,616,679)	(246,761)	38,100,370	647,103	-	-
Voya U.S. Bond Index Portfolio - Class I	45,265,975	11,489,116	(7,963,576)	(1,337,615)	47,453,900	830,222	-	-
Voya U.S. High Dividend Low Volatility Fund - Class I	-	14,426,779	(2,131,877)	1,122,677	13,417,579	47,852	-	-
Voya U.S. Stock Index Portfolio - Class I	10,885,254	5,468,554	(5,008,902)	(5,715)	11,339,191	28,584	(645,850)	645,850
VY® BlackRock Inflation Protected Bond Portfolio - Class I	30,281,288	2,115,463	(5,235,007)	(772,342)	26,389,402	581,030	24,282	-
VY® Clarion Global Real Estate Portfolio - Class I	4,392,367	324,554	(4,581,954)	(134,967)	-	214,139	-	-
VY® Clarion Real Estate Portfolio - Class I	4,303,500	2,741	(4,018,909)	(287,332)	-	-	-	-
VY® Goldman Sachs Bond Portfolio - Class I	47,332,314	3,671,248	(9,258,354)	(1,935,994)	39,809,214	929,893	-	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	36,513,042	9,628,096	(8,103,071)	89,758	38,127,825	82,655	(2,844,866)	2,844,866
	$419,627,503	$90,595,569	$(131,553,662)	$(11,666,242)	$367,003,168	$5,945,060	$(5,753,840)	$5,939,546

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Solution Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	27	12/21/18	$3,940,650	$49,347
U.S. Treasury 2-Year Note	18	12/31/18	3,793,219	(7,345)
			$7,733,869	$42,002
Short Contracts:
Mini MSCI Emerging Markets Index	(150)	12/21/18	(7,872,750)	(241,363)
			$(7,872,750)	$(241,363)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$49,347
Total Asset Derivatives		$49,347

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$241,363
Interest contracts	Futures contracts	7,345
Total Liability Derivatives		$248,708

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $391,039,195.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$6,712,524
Gross Unrealized Depreciation	(17,393,308)

Net Unrealized Depreciation	$(10,680,784)

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.5%
119,759	iShares 1-3 Year Treasury Bond ETF	$9,950,775	1.5
261,384	iShares Russell 1000 Value ETF	33,096,442	5.0
56,943	Vanguard Global ex-U.S. Real Estate ETF	3,198,488	0.5
38,338	Vanguard Real Estate ETF	3,093,110	0.5

	Total Exchange-Traded Funds
	(Cost $45,682,579)	49,338,815	7.5

MUTUAL FUNDS: 92.1%
	Affiliated Investment Companies: 90.5%
1,584,541	Voya Emerging Markets Index Portfolio - Class I	18,253,915	2.8
3,360,759	Voya Floating Rate Fund - Class I	33,137,079	5.0
978,897	Voya Index Plus LargeCap Portfolio - Class I	27,888,790	4.2
3,858,435	Voya Intermediate Bond Fund - Class R6	37,542,568	5.7
3,185,593	Voya International Index Portfolio - Class I	32,843,462	5.0
1,402,148	Voya Large Cap Value Fund - Class R6	19,237,471	2.9
484,805	(1) Voya Large-Cap Growth Fund - Class R6	22,926,421	3.5
2,029,765	Voya MidCap Opportunities Portfolio - Class I	29,634,573	4.5
3,181,969	Voya Multi-Manager Emerging Markets Equity Fund - Class I	37,165,393	5.7
3,780,561	Voya Multi-Manager International Equity Fund - Class I	45,820,395	7.0
3,145,758	Voya Multi-Manager International Factors Fund - Class I	32,778,793	5.0
2,385,083	Voya Multi-Manager Mid Cap Value Fund - Class I	29,074,166	4.4
1,961,429	Voya Small Company Portfolio - Class I	38,130,184	5.8
1,066,276	Voya U.S. High Dividend Low Volatility Fund - Class I	13,200,493	2.0
2,007,760	Voya U.S. Stock Index Portfolio - Class I	32,826,868	5.0
2,299,704	VY® Invesco Comstock Portfolio - Class I	49,121,671	7.5
1,905,576	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	52,517,666	8.0
468,036	VY® T. Rowe Price Growth Equity Portfolio - Class I	42,539,819	6.5
		594,639,727	90.5

	Unaffiliated Investment Companies: 1.6%
2,083,163	Credit Suisse Commodity Return Strategy Fund - Class I	10,124,171	1.6

	Total Mutual Funds
	(Cost $582,753,658)	604,763,898	92.1

	Total Investments in Securities (Cost $628,436,237)	$654,102,713	99.6
	Assets in Excess of Other Liabilities	2,920,301	0.4
	Net Assets	$657,023,014	100.0

(1)	Non-income producing security.

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$49,338,815	$–	$–	$49,338,815
Mutual Funds	604,763,898	–	–	604,763,898
Total Investments, at fair value	$654,102,713	$–	$–	$654,102,713
Other Financial Instruments+
Futures	225,062	–	–	225,062
Total Assets	$654,327,775	$–	$–	$654,327,775
Liabilities Table
Other Financial Instruments+
Futures	$(804,717)	$–	$–	$(804,717)
Total Liabilities	$(804,717)	$–	$–	$(804,717)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$28,722,711	$1,375,606	$(7,710,972)	$(4,133,430)	$18,253,915	$474,372	$2,174,010	$-
Voya Floating Rate Fund - Class I	35,327,319	3,483,204	(5,928,877)	255,433	33,137,079	1,045,635	(92,933)	-
Voya High Yield Bond Fund - Class R6	14,171,746	1,069,333	(14,926,082)	(314,997)	-	410,349	(105,536)	-
Voya Index Plus LargeCap Portfolio - Class I	21,629,704	11,529,899	(3,893,789)	(1,377,024)	27,888,790	428,554	986,027	2,259,657
Voya Intermediate Bond Fund - Class R6	49,459,974	11,878,199	(22,707,979)	(1,087,626)	37,542,568	998,561	(738,653)	-
Voya International Index Portfolio - Class I	21,341,642	16,475,123	(3,294,487)	(1,678,816)	32,843,462	903,564	260,993	-
Voya Large Cap Growth Portfolio - Class I	42,971,988	3,250,596	(42,703,936)	(3,518,648)	-	144,577	4,056,446	3,007,642
Voya Large Cap Value Fund - Class R6	38,900,620	3,444,727	(21,663,531)	(1,444,345)	19,237,471	258,743	1,630,583	-
Voya Large-Cap Growth Fund - Class R6	-	22,926,421	-	-	22,926,421	-	-	-
Voya MidCap Opportunities Portfolio - Class I	42,886,354	2,947,300	(14,724,798)	(1,474,283)	29,634,573	-	1,856,400	2,843,363
Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,284,209	31,367,317	(2,860,983)	(5,625,150)	37,165,393	-	922,393	-
Voya Multi-Manager International Equity Fund - Class I	53,349,145	2,652,936	(8,681,212)	(1,500,474)	45,820,395	-	746,858	-
Voya Multi-Manager International Factors Fund - Class I	46,413,888	2,210,863	(14,508,237)	(1,337,721)	32,778,793	-	913,695	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	36,034,537	835,495	(32,671,317)	(4,198,715)	-	-	3,321,987	-
Voya Multi-Manager Mid Cap Value Fund - Class I	42,477,357	819,693	(15,953,226)	1,730,342	29,074,166	-	(1,256,222)	-
Voya Small Company Portfolio - Class I	42,223,673	7,158,537	(6,680,110)	(4,571,916)	38,130,184	208,003	(87,069)	6,019,208
Voya U.S. Bond Index Portfolio - Class I	7,055,811	510,378	(7,670,808)	104,619	-	55,087	(328,757)
Voya U.S. High Dividend Low Volatility Fund - Class I	-	13,683,653	(1,590,556)	1,107,396	13,200,493	45,397	80,182	-
Voya U.S. Stock Index Portfolio - Class I	21,268,052	16,788,800	(5,963,699)	733,715	32,826,868	79,275	520,055	1,791,214
VY® Clarion Global Real Estate Portfolio - Class I	7,187,624	649,558	(7,629,175)	(208,007)	-	355,893	(344,260)	-
VY® Clarion Real Estate Portfolio - Class I	7,042,853	-	(6,557,883)	(484,970)	-	-	206,548	-
VY® Invesco Comstock Portfolio - Class I	28,954,683	24,151,801	(5,237,904)	1,253,091	49,121,671	-	1,390,244	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	35,244,100	24,395,189	(6,727,223)	(394,400)	52,517,666	109,896	228,666	3,782,452
VY® T. Rowe Price Growth Equity Portfolio - Class I	21,103,324	30,343,209	(6,513,048)	(2,393,666)	42,539,819	96,501	883,697	6,562,844
	$658,051,314	$233,947,837	$(266,799,832)	$(30,559,592)	$594,639,727	$5,614,407	$17,225,354	$26,266,380

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	137	12/21/18	$19,995,150	$225,062
U.S. Treasury 2-Year Note	16	12/31/18	3,371,750	(6,733)
			$23,366,900	$218,329
Short Contracts:
Mini MSCI Emerging Markets Index	(448)	12/21/18	(23,513,280)	(797,984)
			$(23,513,280)	$(797,984)

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$225,062
Total Asset Derivatives		$225,062

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$797,984
Interest contracts	Futures contracts	6,733
Total Liability Derivatives		$804,717

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $637,095,901.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$32,610,791
Gross Unrealized Depreciation	(16,183,634)

Net Unrealized Appreciation	$16,427,157

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.9%
14,415	iShares 1-3 Year Treasury Bond ETF	$1,197,742	4.0
2,607	Vanguard Global ex-U.S. Real Estate ETF	146,435	0.5
1,755	Vanguard Real Estate ETF	141,594	0.4

	Total Exchange-Traded Funds
	(Cost $1,491,552)	1,485,771	4.9

MUTUAL FUNDS: 95.0%
	Affiliated Investment Companies: 93.0%
215,834	Voya Floating Rate Fund - Class I	2,128,125	7.1
63,275	Voya Global Bond Fund - Class R6	602,382	2.0
370,310	Voya Intermediate Bond Fund - Class R6	3,603,115	12.0
58,597	Voya International Index Portfolio - Class I	604,138	2.0
65,820	Voya Large Cap Value Fund - Class R6	903,050	3.0
20,650	(1) Voya Large-Cap Growth Fund - Class R6	976,544	3.2
31,038	Voya MidCap Opportunities Portfolio - Class I	453,157	1.5
64,182	Voya Multi-Manager Emerging Markets Equity Fund - Class I	749,644	2.5
49,562	Voya Multi-Manager International Equity Fund - Class I	600,687	2.0
115,465	Voya Multi-Manager International Factors Fund - Class I	1,203,140	4.0
36,475	Voya Multi-Manager Mid Cap Value Fund - Class I	444,629	1.5
249,296	Voya Short Term Bond Fund - Class R6	2,415,680	8.0
30,000	Voya Small Company Portfolio - Class I	583,209	1.9
234,961	Voya U.S. Bond Index Portfolio - Class I	2,398,954	8.0
48,910	Voya U.S. High Dividend Low Volatility Fund - Class I	605,507	2.0
110,743	Voya U.S. Stock Index Portfolio - Class I	1,810,644	6.0
126,730	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,191,258	4.0
248,272	VY® Goldman Sachs Bond Portfolio - Class I	2,395,824	8.0
59,784	VY® Invesco Comstock Portfolio - Class I	1,276,985	4.3
109,267	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,011,397	10.0
		27,958,069	93.0

	Unaffiliated Investment Companies: 2.0%
125,367	Credit Suisse Commodity Return Strategy Fund - Class I	609,284	2.0

	Total Mutual Funds
	(Cost $28,386,247)	28,567,353	95.0

	Total Investments in Securities (Cost $29,877,799)	$30,053,124	99.9
	Assets in Excess of Other Liabilities	19,174	0.1
	Net Assets	$30,072,298	100.0

(1)	Non-income producing security.

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,485,771	$–	$–	$1,485,771
Mutual Funds	28,567,353	–	–	28,567,353
Total Investments, at fair value	$30,053,124	$–	$–	$30,053,124

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,109,388	$125,633	$(1,054,859)	$(180,162)	$-	$14,533	$124,645	$-
Voya Floating Rate Fund - Class I	2,192,022	342,180	(417,947)	11,870	2,128,125	66,299	(1,699)	-
Voya Global Bond Fund - Class R6	627,553	97,973	(103,510)	(19,634)	602,382	7,420	2,034	-
Voya High Yield Bond Fund - Class R6	1,884,377	227,344	(2,062,037)	(49,684)	-	54,828	(4,845)	-
Voya Intermediate Bond Fund - Class R6	3,146,288	1,456,845	(897,891)	(102,127)	3,603,115	77,034	(21,858)	-
Voya International Index Portfolio - Class I	630,584	116,925	(105,345)	(38,026)	604,138	16,582	15,118	-
Voya Large Cap Growth Portfolio - Class I	1,114,519	235,718	(1,285,750)	(64,487)	-	6,247	78,262	129,961
Voya Large Cap Value Fund - Class R6	1,108,630	168,525	(406,229)	32,124	903,050	8,789	(3,412)	-
Voya Large-Cap Growth Fund - Class R6	-	976,544	-	-	976,544	-	-	-
Voya MidCap Opportunities Portfolio - Class I	794,543	103,927	(384,319)	(60,994)	453,157	-	67,840	43,959
Voya Multi-Manager Emerging Markets Equity Fund - Class I	-	893,904	(59,964)	(84,296)	749,644	-	(4,158)	-
Voya Multi-Manager International Equity Fund - Class I	788,114	95,784	(228,712)	(54,499)	600,687	-	46,282	-
Voya Multi-Manager International Factors Fund - Class I	791,160	635,813	(161,892)	(61,941)	1,203,140	-	39,456	-
Voya Multi-Manager Mid Cap Value Fund - Class I	784,388	59,968	(331,680)	(68,047)	444,629	-	74,303	-
Voya Short Term Bond Fund - Class R6	2,494,772	477,724	(538,190)	(18,626)	2,415,680	39,084	(9,072)	-
Voya Small Company Portfolio - Class I	935,658	169,517	(425,145)	(96,821)	583,209	3,164	24,236	91,566
Voya U.S. Bond Index Portfolio - Class I	2,345,068	552,215	(429,754)	(68,575)	2,398,954	42,057	(16,682)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	-	648,127	(92,029)	49,409	605,507	2,106	5,614	-
Voya U.S. Stock Index Portfolio - Class I	1,420,170	974,539	(596,943)	12,878	1,810,644	3,693	52,441	83,453
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,255,030	207,358	(239,431)	(31,699)	1,191,258	25,052	(1,805)	-
VY® Clarion Global Real Estate Portfolio - Class I	318,564	47,067	(355,766)	(9,865)	-	16,561	(14,733)	-
VY® Clarion Real Estate Portfolio - Class I	312,132	872	(297,043)	(15,961)	-	-	3,569	-
VY® Goldman Sachs Bond Portfolio - Class I	2,028,646	839,709	(371,071)	(101,460)	2,395,824	54,796	(4,103)	-
VY® Invesco Comstock Portfolio - Class I	641,678	798,605	(171,447)	8,149	1,276,985	-	63,101	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,124,189	522,796	(639,146)	3,558	3,011,397	6,392	(1,948)	220,018
	$29,847,473	$10,775,612	$(11,656,100)	$(1,008,916)	$27,958,069	$444,637	$512,586	$568,957

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $30,679,909.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$662,159
Gross Unrealized Depreciation	(1,288,944)

Net Unrealized Depreciation	$(626,785)

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.1%
8,686	iShares 1-3 Year Treasury Bond ETF	$721,720	2.1
3,133	Vanguard Global ex-U.S. Real Estate ETF	175,980	0.5
2,110	Vanguard Real Estate ETF	170,235	0.5

	Total Exchange-Traded Funds
	(Cost $1,073,632)	1,067,935	3.1

MUTUAL FUNDS: 96.8%
	Affiliated Investment Companies: 95.2%
179,164	Voya Floating Rate Fund - Class I	1,766,554	5.0
110,290	Voya Global Bond Fund - Class R6	1,049,963	3.0
358,506	Voya Intermediate Bond Fund - Class R6	3,488,266	10.0
101,567	Voya International Index Portfolio - Class I	1,047,160	3.0
102,038	Voya Large Cap Value Fund - Class R6	1,399,959	4.0
29,547	(1) Voya Large-Cap Growth Fund - Class R6	1,397,290	4.0
24,047	Voya MidCap Opportunities Portfolio - Class I	351,090	1.0
43,813	Voya Multi-Manager Emerging Markets Equity Fund - Class I	511,738	1.4
86,419	Voya Multi-Manager International Equity Fund - Class I	1,047,399	3.0
167,794	Voya Multi-Manager International Factors Fund - Class I	1,748,416	5.0
28,255	Voya Multi-Manager Mid Cap Value Fund - Class I	344,424	1.0
259,705	Voya Short Term Bond Fund - Class R6	2,516,545	7.2
17,417	Voya Small Company Portfolio - Class I	338,586	1.0
307,085	Voya U.S. Bond Index Portfolio - Class I	3,135,335	9.0
113,725	Voya U.S. High Dividend Low Volatility Fund - Class I	1,407,919	4.0
127,774	Voya U.S. Stock Index Portfolio - Class I	2,089,110	6.0
184,025	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,729,839	4.9
315,506	VY® Goldman Sachs Bond Portfolio - Class I	3,044,635	8.7
32,710	VY® Invesco Comstock Portfolio - Class I	698,687	2.0
126,999	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,500,081	10.0
7,678	VY® T. Rowe Price Growth Equity Portfolio - Class I	697,861	2.0
		33,310,857	95.2

	Unaffiliated Investment Companies: 1.6%
113,320	Credit Suisse Commodity Return Strategy Fund - Class I	550,736	1.6

	Total Mutual Funds
	(Cost $33,927,814)	33,861,593	96.8

	Total Investments in Securities (Cost $35,001,446)	$34,929,528	99.9
	Assets in Excess of Other Liabilities	42,943	0.1
	Net Assets	$34,972,471	100.0

(1)	Non-income producing security.

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,067,935	$–	$–	$1,067,935
Mutual Funds	32,464,303	–	–	33,861,593
Total Investments, at fair value	$33,532,238	$–	$–	$34,929,528

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$331,522	$-	$(331,522)	$-	$-	$-	$2,467	$-
Voya Floating Rate Fund - Class I	1,654,532	691,409	(586,919)	7,532	1,766,554	54,736	(146)	-
Voya Global Bond Fund - Class R6	994,754	417,032	(330,070)	(31,753)	1,049,963	12,807	(1,109)	-
Voya High Yield Bond Fund - Class R6	663,699	190,214	(848,781)	(5,132)	-	20,954	(15,454)	-
Voya Intermediate Bond Fund - Class R6	3,308,898	1,772,227	(1,495,993)	(96,866)	3,488,266	83,376	(37,285)	-
Voya International Index Portfolio - Class I	393,312	1,147,554	(448,137)	(45,569)	1,047,160	29,810	11,452	-
Voya Large Cap Growth Portfolio - Class I	1,685,287	722,002	(2,281,574)	(125,715)	-	8,954	145,088	186,274
Voya Large Cap Value Fund - Class R6	859,144	976,846	(480,575)	44,544	1,399,959	10,168	15,962	-
Voya Large-Cap Growth Fund - Class R6	-	1,397,290	-	-	1,397,290	-	-	-
Voya MidCap Opportunities Portfolio - Class I	503,761	182,919	(293,836)	(41,754)	351,090	-	45,314	34,349
Voya Multi-Manager Emerging Markets Equity Fund - Class I	857,536	794,719	(986,300)	(154,217)	511,738	-	12,471	-
Voya Multi-Manager International Equity Fund - Class I	999,946	413,728	(291,194)	(75,081)	1,047,399	-	60,191	-
Voya Multi-Manager International Factors Fund - Class I	1,672,856	687,366	(498,806)	(113,000)	1,748,416	-	88,637	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	846,952	166,788	(951,071)	(62,669)	-	-	40,695	-
Voya Multi-Manager Mid Cap Value Fund - Class I	497,436	148,570	(289,324)	(12,258)	344,424	-	18,382	-
Voya Short Term Bond Fund - Class R6	2,389,757	1,101,218	(960,668)	(13,762)	2,516,545	40,752	(14,857)	-
Voya Small Company Portfolio - Class I	989,132	304,271	(905,778)	(49,039)	338,586	1,858	(442)	53,770
Voya U.S. Bond Index Portfolio - Class I	1,949,708	2,151,085	(910,161)	(55,297)	3,135,335	47,558	(25,328)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	-	1,682,505	(380,303)	105,717	1,407,919	4,936	23,112	-
Voya U.S. Stock Index Portfolio - Class I	1,391,069	1,931,662	(1,209,259)	(24,362)	2,089,110	4,292	94,229	96,980
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,658,118	706,656	(597,439)	(37,496)	1,729,839	36,413	(10,480)	-
VY® Clarion Global Real Estate Portfolio - Class I	336,581	131,838	(456,230)	(12,189)	-	19,284	(14,608)	-
VY® Clarion Real Estate Portfolio - Class I	329,957	3,085	(328,564)	(4,478)	-	-	(8,557)	-
VY® Goldman Sachs Bond Portfolio - Class I	2,260,057	1,792,996	(914,221)	(94,197)	3,044,635	69,782	(35,499)	-
VY® Invesco Comstock Portfolio - Class I	847,032	267,012	(364,967)	(50,390)	698,687	-	89,822	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,301,787	1,415,773	(1,151,501)	(65,978)	3,500,081	263,646	63,792	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	496,824	487,470	(227,645)	(58,788)	697,861	1,544	46,840	105,035
	$31,219,657	$21,684,235	$(18,520,838)	$(1,072,197)	$33,310,857	$710,870	$594,689	$476,408

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $35,197,196.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$391,456
Gross Unrealized Depreciation	(659,124)

Net Unrealized Depreciation	$(267,668)

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.2%
129,964	iShares 1-3 Year Treasury Bond ETF	$10,798,709	1.2
136,155	iShares Russell 1000 Value ETF	17,239,946	2.0
74,995	Vanguard Global ex-U.S. Real Estate ETF	4,212,469	0.5
50,492	Vanguard Real Estate ETF	4,073,695	0.5

	Total Exchange-Traded Funds
	(Cost $35,154,725)	36,324,819	4.2

MUTUAL FUNDS: 95.6%
	Affiliated Investment Companies: 94.1%
741,506	Voya Emerging Markets Index Portfolio - Class I	8,542,154	1.0
4,399,003	Voya Floating Rate Fund - Class I	43,374,169	5.1
2,708,213	Voya Global Bond Fund - Class R6	25,782,187	3.0
8,804,730	Voya Intermediate Bond Fund - Class R6	85,670,026	10.0
3,335,572	Voya International Index Portfolio - Class I	34,389,749	4.0
2,493,521	Voya Large Cap Value Fund - Class R6	34,211,113	4.0
906,898	(1) Voya Large-Cap Growth Fund - Class R6	42,887,191	5.0
1,033,250	Voya MidCap Opportunities Portfolio - Class I	15,085,449	1.8
2,740,597	Voya Multi-Manager Emerging Markets Equity Fund - Class I	32,010,178	3.7
3,181,085	Voya Multi-Manager International Equity Fund - Class I	38,554,747	4.5
4,529,215	Voya Multi-Manager International Factors Fund - Class I	47,194,418	5.5
1,214,129	Voya Multi-Manager Mid Cap Value Fund - Class I	14,800,229	1.7
2,878,548	Voya Short Term Bond Fund - Class R6	27,893,127	3.2
855,891	Voya Small Company Portfolio - Class I	16,638,530	1.9
5,446,944	Voya U.S. Bond Index Portfolio - Class I	55,613,299	6.5
2,791,370	Voya U.S. High Dividend Low Volatility Fund - Class I	34,557,158	4.0
2,632,614	Voya U.S. Stock Index Portfolio - Class I	43,043,244	5.0
1,807,946	VY® BlackRock Inflation Protected Bond Portfolio - Class I	16,994,694	2.0
4,648,923	VY® Goldman Sachs Bond Portfolio - Class I	44,862,106	5.2
1,204,026	VY® Invesco Comstock Portfolio - Class I	25,717,985	3.0
3,117,900	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	85,929,331	10.0
377,019	VY® T. Rowe Price Growth Equity Portfolio - Class I	34,267,294	4.0
		808,018,378	94.1

	Unaffiliated Investment Companies: 1.5%
2,712,795	Credit Suisse Commodity Return Strategy Fund - Class I	13,184,184	1.5

	Total Mutual Funds
	(Cost $800,852,734)	821,202,562	95.6

	Total Investments in Securities (Cost $836,007,459)	$857,527,381	99.8
	Assets in Excess of Other Liabilities	1,714,193	0.2
	Net Assets	$859,241,574	100.0

(1)	Non-income producing security.

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$36,324,819	$–	$–	$36,324,819
Mutual Funds	778,315,371	–	–	821,202,562
Total Investments, at fair value	$814,640,190	$–	$–	$857,527,381
Other Financial Instruments+
Futures	107,882	–	–	107,882
Total Assets	$814,748,072	$–	$–	$857,635,263
Liabilities Table
Other Financial Instruments+
Futures	$(499,074)	$–	$–	$(499,074)
Total Liabilities	$(499,074)	$–	$–	$(499,074)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$27,772,416	$1,767,459	$(16,068,382)	$(4,929,339)	$8,542,154	$211,106	$4,183,127	$-
Voya Floating Rate Fund - Class I	45,717,600	5,030,226	(7,855,223)	481,566	43,374,169	1,370,226	(271,727)	-
Voya Global Bond Fund - Class R6	27,487,089	2,960,494	(4,331,938)	(333,458)	25,782,187	324,826	(430,108)	-
Voya High Yield Bond Fund - Class R6	18,340,529	1,560,640	(19,800,465)	(100,704)	-	537,442	(447,788)	-
Voya Intermediate Bond Fund - Class R6	89,033,389	20,007,721	(20,509,090)	(2,861,994)	85,670,026	2,082,292	(570,858)	-
Voya Multi-Manager International Factors Fund - Class I	50,824,833	4,758,498	(6,805,275)	(1,583,638)	47,194,418	-	832,991	-
Voya International Index Portfolio - Class I	36,825,106	4,370,115	(4,492,597)	(2,312,875)	34,389,749	961,616	923,283	-
Voya Large Cap Growth Portfolio - Class I	55,606,446	7,628,748	(58,932,249)	(4,302,945)	-	271,748	4,970,577	5,653,180
Voya Large Cap Value Fund - Class R6	27,689,894	12,244,084	(6,394,420)	671,555	34,211,113	267,951	606,527	-
Voya Large-Cap Growth Fund - Class R6	-	42,887,191	-	-	42,887,191	-	-	-
Voya MidCap Opportunities Portfolio - Class I	20,883,650	2,084,869	(7,159,642)	(723,428)	15,085,449	-	919,266	1,456,045
Voya Multi-Manager Emerging Markets Equity Fund - Class I	18,482,458	22,145,904	(3,207,468)	(5,410,716)	32,010,178	-	1,245,517	-
Voya Multi-Manager International Equity Fund - Class I	41,423,736	3,907,445	(5,782,143)	(994,291)	38,554,747	-	371,798	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	37,198,139	1,441,111	(34,306,963)	(4,332,287)	-	-	3,417,223	-
Voya Multi-Manager Mid Cap Value Fund - Class I	20,614,504	661,921	(6,479,944)	3,748	14,800,229	-	268,949	-
Voya Short Term Bond Fund - Class R6	29,594,566	3,680,409	(5,180,517)	(201,331)	27,893,127	462,220	(136,203)	-
Voya Small Company Portfolio - Class I	27,320,054	3,721,595	(12,142,346)	(2,260,773)	16,638,530	91,726	89,506	2,654,388
Voya U.S. Bond Index Portfolio - Class I	27,391,992	35,804,006	(6,652,333)	(930,366)	55,613,299	772,085	(222,152)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	-	36,599,782	(4,918,108)	2,875,484	34,557,158	119,558	257,724	-
Voya U.S. Stock Index Portfolio - Class I	64,458,621	15,520,212	(36,039,875)	(895,714)	43,043,244	104,305	2,472,965	2,356,751
VY® BlackRock Inflation Protected Bond Portfolio - Class I	-	18,812,597	(1,689,993)	(127,910)	16,994,694	153,075	(351)	-
VY® Clarion Global Real Estate Portfolio - Class I	9,302,237	1,000,490	(10,012,560)	(290,167)	-	468,256	(428,381)	-
VY® Clarion Real Estate Portfolio - Class I	9,114,241	27,672	(8,537,612)	(604,301)	-	-	241,807	-
VY® Goldman Sachs Bond Portfolio - Class I	54,685,451	6,632,348	(14,350,124)	(2,105,569)	44,862,106	1,016,703	(268,141)	-
VY® Invesco Comstock Portfolio - Class I	28,104,268	1,413,388	(4,210,154)	410,483	25,717,985	-	982,550	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	91,122,569	9,862,129	(15,148,064)	92,697	85,929,331	6,401,575	(99,028)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	16,012,849	26,293,130	(5,444,940)	(2,593,745)	34,267,294	77,420	1,391,648	5,265,195
	$875,006,637	$292,824,184	$(326,452,425)	$(33,360,018)	$808,018,378	$15,594,130	$20,300,721	$17,385,559

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	59	12/21/18	$8,611,050	$107,882
U.S. Treasury 2-Year Note	31	12/31/18	6,532,766	(12,650)
			$15,143,816	$95,232
Short Contracts:
Mini MSCI Emerging Markets Index	(293)	12/21/18	(15,378,105)	(486,424)
			$(15,378,105)	$(486,424)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$107,882
Total Asset Derivatives		$107,882

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$486,424
Interest contracts	Futures contracts	12,650
Total Liability Derivatives		$499,074

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $849,949,635.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$31,883,966
Gross Unrealized Depreciation	(24,697,412)

Net Unrealized Appreciation	$7,186,554

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.4%
8,039	iShares 1-3 Year Treasury Bond ETF	$667,960	2.0
7,896	iShares Russell 1000 Value ETF	999,792	3.0
4,340	Vanguard Global ex-U.S. Real Estate ETF	243,778	0.7
2,922	Vanguard Real Estate ETF	235,747	0.7

	Total Exchange-Traded Funds
	(Cost $2,081,812)	2,147,277	6.4

MUTUAL FUNDS: 93.5%
	Affiliated Investment Companies: 92.0%
138,498	Voya Floating Rate Fund - Class I	1,365,588	4.0
294,594	Voya Intermediate Bond Fund - Class R6	2,866,403	8.5
164,546	Voya International Index Portfolio - Class I	1,696,470	5.0
74,650	Voya Large Cap Value Fund - Class R6	1,024,192	3.0
35,727	(1) Voya Large-Cap Growth Fund - Class R6	1,689,513	5.0
46,485	Voya MidCap Opportunities Portfolio - Class I	678,688	2.0
115,207	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,345,616	4.0
180,938	Voya Multi-Manager International Equity Fund - Class I	2,192,971	6.5
243,199	Voya Multi-Manager International Factors Fund - Class I	2,534,135	7.5
54,635	Voya Multi-Manager Mid Cap Value Fund - Class I	666,003	2.0
33,705	Voya Small Company Portfolio - Class I	655,228	1.9
149,080	Voya U.S. Bond Index Portfolio - Class I	1,522,108	4.5
96,146	Voya U.S. High Dividend Low Volatility Fund - Class I	1,190,292	3.5
176,709	Voya U.S. Stock Index Portfolio - Class I	2,889,200	8.6
174,312	VY® Goldman Sachs Bond Portfolio - Class I	1,682,111	5.0
79,008	VY® Invesco Comstock Portfolio - Class I	1,687,610	5.0
122,743	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,382,801	10.0
22,268	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,023,912	6.0
		31,092,841	92.0

	Unaffiliated Investment Companies: 1.5%
104,876	Credit Suisse Commodity Return Strategy Fund - Class I	509,698	1.5

	Total Mutual Funds
	(Cost $31,672,620)	31,602,539	93.5

	Total Investments in Securities (Cost $33,754,432)	$33,749,816	99.9
	Assets in Excess of Other Liabilities	47,290	0.1
	Net Assets	$33,797,106	100.0

(1)	Non-income producing security.

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,147,277	$–	$–	$2,147,277
Mutual Funds	29,913,026	–	–	31,602,539
Total Investments, at fair value	$32,060,303	$–	$–	$33,749,816

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$940,753	$291,438	$(1,128,985)	$(103,206)	$-	$-	$12,531	$-
Voya Floating Rate Fund - Class I	1,549,912	656,034	(848,765)	8,407	1,365,588	15,739	(3,619)	-
Voya High Yield Bond Fund - Class R6	621,744	209,561	(829,077)	(2,228)	-	8,795	(17,086)	-
Voya Index Plus LargeCap Portfolio - Class I	948,705	180,632	(998,410)	(130,927)	-	-	116,394	-
Voya Intermediate Bond Fund - Class R6	2,095,676	1,645,465	(801,990)	(72,748)	2,866,403	17,025	(16,420)	-
Voya Multi-Manager International Factors Fund - Class I	2,193,367	1,136,554	(647,680)	(148,106)	2,534,135	-	108,896	-
Voya International Index Portfolio - Class I	633,988	1,628,606	(475,735)	(90,389)	1,696,470	-	25,774	-
Voya Large Cap Growth Portfolio - Class I	1,894,894	846,876	(2,588,504)	(153,266)	-	-	175,392	207,670
Voya Large Cap Value Fund - Class R6	951,870	740,368	(712,902)	44,856	1,024,192	-	(13,682)	-
Voya Large-Cap Growth Fund - Class R6	-	1,689,513	-	-	1,689,513	-	-	-
Voya MidCap Opportunities Portfolio - Class I	786,539	319,577	(375,025)	(52,403)	678,688	-	60,461	60,078
Voya Multi-Manager Emerging Markets Equity Fund - Class I	943,326	985,734	(338,552)	(244,892)	1,345,616	-	81,917	-
Voya Multi-Manager International Equity Fund - Class I	1,872,839	1,004,145	(537,530)	(146,483)	2,192,971	-	113,365	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,269,987	240,843	(1,418,881)	(91,949)	-	-	56,826	-
Voya Multi-Manager Mid Cap Value Fund - Class I	776,569	268,919	(368,649)	(10,836)	666,003	-	23,489	-
Voya Small Company Portfolio - Class I	1,235,204	472,854	(963,945)	(88,885)	655,228	-	2,680	99,441
Voya U.S. Bond Index Portfolio - Class I	-	1,871,287	(341,392)	(7,787)	1,522,108	-	(180)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	-	1,375,862	(275,894)	90,324	1,190,292	-	12,432	-
Voya U.S. Stock Index Portfolio - Class I	2,521,545	2,754,090	(2,299,766)	(86,669)	2,889,200	-	158,364	130,377
VY® Clarion Global Real Estate Portfolio - Class I	473,041	208,198	(662,113)	(19,126)	-	-	(18,694)	-
VY® Clarion Real Estate Portfolio - Class I	463,620	2,529	(457,585)	(8,564)	-	-	(9,893)	-
VY® Goldman Sachs Bond Portfolio - Class I	1,313,518	914,380	(488,937)	(56,850)	1,682,111	-	(13,345)	-
VY® Invesco Comstock Portfolio - Class I	952,545	1,134,618	(413,919)	14,366	1,687,610	-	72,387	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,092,836	1,422,732	(1,053,962)	(78,805)	3,382,801	-	76,449	1
VY® T. Rowe Price Growth Equity Portfolio - Class I	930,569	1,800,999	(533,816)	(173,840)	2,023,912	-	114,029	288,888
	$28,463,047	$23,801,814	$(19,562,014)	$(1,610,006)	$31,092,841	$41,559	$1,118,467	$786,455

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $33,833,454.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$471,761
Gross Unrealized Depreciation	(555,399)

Net Unrealized Depreciation	$(83,638)

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.9%
155,101	iShares 1-3 Year Treasury Bond ETF	$12,887,342	1.5
210,116	iShares Russell 1000 Value ETF	26,604,888	3.0
114,746	Vanguard Global ex-U.S. Real Estate ETF	6,445,283	0.7
77,255	Vanguard Real Estate ETF	6,232,933	0.7

	Total Exchange-Traded Funds
	(Cost $50,073,566)	52,170,446	5.9

MUTUAL FUNDS: 93.8%
	Affiliated Investment Companies: 92.3%
2,131,917	Voya Emerging Markets Index Portfolio - Class I	24,559,680	2.8
3,616,177	Voya Floating Rate Fund - Class I	35,655,505	4.0
1,471,575	Voya Index Plus LargeCap Portfolio - Class I	41,925,180	4.7
7,916,434	Voya Intermediate Bond Fund - Class R6	77,026,904	8.7
5,141,797	Voya International Index Portfolio - Class I	53,011,928	6.0
1,911,237	Voya Large Cap Value Fund - Class R6	26,222,169	3.0
1,025,922	(1) Voya Large-Cap Growth Fund - Class R6	48,515,842	5.5
1,516,748	Voya MidCap Opportunities Portfolio - Class I	22,144,527	2.5
3,567,326	Voya Multi-Manager Emerging Markets Equity Fund - Class I	41,666,367	4.7
5,448,425	Voya Multi-Manager International Equity Fund - Class I	66,034,909	7.5
6,347,045	Voya Multi-Manager International Factors Fund - Class I	66,136,204	7.5
1,782,277	Voya Multi-Manager Mid Cap Value Fund - Class I	21,725,952	2.5
879,443	Voya Small Company Portfolio - Class I	17,096,373	1.9
852,660	Voya U.S. Bond Index Portfolio - Class I	8,705,658	1.0
1,434,177	Voya U.S. High Dividend Low Volatility Fund - Class I	17,755,106	2.0
3,517,490	Voya U.S. Stock Index Portfolio - Class I	57,510,968	6.5
2,680,751	VY® Invesco Comstock Portfolio - Class I	57,260,852	6.5
2,563,102	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	70,639,100	8.0
677,988	VY® T. Rowe Price Growth Equity Portfolio - Class I	61,622,359	7.0
		815,215,583	92.3

	Unaffiliated Investment Companies: 1.5%
2,790,942	Credit Suisse Commodity Return Strategy Fund - Class I	13,563,976	1.5

	Total Mutual Funds
	(Cost $788,735,591)	828,779,559	93.8

	Total Investments in Securities (Cost $838,809,157)	$880,950,005	99.7
	Assets in Excess of Other Liabilities	2,721,297	0.3
	Net Assets	$883,671,302	100.0

(1)	Non-income producing security.

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$52,170,446	$–	$–	$52,170,446
Mutual Funds	780,263,717	–	–	828,779,559
Total Investments, at fair value	$832,434,163	$–	$–	$880,950,005
Other Financial Instruments+
Futures	185,267	–	–	185,267
Total Assets	$832,619,430	$–	$–	$881,135,272
Liabilities Table
Other Financial Instruments+
Futures	$(785,140)	$–	$–	$(785,140)
Total Liabilities	$(785,140)	$–	$–	$(785,140)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$27,963,942	$3,495,279	$(3,316,926)	$(3,582,615)	$24,559,680	$638,930	$851,886	$-
Voya Floating Rate Fund - Class I	46,020,909	5,810,721	(16,838,770)	662,645	35,655,505	1,303,139	(518,739)	-
Voya High Yield Bond Fund - Class R6	18,461,448	1,903,684	(19,864,048)	(501,084)	-	541,673	(54,370)	-
Voya Index Plus LargeCap Portfolio - Class I	28,175,352	21,545,722	(5,812,951)	(1,982,943)	41,925,180	645,825	1,399,818	3,405,271
Voya Intermediate Bond Fund - Class R6	47,862,192	40,489,491	(9,518,670)	(1,806,109)	77,026,904	1,515,625	(278,607)	-
Voya Multi-Manager International Factors Fund - Class I	65,117,493	10,642,939	(8,151,760)	(1,472,468)	66,136,204	-	348,664	-
Voya International Index Portfolio - Class I	46,338,518	15,277,587	(5,381,568)	(3,222,609)	53,011,928	1,460,171	1,015,290	-
Voya Large Cap Growth Portfolio - Class I	65,374,808	8,693,258	(68,799,564)	(5,268,502)	-	303,255	6,020,899	6,308,630
Voya Large Cap Value Fund - Class R6	27,805,710	3,825,042	(6,033,964)	625,381	26,222,169	236,822	174,726	-
Voya Large-Cap Growth Fund - Class R6	-	48,515,842	-	-	48,515,842	-	-	-
Voya MidCap Opportunities Portfolio - Class I	32,697,693	3,106,686	(12,851,355)	(808,497)	22,144,527	-	1,075,593	2,104,746
Voya Multi-Manager Emerging Markets Equity Fund - Class I	37,219,584	15,742,901	(5,019,270)	(6,276,848)	41,666,367	-	749,735	-
Voya Multi-Manager International Equity Fund - Class I	64,868,082	10,692,443	(7,966,787)	(1,558,829)	66,034,909	-	465,586	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	73,325,404	2,907,758	(68,878,710)	(7,354,452)	-	-	5,482,353	-
Voya Multi-Manager Mid Cap Value Fund - Class I	32,279,828	1,648,990	(13,036,781)	833,915	21,725,952	-	(520,769)	-
Voya Small Company Portfolio - Class I	36,671,155	4,607,739	(21,031,961)	(3,150,560)	17,096,373	92,167	818,526	2,667,128
Voya U.S. Bond Index Portfolio - Class I	-	9,828,781	(1,079,181)	(43,942)	8,705,658	86,774	(369)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	-	18,569,613	(2,290,564)	1,476,057	17,755,106	60,488	114,503	-
Voya U.S. Stock Index Portfolio - Class I	74,265,145	21,074,652	(36,688,031)	(1,140,798)	57,510,968	137,669	3,124,992	3,110,618
VY® Clarion Global Real Estate Portfolio - Class I	14,044,966	1,778,108	(15,166,830)	(656,244)	-	712,595	(442,079)	-
VY® Clarion Real Estate Portfolio - Class I	13,762,642	17,599	(12,531,262)	(1,248,979)	-	-	701,884	-
VY® Invesco Comstock Portfolio - Class I	37,717,518	24,681,394	(6,646,202)	1,508,142	57,260,852	-	1,524,995	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	64,278,276	16,779,389	(10,503,193)	84,628	70,639,100	5,195,558	(187,352)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	27,627,985	47,330,574	(9,153,977)	(4,182,223)	61,622,359	138,098	1,937,939	9,391,814
	$881,878,650	$338,966,192	$(366,562,325)	$(39,066,934)	$815,215,583	$13,068,789	$23,805,104	$26,988,207

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	122	12/21/18	$17,805,900	$185,267
U.S. Treasury 2-Year Note	23	12/31/18	4,846,891	(9,385)
			$22,652,791	$175,882
Short Contracts:
Mini MSCI Emerging Markets Index	(436)	12/21/18	(22,883,460)	(775,755)
			$(22,883,460)	$(775,755)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$185,267
Total Asset Derivatives		$185,267

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$775,755
Interest contracts	Futures contracts	9,385
Total Liability Derivatives		$785,140

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $852,474,996.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$47,954,951
Gross Unrealized Depreciation	(20,079,815)

Net Unrealized Appreciation	$27,875,136

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.3%
6,452	iShares 1-3 Year Treasury Bond ETF	$536,097	2.0
6,337	iShares Russell 1000 Value ETF	802,391	2.9
3,469	Vanguard Global ex-U.S. Real Estate ETF	194,854	0.7
2,336	Vanguard Real Estate ETF	188,468	0.7

	Total Exchange-Traded Funds
	(Cost $1,658,383)	1,721,810	6.3

MUTUAL FUNDS: 93.6%
	Affiliated Investment Companies: 92.1%
83,792	Voya Floating Rate Fund - Class I	826,189	3.0
50,270	Voya Index Plus LargeCap Portfolio - Class I	1,432,196	5.3
133,618	Voya Intermediate Bond Fund - Class R6	1,300,103	4.8
212,385	Voya International Index Portfolio - Class I	2,189,694	8.0
70,463	Voya Large Cap Value Fund - Class R6	966,750	3.5
31,714	(1) Voya Large-Cap Growth Fund - Class R6	1,499,756	5.5
56,248	Voya MidCap Opportunities Portfolio - Class I	821,226	3.0
127,704	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,491,585	5.5
179,665	Voya Multi-Manager International Equity Fund - Class I	2,177,542	8.0
183,127	Voya Multi-Manager International Factors Fund - Class I	1,908,188	7.0
66,114	Voya Multi-Manager Mid Cap Value Fund - Class I	805,931	3.0
40,788	Voya Small Company Portfolio - Class I	792,919	2.9
44,319	Voya U.S. High Dividend Low Volatility Fund - Class I	548,669	2.0
142,696	Voya U.S. Stock Index Portfolio - Class I	2,333,082	8.6
82,861	VY® Invesco Comstock Portfolio - Class I	1,769,914	6.5
79,213	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,183,121	8.0
22,456	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,040,981	7.5
		25,087,846	92.1

	Unaffiliated Investment Companies: 1.5%
84,174	Credit Suisse Commodity Return Strategy Fund - Class I	409,084	1.5

	Total Mutual Funds
	(Cost $25,336,902)	25,496,930	93.6

	Total Investments in Securities (Cost $26,995,285)	$27,218,740	99.9
	Assets in Excess of Other Liabilities	36,617	0.1
	Net Assets	$27,255,357	100.0

(1)	Non-income producing security.

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,721,810	$–	$–	$1,721,810
Mutual Funds	23,997,174	–	–	25,496,930
Total Investments, at fair value	$25,718,984	$–	$–	$27,218,740

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$716,631	$269,851	$(906,540)	$(79,942)	$-	$19,128	$5,755	$-
Voya Floating Rate Fund - Class I	709,033	335,475	(222,484)	4,165	826,189	25,530	(2,193)	-
Voya High Yield Bond Fund - Class R6	474,061	151,182	(625,267)	24	-	15,391	(15,447)	-
Voya Index Plus LargeCap Portfolio - Class I	723,119	1,096,486	(335,835)	(51,574)	1,432,196	21,379	31,937	112,726
Voya Intermediate Bond Fund - Class R6	531,804	1,092,307	(302,402)	(21,606)	1,300,103	21,545	(6,092)	-
Voya Multi-Manager International Factors Fund - Class I	1,671,763	697,639	(366,894)	(94,320)	1,908,188	-	63,771	-
Voya International Index Portfolio - Class I	722,786	2,023,546	(432,158)	(124,480)	2,189,694	58,317	37,977	-
Voya Large Cap Growth Portfolio - Class I	2,046,017	783,790	(2,683,738)	(146,069)	-	9,105	163,255	189,402
Voya Large Cap Value Fund - Class R6	848,290	576,876	(492,180)	33,764	966,750	8,332	(5,697)	-
Voya Large-Cap Growth Fund - Class R6	-	1,499,756	-	-	1,499,756	-	-	-
Voya MidCap Opportunities Portfolio - Class I	959,098	369,393	(448,107)	(59,158)	821,226	-	63,986	75,343
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,078,082	896,727	(219,107)	(264,117)	1,491,585	-	78,162	-
Voya Multi-Manager International Equity Fund - Class I	1,903,492	793,501	(400,654)	(118,797)	2,177,542	-	82,800	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	2,061,552	407,521	(2,328,529)	(140,544)	-	-	78,089	-
Voya Multi-Manager Mid Cap Value Fund - Class I	947,181	319,152	(448,270)	(12,132)	805,931	-	25,000	-
Voya Small Company Portfolio - Class I	1,176,801	491,146	(801,980)	(73,048)	792,919	4,158	(30,158)	120,318
Voya U.S. High Dividend Low Volatility Fund - Class I	-	626,747	(119,497)	41,419	548,669	1,804	5,826	-
Voya U.S. Stock Index Portfolio - Class I	1,200,241	1,899,560	(761,774)	(4,945)	2,333,082	4,777	61,958	107,937
VY® Clarion Global Real Estate Portfolio - Class I	360,576	157,683	(503,213)	(15,046)	-	21,394	(15,287)	-
VY® Clarion Real Estate Portfolio - Class I	353,513	3,560	(350,449)	(6,624)	-	-	(7,438)	-
VY® Invesco Comstock Portfolio - Class I	1,089,042	1,006,392	(338,422)	12,902	1,769,914	-	76,772	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,591,703	1,115,937	(480,727)	(43,792)	2,183,121	155,989	34,908	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	709,249	1,939,829	(471,064)	(137,033)	2,040,981	4,272	63,126	290,559
		-	-			-	-	-
		-	-			-	-	-
	$21,874,034	$18,554,056	$(14,039,291)	$(1,300,953)	$25,087,846	$371,121	$791,010	$896,285

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $27,047,340.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$559,394
Gross Unrealized Depreciation	(387,994)

Net Unrealized Appreciation	$171,400

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.6%
47,783	iShares 1-3 Year Treasury Bond ETF	$3,970,290	0.6
182,510	iShares Russell 1000 Value ETF	23,109,416	3.5
85,152	Vanguard Global ex-U.S. Real Estate ETF	4,782,988	0.8
57,331	Vanguard Real Estate ETF	4,625,465	0.7

	Total Exchange-Traded Funds
	(Cost $33,616,115)	36,488,159	5.6

MUTUAL FUNDS: 94.0%
	Affiliated Investment Companies: 92.5%
1,587,186	Voya Emerging Markets Index Portfolio - Class I	18,284,388	2.8
1,177,922	Voya Floating Rate Fund - Class I	11,614,314	1.8
1,729,989	Voya Index Plus LargeCap Portfolio - Class I	49,287,394	7.5
2,862,900	Voya Intermediate Bond Fund - Class R6	27,856,016	4.2
5,105,828	Voya International Index Portfolio - Class I	52,641,087	8.0
1,899,734	Voya Large Cap Value Fund - Class R6	26,064,350	3.9
1,041,774	(1) Voya Large-Cap Growth Fund - Class R6	49,265,479	7.5
1,581,014	Voya MidCap Opportunities Portfolio - Class I	23,082,802	3.5
3,689,897	Voya Multi-Manager Emerging Markets Equity Fund - Class I	43,098,002	6.5
4,867,816	Voya Multi-Manager International Equity Fund - Class I	58,997,931	9.0
4,410,539	Voya Multi-Manager International Factors Fund - Class I	45,957,814	7.0
1,857,815	Voya Multi-Manager Mid Cap Value Fund - Class I	22,646,759	3.4
982,218	Voya Small Company Portfolio - Class I	19,094,317	2.9
1,067,817	Voya U.S. High Dividend Low Volatility Fund - Class I	13,219,576	2.0
3,023,314	Voya U.S. Stock Index Portfolio - Class I	49,431,181	7.5
2,302,998	VY® Invesco Comstock Portfolio - Class I	49,192,043	7.5
540,848	VY® T. Rowe Price Growth Equity Portfolio - Class I	49,157,666	7.5
		608,891,119	92.5

	Unaffiliated Investment Companies: 1.5%
2,077,933	Credit Suisse Commodity Return Strategy Fund - Class I	10,098,755	1.5

	Total Mutual Funds
	(Cost $588,780,903)	618,989,874	94.0

	Total Investments in Securities (Cost $622,397,018)	$655,478,033	99.6
	Assets in Excess of Other Liabilities	2,931,190	0.4
	Net Assets	$658,409,223	100.0

(1)	Non-income producing security.

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$36,488,159	$–	$–	$36,488,159
Mutual Funds	569,724,395	–	–	618,989,874
Total Investments, at fair value	$606,212,554	$–	$–	$655,478,033
Other Financial Instruments+
Futures	221,786	–	–	221,786
Total Assets	$606,434,340	$–	$–	$655,699,819
Liabilities Table
Other Financial Instruments+
Futures	$(750,563)	$–	$–	$(750,563)
Total Liabilities	$(750,563)	$–	$–	$(750,563)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$20,777,032	$2,776,971	$(2,579,177)	$(2,690,438)	$18,284,388	$-	$630,576	$-
Voya Floating Rate Fund - Class I	11,967,575	1,895,661	(2,361,179)	112,257	11,614,314	120,283	(77,906)	-
Voya Index Plus LargeCap Portfolio - Class I	20,933,949	37,353,946	(6,860,908)	(2,139,593)	49,287,394	-	1,574,749	4,048,275
Voya Intermediate Bond Fund - Class R6	29,065,981	4,947,743	(5,171,396)	(986,312)	27,856,016	233,334	(138,145)	-
Voya Multi-Manager International Factors Fund - Class I	41,469,698	11,348,076	(6,372,073)	(487,887)	45,957,814	-	(345,307)	-
Voya International Index Portfolio - Class I	41,315,142	20,118,020	(5,387,459)	(3,404,616)	52,641,087	-	1,142,321	-
Voya Large Cap Growth Portfolio - Class I	72,865,831	9,662,256	(76,471,199)	(6,056,888)	-	-	6,926,295	6,396,749
Voya Large Cap Value Fund - Class R6	27,471,662	4,388,926	(6,315,766)	519,528	26,064,350	-	265,384	-
Voya Large-Cap Growth Fund - Class R6	-	49,265,479	-	-	49,265,479	-	-	-
Voya MidCap Opportunities Portfolio - Class I	34,704,127	3,602,216	(13,663,986)	(1,559,555)	23,082,802	-	1,838,688	2,194,747
Voya Multi-Manager Emerging Markets Equity Fund - Class I	34,567,986	20,770,641	(5,611,358)	(6,629,267)	43,098,002	-	918,549	-
Voya Multi-Manager International Equity Fund - Class I	61,967,101	6,125,264	(7,657,243)	(1,437,191)	58,997,931	-	415,745	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	69,881,536	2,500,283	(65,852,825)	(6,528,994)	-	-	4,714,077	-
Voya Multi-Manager Mid Cap Value Fund - Class I	34,261,826	2,354,184	(15,397,832)	1,428,581	22,646,759	-	(1,115,506)	-
Voya Small Company Portfolio - Class I	34,056,436	5,436,771	(16,991,822)	(3,407,068)	19,094,317	-	860,331	3,019,869
Voya U.S. High Dividend Low Volatility Fund - Class I	-	14,014,863	(1,889,896)	1,094,609	13,219,576	-	92,161	-
Voya U.S. Stock Index Portfolio - Class I	34,475,635	23,583,489	(9,621,453)	993,510	49,431,181	-	886,408	2,668,277
VY® Clarion Global Real Estate Portfolio - Class I	10,435,378	1,481,425	(11,430,872)	(485,931)	-	-	(326,892)	-
VY® Clarion Real Estate Portfolio - Class I	10,225,929	6,438	(9,414,256)	(818,111)	-	-	412,338	-
VY® Invesco Comstock Portfolio - Class I	35,028,298	19,107,388	(6,088,152)	1,144,509	49,192,043	-	1,462,789	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	20,523,413	39,629,241	(7,124,336)	(3,870,652)	49,157,666	-	2,015,864	7,486,368
	$645,994,535	$280,369,281	$(282,263,188)	$(35,209,509)	$608,891,119	$353,617	$22,152,519	$25,814,285

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	137	12/21/18	$19,995,150	$221,786
U.S. Treasury 2-Year Note	13	12/31/18	2,739,547	(5,508)
			$22,734,697	$216,278
Short Contracts:
Mini MSCI Emerging Markets Index	(434)	12/21/18	(22,778,490)	(745,055)
			$(22,778,490)	$(745,055)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$221,786
Total Asset Derivatives		$221,786

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$745,055
Interest contracts	Futures contracts	5,508
Total Liability Derivatives		$750,563

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $632,604,030.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$38,344,227
Gross Unrealized Depreciation	(15,999,001)

Net Unrealized Appreciation	$22,345,226

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.7%
2,622	iShares 1-3 Year Treasury Bond ETF	$217,862	1.0
6,008	iShares Russell 1000 Value ETF	760,733	3.3
2,832	Vanguard Global ex-U.S. Real Estate ETF	159,073	0.7
1,907	Vanguard Real Estate ETF	153,857	0.7

	Total Exchange-Traded Funds
	(Cost $1,244,243)	1,291,525	5.7

MUTUAL FUNDS: 94.2%
	Affiliated Investment Companies: 92.7%
59,874	Voya Index Plus LargeCap Portfolio - Class I	1,705,820	7.5
94,167	Voya Intermediate Bond Fund - Class R6	916,246	4.0
177,437	Voya International Index Portfolio - Class I	1,829,379	8.1
68,593	Voya Large Cap Value Fund - Class R6	941,101	4.1
36,061	(1) Voya Large-Cap Growth Fund - Class R6	1,705,335	7.5
54,708	Voya MidCap Opportunities Portfolio - Class I	798,732	3.5
125,585	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,466,834	6.5
187,283	Voya Multi-Manager International Equity Fund - Class I	2,269,872	10.0
152,707	Voya Multi-Manager International Factors Fund - Class I	1,591,210	7.0
64,316	Voya Multi-Manager Mid Cap Value Fund - Class I	784,008	3.5
34,015	Voya Small Company Portfolio - Class I	661,259	2.9
36,947	Voya U.S. High Dividend Low Volatility Fund - Class I	457,398	2.0
154,619	Voya U.S. Stock Index Portfolio - Class I	2,528,020	11.1
79,714	VY® Invesco Comstock Portfolio - Class I	1,702,683	7.5
18,725	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,701,916	7.5
		21,059,813	92.7

	Unaffiliated Investment Companies: 1.5%
68,407	Credit Suisse Commodity Return Strategy Fund - Class I	332,459	1.5

	Total Mutual Funds
	(Cost $21,435,667)	21,392,272	94.2

	Total Investments in Securities (Cost $22,679,910)	$22,683,797	99.9
	Assets in Excess of Other Liabilities	31,385	0.1
	Net Assets	$22,715,182	100.0

(1)	Non-income producing security.

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,291,525	$–	$–	$1,291,525
Mutual Funds	21,392,272	–	–	21,392,272
Total Investments, at fair value	$22,683,797	$–	$–	$22,683,797

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$522,773	$222,436	$(690,351)	$(54,858)	$-	$15,169	$(8,987)	$-
Voya Index Plus LargeCap Portfolio - Class I	526,443	1,584,192	(342,385)	(62,430)	1,705,820	24,254	43,854	127,885
Voya Intermediate Bond Fund - Class R6	688,393	497,205	(244,411)	(24,941)	916,246	20,271	(6,140)	-
Voya International Index Portfolio - Class I	795,233	1,529,745	(383,237)	(112,362)	1,829,379	46,223	43,280	-
Voya Large Cap Growth Portfolio - Class I	1,752,542	1,045,084	(2,659,625)	(138,001)	-	9,943	145,941	206,836
Voya Large Cap Value Fund - Class R6	719,055	749,813	(564,540)	36,773	941,101	7,521	(12,366)	-
Voya Large-Cap Growth Fund - Class R6	-	1,705,335	-	-	1,705,335	-	-	-
Voya MidCap Opportunities Portfolio - Class I	960,355	501,346	(587,578)	(75,391)	798,732	-	76,440	70,058
Voya Multi-Manager Emerging Markets Equity Fund - Class I	962,309	1,319,522	(521,477)	(293,520)	1,466,834	-	82,311	-
Voya Multi-Manager International Equity Fund - Class I	1,732,844	1,044,232	(385,040)	(122,164)	2,269,872	-	78,008	-
Voya Multi-Manager International Factors Fund - Class I	956,636	972,926	(261,519)	(76,833)	1,591,210	-	45,868	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,769,516	598,184	(2,237,302)	(130,398)	-	-	64,482	-
Voya Multi-Manager Mid Cap Value Fund - Class I	948,448	461,311	(594,494)	(31,257)	784,008	-	37,056	-
Voya Small Company Portfolio - Class I	857,232	509,992	(620,918)	(85,047)	661,259	3,297	1,194	95,403
Voya U.S. High Dividend Low Volatility Fund - Class I	-	512,319	(88,800)	33,879	457,398	1,438	4,062	-
Voya U.S. Stock Index Portfolio - Class I	702,479	2,273,052	(470,409)	22,898	2,528,020	4,594	40,539	103,794
VY® Clarion Global Real Estate Portfolio - Class I	262,548	159,605	(412,537)	(9,616)	-	17,135	(14,191)	-
VY® Clarion Real Estate Portfolio - Class I	257,431	6,071	(259,251)	(4,251)	-	-	(6,101)	-
VY® Invesco Comstock Portfolio - Class I	880,949	1,102,443	(284,093)	3,384	1,702,683	-	76,053	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	516,444	1,652,550	(357,701)	(109,377)	1,701,916	3,429	46,901	233,211
	$15,811,630	$18,447,363	$(11,965,668)	$(1,233,512)	$21,059,813	$153,274	$738,204	$837,187

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $22,729,246.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$380,766
Gross Unrealized Depreciation	(426,215)

Net Unrealized Depreciation	$(45,449)

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.5%
13,761	iShares 1-3 Year Treasury Bond ETF	$1,143,402	0.6
52,561	iShares Russell 1000 Value ETF	6,655,274	3.5
24,531	Vanguard Global ex-U.S. Real Estate ETF	1,377,906	0.7
16,516	Vanguard Real Estate ETF	1,332,511	0.7

	Total Exchange-Traded Funds
	(Cost $9,748,842)	10,509,093	5.5

MUTUAL FUNDS: 94.0%
	Affiliated Investment Companies: 92.5%
460,177	Voya Emerging Markets Index Portfolio - Class I	5,301,236	2.8
501,325	Voya Index Plus LargeCap Portfolio - Class I	14,282,754	7.5
780,836	Voya Intermediate Bond Fund - Class R6	7,597,533	4.0
1,480,463	Voya International Index Portfolio - Class I	15,263,574	8.0
553,506	Voya Large Cap Value Fund - Class R6	7,594,101	4.0
301,865	(1) Voya Large-Cap Growth Fund - Class R6	14,275,181	7.5
458,163	Voya MidCap Opportunities Portfolio - Class I	6,689,179	3.5
1,150,814	Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,441,502	7.0
1,567,412	Voya Multi-Manager International Equity Fund - Class I	18,997,038	9.9
1,278,134	Voya Multi-Manager International Factors Fund - Class I	13,318,160	7.0
538,389	Voya Multi-Manager Mid Cap Value Fund - Class I	6,562,963	3.4
284,675	Voya Small Company Portfolio - Class I	5,534,089	2.9
309,423	Voya U.S. High Dividend Low Volatility Fund - Class I	3,830,655	2.0
936,285	Voya U.S. Stock Index Portfolio - Class I	15,308,260	8.0
667,352	VY® Invesco Comstock Portfolio - Class I	14,254,640	7.5
156,744	VY® T. Rowe Price Growth Equity Portfolio - Class I	14,246,447	7.5
		176,497,312	92.5

	Unaffiliated Investment Companies: 1.5%
598,428	Credit Suisse Commodity Return Strategy Fund - Class I	2,908,358	1.5

	Total Mutual Funds
	(Cost $172,538,138)	179,405,670	94.0

	Total Investments in Securities (Cost $182,286,980)	$189,914,763	99.5
	Assets in Excess of Other Liabilities	903,602	0.5
	Net Assets	$190,818,365	100.0

(1)	Non-income producing security.

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,509,093	$–	$–	$10,509,093
Mutual Funds	179,405,670	–	–	179,405,670
Total Investments, at fair value	$189,914,763	$–	$–	$189,914,763
Other Financial Instruments+
Futures	63,191	–	–	63,191
Total Assets	$189,977,954	$–	$–	$189,977,954
Liabilities Table
Other Financial Instruments+
Futures	$(219,803)	$–	$–	$(219,803)
Total Liabilities	$(219,803)	$–	$–	$(219,803)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,475,181	$1,330,652	$(731,950)	$(772,647)	$5,301,236	$134,514	$178,102	$-
Voya Index Plus LargeCap Portfolio - Class I	5,514,741	11,380,089	(2,008,373)	(603,703)	14,282,754	215,080	455,007	1,134,063
Voya Intermediate Bond Fund - Class R6	7,207,720	2,042,291	(1,400,034)	(252,444)	7,597,533	182,850	(36,177)	-
Voya International Index Portfolio - Class I	11,793,184	6,047,954	(1,610,248)	(967,316)	15,263,574	409,889	325,890	-
Voya Large Cap Growth Portfolio - Class I	18,358,198	4,366,862	(21,067,834)	(1,657,226)	-	87,126	1,847,385	1,812,481
Voya Large Cap Value Fund - Class R6	7,307,918	2,392,335	(2,010,022)	(96,130)	7,594,101	67,015	316,444	-
Voya Large-Cap Growth Fund - Class R6	-	14,275,181	-	-	14,275,181	-	-	-
Voya MidCap Opportunities Portfolio - Class I	10,057,476	1,907,062	(4,737,000)	(538,359)	6,689,179	-	597,499	621,394
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,020,297	7,196,598	(1,509,596)	(2,265,797)	13,441,502	-	506,985	-
Voya Multi-Manager International Equity Fund - Class I	18,212,399	3,776,863	(2,394,523)	(597,701)	18,997,038	-	255,348	-
Voya Multi-Manager International Factors Fund - Class I	10,016,175	5,264,521	(1,576,324)	(386,212)	13,318,160	-	129,207	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	18,457,614	1,756,064	(18,431,842)	(1,781,836)	-	-	1,254,806	-
Voya Multi-Manager Mid Cap Value Fund - Class I	9,930,042	1,579,184	(4,810,467)	(135,796)	6,562,963	-	198,477	-
Voya Small Company Portfolio - Class I	8,973,535	2,296,179	(4,803,980)	(931,645)	5,534,089	29,234	209,177	845,991
Voya U.S. High Dividend Low Volatility Fund - Class I	-	4,084,799	(563,933)	309,789	3,830,655	12,756	27,260	-
Voya U.S. Stock Index Portfolio - Class I	9,126,805	9,001,110	(2,865,172)	45,517	15,308,260	35,709	520,317	806,845
VY® Clarion Global Real Estate Portfolio - Class I	2,749,338	678,986	(3,306,439)	(121,885)	-	150,132	(101,519)	-
VY® Clarion Real Estate Portfolio - Class I	2,694,436	4,931	(2,583,505)	(115,862)	-	-	9,067	-
VY® Invesco Comstock Portfolio - Class I	9,228,238	6,479,598	(1,778,245)	325,049	14,254,640	-	402,974	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	5,407,241	12,047,140	(2,029,299)	(1,178,635)	14,246,447	31,443	604,624	2,138,352
	$170,530,538	$97,908,399	$(80,218,786)	$(11,722,839)	$176,497,312	$1,355,748	$7,700,873	$7,359,126

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	39	12/21/18	$5,692,050	$63,191
U.S. Treasury 2-Year Note	4	12/31/18	842,937	(1,836)
			$6,534,987	$61,355
Short Contracts:
Mini MSCI Emerging Markets Index	(125)	12/21/18	(6,560,625)	(217,967)
			$(6,560,625)	$(217,967)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$63,191
Total Asset Derivatives		$63,191

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$217,967
Interest contracts	Futures contracts	1,836
Total Liability Derivatives		$219,803

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $185,785,706.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$9,246,045
Gross Unrealized Depreciation	(5,273,600)

Net Unrealized Appreciation	$3,972,445

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.8%
1,356	iShares 1-3 Year Treasury Bond ETF	$112,670	1.0
3,108	iShares Russell 1000 Value ETF	393,535	3.4
1,464	Vanguard Global ex-U.S. Real Estate ETF	82,233	0.7
985	Vanguard Real Estate ETF	79,470	0.7

	Total Exchange-Traded Funds
	(Cost $643,835)	667,908	5.8

MUTUAL FUNDS: 94.1%
	Affiliated Investment Companies: 92.6%
30,723	Voya Index Plus LargeCap Portfolio - Class I	875,300	7.5
48,226	Voya Intermediate Bond Fund - Class R6	469,241	4.0
91,001	Voya International Index Portfolio - Class I	938,220	8.1
34,964	Voya Large Cap Value Fund - Class R6	479,711	4.1
18,504	(1) Voya Large-Cap Growth Fund - Class R6	875,050	7.5
28,072	Voya MidCap Opportunities Portfolio - Class I	409,854	3.5
64,250	Voya Multi-Manager Emerging Markets Equity Fund - Class I	750,440	6.4
96,103	Voya Multi-Manager International Equity Fund - Class I	1,164,768	10.0
78,362	Voya Multi-Manager International Factors Fund - Class I	816,530	7.0
33,001	Voya Multi-Manager Mid Cap Value Fund - Class I	402,282	3.5
17,453	Voya Small Company Portfolio - Class I	339,280	2.9
18,959	Voya U.S. High Dividend Low Volatility Fund - Class I	234,710	2.0
79,353	Voya U.S. Stock Index Portfolio - Class I	1,297,418	11.1
40,904	VY® Invesco Comstock Portfolio - Class I	873,711	7.5
9,608	VY® T. Rowe Price Growth Equity Portfolio - Class I	873,283	7.5
		10,799,798	92.6

	Unaffiliated Investment Companies: 1.5%
35,389	Credit Suisse Commodity Return Strategy Fund - Class I	171,990	1.5

	Total Mutual Funds
	(Cost $11,011,805)	10,971,788	94.1

	Total Investments in Securities (Cost $11,655,640)	$11,639,696	99.9
	Assets in Excess of Other Liabilities	17,385	0.1
	Net Assets	$11,657,081	100.0

(1)	Non-income producing security.

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$667,908	$–	$–	$667,908
Mutual Funds	10,971,788	–	–	10,971,788
Total Investments, at fair value	$11,639,696	$–	$–	$11,639,696

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$250,250	$144,636	$(371,240)	$(23,646)	$-	$7,367	$(7,532)	$-
Voya Index Plus LargeCap Portfolio - Class I	252,872	804,913	(159,856)	(22,629)	875,300	11,777	16,855	62,100
Voya Intermediate Bond Fund - Class R6	330,694	261,554	(109,741)	(13,266)	469,241	10,042	(1,913)	-
Voya International Index Portfolio - Class I	385,797	777,684	(174,550)	(50,711)	938,220	22,445	17,988	-
Voya Large Cap Growth Portfolio - Class I	841,927	555,490	(1,339,910)	(57,507)	-	5,049	62,043	105,040
Voya Large Cap Value Fund - Class R6	350,302	398,343	(290,640)	21,706	479,711	3,689	(7,631)	-
Voya Large-Cap Growth Fund - Class R6	-	875,050	-	-	875,050	-	-	-
Voya MidCap Opportunities Portfolio - Class I	461,369	267,692	(285,438)	(33,769)	409,854	-	34,813	35,481
Voya Multi-Manager Emerging Markets Equity Fund - Class I	463,578	658,375	(233,869)	(137,644)	750,440	-	31,401	-
Voya Multi-Manager International Equity Fund - Class I	832,548	562,299	(174,408)	(55,671)	1,164,768	-	34,832	-
Voya Multi-Manager International Factors Fund - Class I	459,616	509,650	(118,547)	(34,189)	816,530	-	19,252	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	851,812	312,708	(1,113,810)	(50,710)	-	-	21,605	-
Voya Multi-Manager Mid Cap Value Fund - Class I	455,611	246,065	(292,570)	(6,824)	402,282	-	10,637	-
Voya Small Company Portfolio - Class I	411,844	267,110	(302,501)	(37,173)	339,280	1,601	(2,880)	46,317
Voya U.S. High Dividend Low Volatility Fund - Class I	-	257,521	(40,072)	17,261	234,710	728	1,855	-
Voya U.S. Stock Index Portfolio - Class I	338,728	1,154,325	(208,422)	12,787	1,297,418	2,333	20,686	52,730
VY® Clarion Global Real Estate Portfolio - Class I	126,120	86,419	(207,324)	(5,215)	-	8,702	(6,670)	-
VY® Clarion Real Estate Portfolio - Class I	123,669	6,703	(127,882)	(2,490)	-	-	(2,617)	-
VY® Invesco Comstock Portfolio - Class I	423,059	572,846	(137,056)	14,862	873,711	-	26,263	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	248,149	848,206	(166,222)	(56,850)	873,283	1,810	18,901	123,106
	$7,607,945	$9,567,589	$(5,854,058)	$(521,678)	$10,799,798	$75,543	$287,888	$424,774

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $11,679,414.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$186,687
Gross Unrealized Depreciation	(226,405)

Net Unrealized Depreciation	$(39,718)

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Communication Services: 0.5%
781		Cable One, Inc.	$690,099	0.2
229,243		Entravision Communications Corp.	1,123,291	0.3
13,461		Townsquare Media, Inc.	105,400	0.0
			1,918,790	0.5

		Consumer Discretionary: 5.7%
16,829		Advance Auto Parts, Inc.	2,832,826	0.7
49,703		BorgWarner, Inc.	2,126,294	0.5
88,829	(1)	Camping World Holdings, Inc.	1,893,834	0.5
7,440		Delphi Technologies PLC	624,216	0.2
25,958		Genuine Parts Co.	2,580,225	0.7
2,736	(2)	Helen of Troy Ltd.	358,142	0.1
75,769		Honda Motor Co., Ltd. ADR	2,279,132	0.6
1,159	(2)	Malibu Boats, Inc.	63,421	0.0
11,598	(2)	MarineMax, Inc.	246,458	0.1
962	(2)	MCBC Holdings, Inc.	34,517	0.0
17,061		Penske Auto Group, Inc.	808,521	0.2
106,701		Pulte Group, Inc.	2,642,984	0.7
24,142	(2)	Red Robin Gourmet Burgers, Inc.	969,301	0.2
15,336		Sodexo SA	1,626,329	0.4
17,483		Target Corp.	1,542,175	0.4
18,829		Thor Industries, Inc.	1,575,987	0.4
			22,204,362	5.7

		Consumer Staples: 7.6%
7,363		Casey's General Stores, Inc.	950,637	0.2
115,401		Conagra Brands, Inc.	3,920,172	1.0
14,658	(1),(2)	Edgewell Personal Care Co.	677,639	0.2
30,263		General Mills, Inc.	1,298,888	0.3
22,147	(2)	Hain Celestial Group, Inc.	600,627	0.2
35,709	(2)	Hostess Brands, Inc.	395,299	0.1
13,711		JM Smucker Co.	1,406,886	0.4
37,070		Kellogg Co.	2,595,641	0.7
21,572		Kimberly-Clark Corp.	2,451,442	0.6
21,758		Molson Coors Brewing Co.	1,338,117	0.3
65,576		Mondelez International, Inc.	2,817,145	0.7
398,692		Orkla ASA	3,368,558	0.9
33,049	(1)	Spectrum Brands Holdings, Inc.	2,469,421	0.6
44,123		Sysco Corp.	3,232,010	0.8
20,616	(2)	TreeHouse Foods, Inc.	986,476	0.3
35,908	(2)	US Foods Holding Corp.	1,106,684	0.3
			29,615,642	7.6

		Energy: 7.7%
40,746		Anadarko Petroleum Corp.	2,746,688	0.7
50,786	(2)	Ardmore Shipping Corp.	330,109	0.1
104,793		Baker Hughes a GE Co.	3,545,147	0.9
34,647	(2)	C&J Energy Services, Inc.	720,658	0.2
31,148		Cimarex Energy Co.	2,894,895	0.7
79,088		Devon Energy Corp.	3,158,775	0.8
18,251	(2)	Dril-Quip, Inc.	953,615	0.2
47,039	(2)	Earthstone Energy, Inc.	441,226	0.1
87,966		EQT Corp.	3,890,736	1.0
50,970	(2)	Extraction Oil & Gas, Inc.	575,451	0.2
18,427	(2)	FTS International, Inc.	217,254	0.1
36,094		Halliburton Co.	1,462,890	0.4
15,191	(2)	Helix Energy Solutions Group, Inc.	150,087	0.0
16,832		Helmerich & Payne, Inc.	1,157,537	0.3
60,055		Imperial Oil Ltd.	1,943,482	0.5
20,235	(1),(2)	Keane Group, Inc.	250,307	0.1
15,591	(1)	Liberty Oilfield Services, Inc.	336,298	0.1
19,468		National Oilwell Varco, Inc.	838,681	0.2
118,469		Noble Energy, Inc.	3,695,048	0.9
30,278	(1),(2)	WildHorse Resource Development Corp.	715,772	0.2
			30,024,656	7.7

		Financials: 25.9%
41,339		Aflac, Inc.	1,945,827	0.5
27,908		Ameriprise Financial, Inc.	4,120,895	1.1
25,194		Amerisafe, Inc.	1,560,768	0.4
99,809	(3)	Ares Management L.P.	2,315,569	0.6
29,551		Arthur J. Gallagher & Co.	2,199,777	0.6
8,998		Aspen Insurance Holdings Ltd.	376,116	0.1
17,031		Axis Capital Holdings Ltd.	982,859	0.3
44,952		Bank of Hawaii Corp.	3,547,162	0.9
66,864		Bank OZK	2,538,158	0.7
83,239		BankUnited, Inc.	2,946,661	0.8
109,867		BB&T Corp.	5,332,944	1.4
67,782		Boston Private Financial Holdings, Inc.	925,224	0.2
55,695		Brown & Brown, Inc.	1,646,901	0.4
184,807		Capitol Federal Financial, Inc.	2,354,441	0.6
29,408		Chubb Ltd.	3,930,085	1.0
12,383		Comerica, Inc.	1,116,947	0.3
44,866		Commerce Bancshares, Inc.	2,962,053	0.8
199,074	(1),(3)	Compass Diversified Holdings	3,613,193	0.9
97,606	(2)	Donnelley Financial Solutions, Inc.	1,749,100	0.4
78,300		First Hawaiian, Inc.	2,126,628	0.5
94,468		FNB Corp.	1,201,633	0.3
22,481		Granite Point Mortgage Trust, Inc.	433,434	0.1
7,845		Hanover Insurance Group, Inc.	967,838	0.2
41,082		Hilltop Holdings, Inc.	828,624	0.2

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
125,566		Home Bancshares, Inc./Conway AR	$2,749,895	0.7
236,838		Invesco Ltd.	5,418,853	1.4
34,649		James River Group Holdings Ltd.	1,476,740	0.4
1,979		Kinsale Capital Group, Inc.	126,379	0.0
41,952		LegacyTexas Financial Group, Inc.	1,787,155	0.5
21,699		M&T Bank Corp.	3,570,354	0.9
56,501		Northern Trust Corp.	5,770,447	1.5
5,001		Popular, Inc.	256,301	0.1
42,003		ProAssurance Corp.	1,972,041	0.5
12,083		Prosperity Bancshares, Inc.	837,956	0.2
15,655		Reinsurance Group of America, Inc.	2,263,087	0.6
16,921		RenaissanceRe Holdings Ltd.	2,260,307	0.6
14,815		Signature Bank	1,701,355	0.4
9,629		South State Corp.	789,578	0.2
17,788		State Street Corp.	1,490,279	0.4
42,336		SunTrust Banks, Inc.	2,827,621	0.7
13,219	(2)	Texas Capital Bancshares, Inc.	1,092,550	0.3
10,595		Torchmark Corp.	918,481	0.2
5,630		Travelers Cos., Inc.	730,267	0.2
29,981		Two Harbors Investment Corp.	447,616	0.1
67,919		UMB Financial Corp.	4,815,457	1.2
287,141		Valley National Bancorp	3,230,336	0.8
48,324	(1)	Westamerica Bancorp.	2,907,172	0.7
			101,163,064	25.9

		Health Care: 5.9%
69,086	(1)	Cardinal Health, Inc.	3,730,644	0.9
16,547	(2)	Cerner Corp.	1,065,792	0.3
32,225	(2)	Henry Schein, Inc.	2,740,092	0.7
1,227	(2)	LifePoint Health, Inc.	79,019	0.0
20,069		McKesson Corp.	2,662,153	0.7
13,780		Quest Diagnostics, Inc.	1,487,000	0.4
26,253	(2),(4)	Siemens Healthineers AG	1,154,468	0.3
14,268		Steris PLC	1,632,259	0.4
65,508		Zimmer Biomet Holdings, Inc.	8,612,337	2.2
			23,163,764	5.9

		Industrials: 17.3%
2,031		Actuant Corp.	56,665	0.0
12,972		Apogee Enterprises, Inc.	536,003	0.1
56,338		Atlas Copco AB - B Shares	1,501,025	0.4
10,712		AZZ, Inc.	540,956	0.1
21,504		Brink's Co.	1,499,904	0.4
65,645		Ceco Environmental Corp.	517,283	0.1
67,498	(2)	Charah Solutions, Inc.	533,234	0.1
23,179	(2)	CSW Industrials, Inc.	1,244,712	0.3
20,862		Cummins, Inc.	3,047,312	0.8
20,104		Deluxe Corp.	1,144,722	0.3
17,738	(2)	Dycom Industries, Inc.	1,500,635	0.4
30,860		Eaton Corp. PLC	2,676,488	0.7
41,682		Emerson Electric Co.	3,192,008	0.8
32,573		EnPro Industries, Inc.	2,375,549	0.6
15,866	(2)	Esterline Technologies Corp.	1,443,013	0.4
108,714	(2)	Foundation Building Materials, Inc.	1,355,664	0.4
10,601	(2)	Gibraltar Industries, Inc.	483,406	0.1
38,466		Global Brass & Copper Holdings, Inc.	1,419,395	0.4
45,889	(2)	GMS, Inc.	1,064,625	0.3
10,854		Graham Corp.	305,757	0.1
148,502		Heartland Express, Inc.	2,929,944	0.8
46,137		Hubbell, Inc.	6,162,519	1.6
12,863	(2)	Huron Consulting Group, Inc.	635,432	0.2
174,672		IMI PLC	2,493,652	0.6
20,702		Ingersoll-Rand PLC - Class A	2,117,815	0.5
214,152	(2)	Innerworkings, Inc.	1,696,084	0.4
115,498		Johnson Controls International plc	4,042,430	1.0
8,011		Korn/Ferry International	394,462	0.1
19,088		LSC Communications, Inc.	211,113	0.1
58,344	(2)	Milacron Holdings Corp.	1,181,466	0.3
57,415		MSC Industrial Direct Co.	5,058,836	1.3
7,575		Multi-Color Corp.	471,544	0.1
5,895		Norfolk Southern Corp.	1,064,047	0.3
41,632		nVent Electric PLC	1,130,725	0.3
24,059		Paccar, Inc.	1,640,583	0.4
24,361		Republic Services, Inc.	1,770,070	0.5
24,569	(1)	REV Group, Inc.	385,733	0.1
23,715		Schneider Electric SE	1,904,241	0.5
51,452		Southwest Airlines Co.	3,213,177	0.8
29,175		Textron, Inc.	2,085,137	0.5
2,778		Valmont Industries, Inc.	384,753	0.1
			67,412,119	17.3

		Information Technology: 7.8%
13,576	(2)	Advanced Energy Industries, Inc.	701,200	0.2
24,499		Applied Materials, Inc.	946,886	0.2
37,953		Avnet, Inc.	1,699,156	0.4
27,697		Belden, Inc.	1,977,843	0.5
8,196	(2)	Coherent, Inc.	1,411,269	0.4
48,617	(2)	Cray, Inc.	1,045,265	0.3
54,093		Cypress Semiconductor Corp.	783,807	0.2
61,367		EVERTEC, Inc.	1,478,945	0.4
74,078		HP, Inc.	1,908,990	0.5
19,006	(2)	Keysight Technologies, Inc.	1,259,718	0.3
16,440		Kulicke & Soffa Industries, Inc.	391,930	0.1
11,990		Lam Research Corp.	1,818,883	0.5
65,407		Maxim Integrated Products	3,688,301	0.9
32,859	(1)	Microchip Technology, Inc.	2,592,904	0.7

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
5,445	(1),(2)	OSI Systems, Inc.	$415,508	0.1
68,259	(1)	Presidio, Inc.	1,040,950	0.3
28,239	(1)	Sapiens International Corp. NV	373,037	0.1
28,056		TE Connectivity Ltd.	2,466,964	0.6
16,328	(2)	Tech Data Corp.	1,168,595	0.3
62,699	(1),(2)	Teradata Corp.	2,364,379	0.6
20,868		Teradyne, Inc.	771,699	0.2
			30,306,229	7.8

		Materials: 6.9%
20,719		Bemis Co., Inc.	1,006,943	0.3
480,483		Graphic Packaging Holding Co.	6,731,567	1.7
42,450		Innophos Holdings, Inc.	1,884,780	0.5
32,891		Minerals Technologies, Inc.	2,223,432	0.6
11,707		PolyOne Corp.	511,830	0.1
247,249		RPC Group PLC	2,562,016	0.6
103,478		Silgan Holdings, Inc.	2,876,688	0.7
55,917		Sonoco Products Co.	3,103,393	0.8
86,924		WestRock Co.	4,645,219	1.2
20,332		WR Grace & Co.	1,452,925	0.4
			26,998,793	6.9

		Real Estate: 5.2%
5,978		American Tower Corp.	868,603	0.2
35,682		Brandywine Realty Trust	560,921	0.1
55,151		CareTrust REIT, Inc.	976,724	0.3
22,990		Community Healthcare Trust, Inc.	712,230	0.2
52,313		Empire State Realty Trust, Inc.	868,919	0.2
6,348		EPR Properties	434,267	0.1
9,161		Highwoods Properties, Inc.	432,949	0.1
101,023		Kite Realty Group Trust	1,682,033	0.4
62,530		Lexington Realty Trust	518,999	0.1
107,582		MedEquities Realty Trust, Inc.	1,045,697	0.3
47,294		Medical Properties Trust, Inc.	705,154	0.2
77,456		MGM Growth Properties LLC	2,284,177	0.6
4,401		National Health Investors, Inc.	332,672	0.1
104,722		Piedmont Office Realty Trust, Inc.	1,982,388	0.5
19,045		RLJ Lodging Trust	419,561	0.1
45,204		Sabra Healthcare REIT, Inc.	1,045,117	0.3
39,021		Summit Hotel Properties, Inc.	527,954	0.1
14,306		Urstadt Biddle Properties, Inc.	304,575	0.1
24,703		Weingarten Realty Investors	735,161	0.2
126,138		Weyerhaeuser Co.	4,070,473	1.0
			20,508,574	5.2

		Utilities: 4.9%
36,850		Ameren Corp.	2,329,657	0.6
16,208		Atmos Energy Corp.	1,522,093	0.4
35,374		Edison International	2,394,112	0.6
21,936		Eversource Energy	1,347,748	0.3
58,384		NorthWestern Corp.	3,424,805	0.9
32,960		Pinnacle West Capital Corp.	2,609,773	0.7
22,978		Spire, Inc.	1,690,032	0.4
85,108		Xcel Energy, Inc.	4,017,949	1.0
			19,336,169	4.9

	Total Common Stock
	(Cost $352,451,680)		372,652,162	95.4

EXCHANGE-TRADED FUNDS: 1.9%
83,470		iShares Russell Mid-Cap Value ETF	7,534,002	1.9

	Total Exchange-Traded Funds
	(Cost $7,465,731)		7,534,002	1.9

PREFERRED STOCK: 0.1%
		Industrials: 0.1%
4,825	(2)	Rexnord Corp.	313,625	0.1

	Total Preferred Stock
	(Cost $260,390)		313,625	0.1

	Total Long-Term Investments
	(Cost $360,177,801)		380,499,789	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Securities Lending Collateral(5): 3.2%
3,003,532	Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $3,004,087, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $3,063,605, due 07/31/20-05/15/28)	3,003,532	0.8
631,535	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $631,652, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $644,166, due 05/23/19-09/09/49)	631,535	0.1

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
3,003,532	Millennium Fixed Income Ltd., Repurchase Agreement dated 09/28/18, 2.46%, due 10/01/18 (Repurchase Amount $3,004,139, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $3,063,603, due 11/15/42-08/15/44)	$3,003,532	0.8
3,003,532	National Bank Financial, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $3,004,092, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $3,063,605, due 11/29/18-09/09/49)	3,003,532	0.7
3,003,532	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $3,004,152, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,064,031, due 04/15/20-02/15/48)	3,003,532	0.8
		12,645,663	3.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
10,169,588	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
	(Cost $10,169,588)	10,169,588	2.6

	Total Short-Term Investments
	(Cost $22,815,251)	22,815,251	5.8

	Total Investments in Securities (Cost $382,993,052)	$403,315,040	103.2
	Liabilities in Excess of Other Assets	(12,613,116)	(3.2)
	Net Assets	$390,701,924	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Security is a Master Limited Partnership.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2018.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Communication Services	$1,918,790	$–	$–	$1,918,790
Consumer Discretionary	20,578,033	1,626,329	–	22,204,362
Consumer Staples	26,247,084	3,368,558	–	29,615,642
Energy	30,024,656	–	–	30,024,656
Financials	101,163,064	–	–	101,163,064
Health Care	23,163,764	–	–	23,163,764
Industrials	61,513,201	5,898,918	–	67,412,119
Information Technology	30,306,229	–	–	30,306,229
Materials	26,998,793	–	–	26,998,793
Real Estate	20,508,574	–	–	20,508,574
Utilities	19,336,169	–	–	19,336,169
Total Common Stock	361,758,357	10,893,805	–	372,652,162
Exchange-Traded Funds	7,534,002	–	–	7,534,002
Preferred Stock	313,625	–	–	313,625
Short-Term Investments	10,169,588	12,645,663	–	22,815,251
Total Investments, at fair value	$379,775,572	$23,539,468	$–	$403,315,040
Other Financial Instruments+
Forward Foreign Currency Contracts	–	143,527	–	143,527
Total Assets	$379,775,572	$23,682,995	$–	$403,458,567
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(9,835)	$–	$(9,835)
Total Liabilities	$–	$(9,835)	$–	$(9,835)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,381,877	JPY 154,520,116	Bank of America N.A.	12/28/18	$11,614
USD 172,448	EUR 145,602	Credit Suisse AG	12/31/18	2,038
USD 3,906,572	EUR 3,298,349	Credit Suisse AG	12/31/18	46,234
USD 31,225	SEK 272,676	Goldman Sachs & Co.	12/28/18	296
USD 69,345	NOK 562,554	Goldman Sachs & Co.	12/28/18	(49)
USD 1,210,141	SEK 10,550,981	Goldman Sachs & Co.	12/28/18	13,352
USD 2,861,061	NOK 23,261,286	Goldman Sachs & Co.	12/28/18	(8,358)
GBP 50,455	USD 66,834	Morgan Stanley	12/31/18	(765)
USD 59,607	CAD 77,081	Morgan Stanley	12/31/18	(193)
USD 66,514	GBP 50,495	Morgan Stanley	12/31/18	393
USD 56,096	CAD 72,486	Morgan Stanley	12/31/18	(139)
USD 1,557,936	CAD 2,008,179	Morgan Stanley	12/31/18	(12)
USD 2,169,747	GBP 1,631,659	Morgan Stanley	12/31/18	33,145
GBP 79,650	USD 104,618	Morgan Stanley	12/31/18	(319)
USD 2,386,381	GBP 1,794,569	Morgan Stanley	12/31/18	36,455
				$133,692

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$143,527
Total Asset Derivatives		$143,527

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$9,835
Total Liability Derivatives		$9,835

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $387,308,793.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$34,232,529
Gross Unrealized Depreciation	(18,042,068)

Net Unrealized Appreciation	$16,190,461

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Communication Services: 4.1%
908,000	(1)	Iridium Communications, Inc.	$20,430,000	2.4
640,000		Manchester United PLC - Class A	14,400,000	1.7
			34,830,000	4.1

		Consumer Discretionary: 29.5%
230,000	(1)	Bright Horizons Family Solutions, Inc.	27,103,200	3.2
544,900		Choice Hotels International, Inc.	45,390,170	5.3
63,500		Dick's Sporting Goods, Inc.	2,252,980	0.3
188,200		Marriott Vacations Worldwide Corp.	21,031,350	2.5
43,123	(1)	Ollie's Bargain Outlet Holdings, Inc.	4,144,120	0.5
472,571	(1)	Penn National Gaming, Inc.	15,557,038	1.8
538,500	(1)	Pinnacle Entertainment, Inc.	18,142,065	2.1
213,000		Red Rock Resorts, Inc.	5,676,450	0.7
131,000	(1)	Under Armour, Inc. - Class A	2,779,820	0.3
396,000		Vail Resorts, Inc.	108,670,320	12.8
			250,747,513	29.5

		Consumer Staples: 1.1%
95,000		Church & Dwight Co., Inc.	5,640,150	0.7
116,900	(1)	Performance Food Group Co.	3,892,770	0.4
			9,532,920	1.1

		Financials: 18.5%
561,000	(1)	Arch Capital Group Ltd.	16,723,410	2.0
270,000	(2)	Carlyle Group L.P.	6,088,500	0.7
317,200		Cohen & Steers, Inc.	12,881,492	1.5
65,500	(1)	Essent Group Ltd.	2,898,375	0.3
82,000		Factset Research Systems, Inc.	18,344,220	2.2
51,000		Houlihan Lokey, Inc.	2,291,430	0.3
123,241		Kinsale Capital Group, Inc.	7,870,170	0.9
15,300	(1)	LendingTree, Inc.	3,520,530	0.4
80,000		Moelis & Co.	4,384,000	0.5
136,500		Morningstar, Inc.	17,185,350	2.0
181,000		MSCI, Inc. - Class A	32,111,210	3.8
150,900	(2)	Oaktree Capital Group LLC	6,247,260	0.7
226,825		Primerica, Inc.	27,343,754	3.2
			157,889,701	18.5

		Health Care: 9.6%
94,500		Bio-Techne Corp.	19,288,395	2.3
77,500	(1)	Denali Therapeutics, Inc.	1,684,850	0.2
144,400	(1)	Idexx Laboratories, Inc.	36,050,904	4.2
16,600	(1)	Mettler Toledo International, Inc.	10,109,068	1.2
62,677	(1)	Neogen Corp.	4,483,286	0.5
79,000		West Pharmaceutical Services, Inc.	9,754,130	1.2
			81,370,633	9.6

		Industrials: 7.9%
64,300		Air Lease Corp.	2,950,084	0.3
5,400		Albany International Corp.	429,300	0.1
223,040	(1)	Bloom Energy Corp.	7,601,203	0.9
113,800	(1)	CoStar Group, Inc.	47,891,592	5.6
108,800	(1)	Trex Co., Inc.	8,375,424	1.0
			67,247,603	7.9

		Information Technology: 19.4%
112,900	(1)	2U, Inc.	8,488,951	1.0
91,000	(1)	Altair Engineering, Inc.	3,953,950	0.5
176,700	(1)	ANSYS, Inc.	32,986,356	3.9
283,700	(1)	Benefitfocus, Inc.	11,475,665	1.4
57,500	(1)	Cision Ltd.	966,000	0.1
3,358	(1)	Ellie Mae, Inc.	318,238	0.0
265,600	(1)	Gartner, Inc.	42,097,600	4.9
164,000	(1)	Guidewire Software, Inc.	16,565,640	2.0
15,000		Littelfuse, Inc.	2,968,350	0.4
186,000		Maximus, Inc.	12,101,160	1.4
470,000		SS&C Technologies Holdings, Inc.	26,710,100	3.1
52,753	(1)	Wix.com Ltd.	6,314,534	0.7
			164,946,544	19.4

		Real Estate: 6.9%
11,190		Alexander's, Inc.	3,841,527	0.4
82,000		Alexandria Real Estate Equities, Inc.	10,314,780	1.2
68,838		American Assets Trust, Inc.	2,566,969	0.3
470,000		Douglas Emmett, Inc.	17,728,400	2.1
699,650		Gaming and Leisure Properties, Inc.	24,662,662	2.9
			59,114,338	6.9

	Total Common Stock
	(Cost $245,826,388)		825,679,252	97.0

SHORT-TERM INVESTMENTS: 3.1%
		Mutual Funds: 3.1%
26,592,571	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
		(Cost $26,592,571)	26,592,571	3.1

	Total Short-Term Investments
	(Cost $26,592,571)		26,592,571	3.1

	Total Investments in Securities (Cost $272,418,959)		$852,271,823	100.1
	Liabilities in Excess of Other Assets		(1,045,442)	(0.1)
	Net Assets		$851,226,381	100.0

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

(1)	Non-income producing security.
(2)	Security is a Master Limited Partnership.
(3)	Rate shown is the 7-day yield as of September 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$825,679,252	$–	$–	$825,679,252
Short-Term Investments	26,592,571	–	–	26,592,571
Total Investments, at fair value	$852,271,823	$–	$–	$852,271,823

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $278,074,887.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$576,585,772
Gross Unrealized Depreciation	(2,388,836)

Net Unrealized Appreciation	$574,196,936

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Communication Services: 11.9%
37,810		Activision Blizzard, Inc.	$3,145,414	1.0
3,993	(1)	Alphabet, Inc. - Class A	4,819,870	1.6
6,334	(1)	Alphabet, Inc. - Class C	7,559,439	2.5
121,870		AT&T, Inc.	4,092,395	1.3
139,944		Comcast Corp. – Class A	4,955,417	1.6
48,390	(1)	Facebook, Inc.- Class A	7,958,219	2.6
10,000	(1)	T-Mobile US, Inc.	701,800	0.2
61,077		Verizon Communications, Inc.	3,260,901	1.1
			36,493,455	11.9

		Consumer Discretionary: 10.1%
5,405	(1)	Amazon.com, Inc.	10,826,215	3.5
1,587	(1)	Autozone, Inc.	1,231,036	0.4
11,071		Dollar General Corp.	1,210,060	0.4
51,025	(1)	eBay, Inc.	1,684,845	0.5
10,875		Expedia, Inc.	1,418,970	0.5
15,319		Lowe's Cos, Inc.	1,758,928	0.6
25,676		McDonald's Corp.	4,295,338	1.4
25,430		PVH Corp.	3,672,092	1.2
18,090		Royal Caribbean Cruises Ltd.	2,350,615	0.8
48,305		Tapestry, Inc.	2,428,292	0.8
			30,876,391	10.1

		Consumer Staples: 6.3%
56,400		Conagra Brands, Inc.	1,915,908	0.6
10,615		Constellation Brands, Inc.	2,288,806	0.8
48,990		General Mills, Inc.	2,102,651	0.7
121,505		Mondelez International, Inc.	5,219,855	1.7
81,610		Philip Morris International, Inc.	6,654,480	2.2
12,629		Sysco Corp.	925,074	0.3
			19,106,774	6.3

		Energy: 5.8%
128,898		Canadian Natural Resources Ltd.	4,209,809	1.4
51,961		Chevron Corp.	6,353,791	2.1
31,634		EOG Resources, Inc.	4,035,549	1.3
76,251		Halliburton Co.	3,090,453	1.0
			17,689,602	5.8

		Financials: 14.4%
62,275		American International Group, Inc.	3,315,521	1.1
21,390		Aon PLC	3,289,354	1.1
23,771		Bank of New York Mellon Corp.	1,212,083	0.4
38,777	(1)	Berkshire Hathaway, Inc. – Class B	8,302,543	2.7
4,966		Blackrock, Inc.	2,340,625	0.8
93,847		Citigroup, Inc.	6,732,584	2.2
75,413		JPMorgan Chase & Co.	8,509,603	2.8
16,270		Morgan Stanley	757,694	0.2
4,540		S&P Global, Inc.	887,071	0.3
64,110		US Bancorp	3,385,649	1.1
102,025		Wells Fargo & Co.	5,362,434	1.7
			44,095,161	14.4

		Health Care: 17.7%
36,673		Abbott Laboratories	2,690,331	0.9
17,940		Agilent Technologies, Inc.	1,265,488	0.4
19,080	(1)	Alexion Pharmaceuticals, Inc.	2,652,311	0.9
21,925		Allergan PLC	4,176,274	1.4
18,630		Anthem, Inc.	5,105,551	1.7
16,435	(1)	Biogen, Inc.	5,806,650	1.9
9,858		Cigna Corp.	2,052,929	0.7
38,880		CVS Health Corp.	3,060,634	1.0
58,872		Johnson & Johnson	8,134,344	2.6
90,563		Medtronic PLC	8,908,682	2.9
184,451		Pfizer, Inc.	8,128,756	2.6
11,491	(1)	Vertex Pharmaceuticals, Inc.	2,214,775	0.7
			54,196,725	17.7

		Industrials: 8.1%
26,965		Caterpillar, Inc.	4,111,893	1.3
24,780		Emerson Electric Co.	1,897,653	0.6
18,429		FedEx Corp.	4,437,519	1.5
11,575		General Dynamics Corp.	2,369,634	0.8
42,042		Honeywell International, Inc.	6,995,789	2.3
10,795		Lockheed Martin Corp.	3,734,638	1.2
17,503		Southwest Airlines Co.	1,093,062	0.4
			24,640,188	8.1

		Information Technology: 18.0%
71,926		Apple, Inc.	16,236,575	5.3
19,756		Broadcom, Inc.	4,874,398	1.6
74,980		Cisco Systems, Inc.	3,647,777	1.2
36,575		Fidelity National Information Services, Inc.	3,989,235	1.3
41,010	(1)	First Data Corp.	1,003,515	0.3
35,731		Mastercard, Inc. - Class A	7,954,078	2.6
14,040		Microchip Technology, Inc.	1,107,897	0.3
122,300		Microsoft Corp.	13,987,451	4.6
5,385	(1)	Palo Alto Networks, Inc.	1,213,025	0.4
11,460		Total System Services, Inc.	1,131,560	0.4
			55,145,511	18.0

		Materials: 2.3%
60,191		DowDuPont, Inc.	3,870,883	1.3
22,995		Sealed Air Corp.	923,249	0.3
4,698		Sherwin-Williams Co.	2,138,577	0.7
			6,932,709	2.3

		Real Estate: 2.4%
36,565		American Tower Corp.	5,312,894	1.7
4,595		Equinix, Inc.	1,989,130	0.7
			7,302,024	2.4

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 0.7%
31,400	American Electric Power Co., Inc.	$2,225,632	0.7

	Total Common Stock
	(Cost $236,445,215)	298,704,172	97.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
Materials: –%
649,000	(2),(3)	SINO Forest Corp. (Escrow), 0.000%, 08/01/2049	–	–

Total Corporate Bonds/Notes
	(Cost $–)		–	–

Total Long-Term Investments
	(Cost $236,445,215)		298,704,172	97.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Mutual Funds: 1.7%
5,240,161	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
	(Cost $5,240,161)	5,240,161	1.7

	Total Short-Term Investments
	(Cost $5,240,161)	5,240,161	1.7

	Total Investments in Securities (Cost $241,685,376)	$303,944,333	99.4
	Assets in Excess of Other Liabilities	1,755,988	0.6
	Net Assets	$305,700,321	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2018, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$298,704,172	$–	$–	$298,704,172
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	5,240,161	–	–	5,240,161
Total Investments, at fair value	$303,944,333	$–	$–	$303,944,333

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $242,618,167.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$65,001,181
Gross Unrealized Depreciation	(3,675,015)

Net Unrealized Appreciation	$61,326,166

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Communication Services: 2.2%
28,000		Nexstar Media Group, Inc.	$2,279,200	1.1
156,000	(1)	Vonage Holdings Corp.	2,208,960	1.1
			4,488,160	2.2

		Consumer Discretionary: 9.0%
39,000		Aarons, Inc.	2,123,940	1.0
42,000	(1)	Adtalem Global Education, Inc.	2,024,400	1.0
70,000		American Eagle Outfitters, Inc.	1,738,100	0.9
37,000		Brinker International, Inc.	1,729,010	0.8
10,000		Childrens Place, Inc./The	1,278,000	0.6
16,300	(1)	Cooper-Standard Holdings, Inc.	1,955,674	1.0
24,000		Dine Brands Global, Inc.	1,951,440	1.0
31,000	(1)	Genesco, Inc.	1,460,100	0.7
41,000	(1)	Hibbett Sports, Inc.	770,800	0.4
34,500	(1)	Sally Beauty Holdings, Inc.	634,455	0.3
46,000		Tower International, Inc.	1,391,500	0.7
75,000	(1)	William Lyon Homes	1,191,750	0.6
			18,249,169	9.0

		Consumer Staples: 1.8%
82,000	(1)	BJ's Wholesale Club Holdings, Inc.	2,195,960	1.1
31,000	(1)	TreeHouse Foods, Inc.	1,483,350	0.7
			3,679,310	1.8

		Energy: 6.2%
23,000		Arch Coal, Inc.	2,056,200	1.0
94,800	(1)	Callon Petroleum Co.	1,136,652	0.6
69,000	(1)	Carrizo Oil & Gas, Inc.	1,738,800	0.9
64,000	(1)	Diamond Offshore Drilling	1,280,000	0.6
130,000	(1)	Oasis Petroleum, Inc.	1,843,400	0.9
31,300		Oceaneering International, Inc.	863,880	0.4
60,500		Patterson-UTI Energy, Inc.	1,035,155	0.5
12,500		PBF Energy, Inc.	623,875	0.3
35,400		SM Energy Co.	1,116,162	0.5
109,200	(1)	SRC Energy, Inc.	970,788	0.5
			12,664,912	6.2

		Financials: 31.4%
53,000		American Equity Investment Life Holding Co.	1,874,080	0.9
47,000		Ameris Bancorp.	2,147,900	1.1
37,000		Amerisafe, Inc.	2,292,150	1.1
41,000		Argo Group International Holdings Ltd.	2,585,050	1.3
61,000	(1)	Axos Financial, Inc.	2,097,790	1.0
39,000		Blackstone Mortgage Trust, Inc.	1,306,890	0.6
49,400		OceanFirst Financial Corp.	1,344,668	0.7
58,000		Cathay General Bancorp.	2,403,520	1.2
35,000		Chemical Financial Corp.	1,869,000	0.9
82,000		CNO Financial Group, Inc.	1,740,040	0.9
48,000		Community Bank System, Inc.	2,931,360	1.4
41,000	(1)	Encore Capital Group, Inc.	1,469,850	0.7
33,000	(1)	FCB Financial Holdings, Inc.	1,564,200	0.8
50,500		Hancock Whitney Corp.	2,401,275	1.2
6,036	(1)	Health Insurance Innovations, Inc.	372,119	0.2
86,700		Heritage Commerce Corp.	1,293,564	0.6
52,000		Heritage Financial Corp.	1,827,800	0.9
51,000		Houlihan Lokey, Inc.	2,291,430	1.1
36,500		Independent Bank Corp.	3,014,900	1.5
39,000		Invesco Mortgage Capital, Inc.	616,980	0.3
21,000		MB Financial, Inc.	968,310	0.5
157,724	(1)	MBIA, Inc.	1,686,070	0.8
206,365	(1)	MGIC Investment Corp.	2,746,718	1.3
27,500		Moelis & Co.	1,507,000	0.7
51,000	(1)	Pacific Premier Bancorp, Inc.	1,897,200	0.9
63,500		Renasant Corp.	2,616,835	1.3
62,000		Sandy Spring Bancorp, Inc.	2,437,220	1.2
140,500	(1)	SLM Corp.	1,566,575	0.8
13,500		Stifel Financial Corp.	692,010	0.3
84,000		TCF Financial Corp.	2,000,040	1.0
33,200		UMB Financial Corp.	2,353,880	1.2
79,000		Union Bankshares Corp.	3,043,870	1.5
32,573		Virtu Financial, Inc.	666,118	0.3
51,000		WSFS Financial Corp.	2,404,650	1.2
			64,031,062	31.4

		Health Care: 6.1%
47,200	(1)	Alder Biopharmaceuticals, Inc.	785,880	0.4
49,700	(1)	Amneal Pharmaceuticals, Inc.	1,102,843	0.5
106,000	(1)	Horizon Pharma PLC	2,075,480	1.0
38,500	(1)	Immunomedics, Inc.	801,955	0.4
27,500	(1)	LHC Group, Inc.	2,832,225	1.4
11,500	(1)	LivaNova PLC	1,425,655	0.7
26,700	(1)	Merit Medical Systems, Inc.	1,640,715	0.8
12,200	(1)	Molina Healthcare, Inc.	1,814,140	0.9
			12,478,893	6.1

		Industrials: 14.0%
35,500	(1)	Armstrong World Industries, Inc.	2,470,800	1.2
33,000		Barnes Group, Inc.	2,343,990	1.2
59,000	(1)	Covenant Transportation Group, Inc.	1,714,540	0.8
15,784		Deluxe Corp.	898,741	0.4
34,000		Granite Construction, Inc.	1,553,800	0.8
38,000		Hawaiian Holdings, Inc.	1,523,800	0.7

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
61,500	(1)	Hertz Global Holdings, Inc.	$1,004,295	0.5
26,000		ICF International, Inc.	1,961,700	1.0
55,500		Kennametal, Inc.	2,417,580	1.2
41,000		Kforce, Inc.	1,541,600	0.8
32,400		Korn/Ferry International	1,595,376	0.8
42,361	(1)	Mastec, Inc.	1,891,419	0.9
54,500	(1)	Navistar International Corp.	2,098,250	1.0
49,500	(1)	NOW, Inc.	819,225	0.4
35,500		Skywest, Inc.	2,090,950	1.0
103,300	(1)	Sunrun, Inc.	1,285,052	0.6
41,200		Triton International Ltd./Bermuda	1,370,724	0.7
			28,581,842	14.0

		Information Technology: 7.4%
85,300	(1)	Avaya Holdings Corp.	1,888,542	0.9
53,000	(1)	Ciena Corp.	1,655,720	0.8
64,000		Cohu, Inc.	1,606,400	0.8
29,000	(1)	Cree, Inc.	1,098,230	0.5
17,400		Ebix, Inc.	1,377,210	0.7
30,000	(1)	Electronics for Imaging, Inc.	1,022,400	0.5
32,000		Entegris, Inc.	926,400	0.5
58,000		Kulicke & Soffa Industries, Inc.	1,382,720	0.7
20,000		Science Applications International Corp.	1,612,000	0.8
89,500	(1)	TTM Technologies, Inc.	1,423,945	0.7
92,500	(1)	Viavi Solutions, Inc.	1,048,950	0.5
			15,042,517	7.4

		Materials: 6.1%
75,000	(1)	Allegheny Technologies, Inc.	2,216,250	1.1
34,500		Carpenter Technology Corp.	2,033,775	1.0
107,000	(1)	Cleveland-Cliffs, Inc.	1,354,620	0.7
33,000	(1)	Cliffs Natural Resources, Inc.	417,780	0.2
35,500		Materion Corp.	2,147,750	1.0
12,800		Neenah, Inc.	1,104,640	0.5
76,000		Orion Engineered Carbons SA	2,439,600	1.2
16,000	(1)	US Concrete, Inc.	733,600	0.4
			12,448,015	6.1

		Real Estate: 7.6%
46,500		American Assets Trust, Inc.	1,733,985	0.8
98,000		Brandywine Realty Trust	1,540,560	0.8
70,400		Chesapeake Lodging Trust	2,257,728	1.1
82,000		First Industrial Realty Trust, Inc.	2,574,800	1.3
41,000		Hudson Pacific Properties, Inc.	1,341,520	0.7
80,000		Mack-Cali Realty Corp.	1,700,800	0.8
17,500		PS Business Parks, Inc.	2,224,075	1.1
129,000		Sunstone Hotel Investors, Inc.	2,110,440	1.0
			15,483,908	7.6

		Utilities: 5.9%
64,500		New Jersey Resources Corp.	2,973,450	1.5
26,500		ONE Gas, Inc.	2,180,420	1.1
28,300		PNM Resources, Inc.	1,116,435	0.5
40,000		Portland General Electric Co.	1,824,400	0.9
69,000		South Jersey Industries, Inc.	2,433,630	1.2
18,500		Southwest Gas Holdings, Inc.	1,462,055	0.7
			11,990,390	5.9

	Total Common Stock
	(Cost $158,443,043)		199,138,178	97.7

SHORT-TERM INVESTMENTS: 2.5%
		Mutual Funds: 2.5%
5,143,061	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
		(Cost $5,143,061)	5,143,061	2.5

	Total Short-Term Investments
	(Cost $5,143,061)		5,143,061	2.5

	Total Investments in Securities (Cost $163,586,104)		$204,281,239	100.2
	Liabilities in Excess of Other Assets		(475,143)	(0.2)
	Net Assets		$203,806,096	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2018.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$199,138,178	$–	$–	$199,138,178
Short-Term Investments	5,143,061	–	–	5,143,061
Total Investments, at fair value	$204,281,239	$–	$–	$204,281,239

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $163,592,220.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$43,841,255
Gross Unrealized Depreciation	(3,152,236)

Net Unrealized Appreciation	$40,689,019

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Communication Services: 3.0%
77,391		CBS Corp. - Class B	$4,446,113	0.8
13,355	(1)	Charter Communications, Inc.	4,352,128	0.8
134,103		Comcast Corp. – Class A	4,748,587	0.8
1,530,502		Vodafone Group PLC	3,279,306	0.6
			16,826,134	3.0

		Consumer Discretionary: 6.2%
39,649		Advance Auto Parts, Inc.	6,674,116	1.2
156,403		Carnival Corp.	9,973,819	1.8
197,875	(1)	eBay, Inc.	6,533,833	1.2
66,914		Gap, Inc.	1,930,469	0.4
262,822		General Motors Co.	8,849,217	1.6
			33,961,454	6.2

		Consumer Staples: 4.4%
93,791		Archer-Daniels-Midland Co.	4,714,873	0.9
32,131		Bunge Ltd.	2,207,721	0.4
71,688		Danone	5,571,243	1.0
65,392		Kimberly-Clark Corp.	7,431,147	1.3
45,169		Reckitt Benckiser Group PLC	4,126,212	0.8
			24,051,196	4.4

		Energy: 18.9%
49,013		Anadarko Petroleum Corp.	3,303,966	0.6
240,294		BP PLC ADR	11,077,553	2.0
167,563		Canadian Natural Resources Ltd.	5,474,516	1.0
84,565		Chevron Corp.	10,340,608	1.9
233,060		Devon Energy Corp.	9,308,416	1.7
137,229	(2)	EnCana Corp.	1,799,072	0.3
17,181		Exxon Mobil Corp.	1,460,729	0.3
104,975		Halliburton Co.	4,254,637	0.8
124,650		Hess Corp.	8,922,447	1.6
556,528		Marathon Oil Corp.	12,955,972	2.3
145,644		Noble Energy, Inc.	4,542,636	0.8
65,562		Occidental Petroleum Corp.	5,387,230	1.0
182,868		Royal Dutch Shell PLC - Class A ADR	12,460,626	2.3
333,386		Suncor Energy, Inc.	12,898,704	2.3
			104,187,112	18.9

		Financials: 30.4%
66,615		Aflac, Inc.	3,135,568	0.6
200,450		American International Group, Inc.	10,671,958	1.9
56,448		Allstate Corp.	5,571,418	1.0
166,310		Ally Financial, Inc.	4,398,899	0.8
849,191		Bank of America Corp.	25,017,167	4.5
139,006		Bank of New York Mellon Corp.	7,087,916	1.3
407,698		Citigroup, Inc.	29,248,255	5.3
169,857		Citizens Financial Group, Inc.	6,551,384	1.2
294,935		Fifth Third Bancorp	8,234,585	1.5
24,995		Goldman Sachs Group, Inc.	5,604,879	1.0
178,112		JPMorgan Chase & Co.	20,098,158	3.7
107,277		Keycorp	2,133,740	0.4
175,826		Metlife, Inc.	8,214,591	1.5
205,216		Morgan Stanley	9,556,909	1.7
58,181		PNC Financial Services Group, Inc.	7,923,670	1.4
68,698		State Street Corp.	5,755,518	1.1
152,989		Wells Fargo & Co.	8,041,102	1.5
			167,245,717	30.4

		Health Care: 15.0%
50,519		Allergan PLC	9,622,859	1.8
35,106		Anthem, Inc.	9,620,799	1.8
12,988	(1)	Biogen, Inc.	4,588,790	0.8
79,934		Cardinal Health, Inc.	4,316,436	0.8
52,153		CVS Health Corp.	4,105,484	0.7
49,351		Gilead Sciences, Inc.	3,810,391	0.7
30,487		McKesson Corp.	4,044,100	0.7
57,783		Medtronic PLC	5,684,114	1.0
91,051		Merck & Co., Inc.	6,459,158	1.2
144,421	(1)	Mylan NV	5,285,809	1.0
47,018		Novartis AG	4,047,237	0.7
273,669		Pfizer, Inc.	12,060,593	2.2
165,949		Sanofi ADR	7,412,942	1.3
27,086		Shire PLC	1,636,434	0.3
			82,695,146	15.0

		Industrials: 6.7%
153,261		Arconic, Inc.	3,373,275	0.6
19,875		Caterpillar, Inc.	3,030,739	0.6
85,491		Eaton Corp. PLC	7,414,634	1.3
46,040		Emerson Electric Co.	3,525,743	0.6
185,476		General Electric Co.	2,094,024	0.4
33,155		Ingersoll-Rand PLC - Class A	3,391,757	0.6
255,150		Johnson Controls International plc	8,930,250	1.6
73,417		Textron, Inc.	5,247,113	1.0
			37,007,535	6.7

		Information Technology: 8.8%
295,888		Cisco Systems, Inc.	14,394,951	2.6
61,020		Cognizant Technology Solutions Corp.	4,707,693	0.9
186,241		Intel Corp.	8,807,337	1.6
69,456		Microsoft Corp.	7,943,683	1.4
28,988		NetApp, Inc.	2,489,779	0.5
138,436		Qualcomm, Inc.	9,971,545	1.8
			48,314,988	8.8

		Materials: 2.0%
85,240		CF Industries Holdings, Inc.	4,640,465	0.8
131,551		International Paper Co.	6,465,732	1.2
			11,106,197	2.0

	Total Common Stock
	(Cost $416,622,069)		525,395,479	95.4

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
CLOSED-END FUNDS: 0.4%
	Consumer Discretionary: 0.4%
34,321	(1) Altaba, Inc.	$2,337,947	0.4

	Total Closed-End Funds
	(Cost $1,216,406)	2,337,947	0.4

	Total Long-Term Investments
	(Cost $417,838,475)	527,733,426	95.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
	Securities Lending Collateral(3): 0.0%
110,843	Deutsche Bank AG, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $110,863, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $113,060, due 07/15/19-02/15/44)
	(Cost $110,843)	110,843	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
22,242,489	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
	(Cost $22,242,489)	22,242,489	4.1

	Total Short-Term Investments
	(Cost $22,353,332)	22,353,332	4.1

	Total Investments in Securities (Cost $440,191,807)	$550,086,758	99.9
	Assets in Excess of Other Liabilities	358,860	0.1
	Net Assets	$550,445,618	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Communication Services	$13,546,828	$3,279,306	$–	$16,826,134
Consumer Discretionary	33,961,454	–	–	33,961,454
Consumer Staples	14,353,741	9,697,455	–	24,051,196
Energy	104,187,112	–	–	104,187,112
Financials	167,245,717	–	–	167,245,717
Health Care	77,011,475	5,683,671	–	82,695,146
Industrials	37,007,535	–	–	37,007,535
Information Technology	48,314,988	–	–	48,314,988
Materials	11,106,197	–	–	11,106,197
Total Common Stock	506,735,047	18,660,432	–	525,395,479
Closed-End Funds	2,337,947	–	–	2,337,947
Short-Term Investments	22,242,489	110,843	–	22,353,332
Total Investments, at fair value	$531,315,483	$18,771,275	$–	$550,086,758
Other Financial Instruments+
Forward Foreign Currency Contracts	–	313,676	–	313,676
Total Assets	$531,315,483	$19,084,951	$–	$550,400,434
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(12,925)	$–	$(12,925)
Total Liabilities	$–	$(12,925)	$–	$(12,925)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 64,474	USD 84,534	Barclays Bank PLC	10/26/18	$(407)
USD 4,229,095	EUR 3,579,549	Barclays Bank PLC	10/26/18	65,015
USD 3,083,135	CAD 3,985,042	Barclays Bank PLC	10/26/18	(3,762)
USD 3,404,172	GBP 2,589,847	Barclays Bank PLC	10/26/18	24,847
CAD 11,511	USD 8,898	Goldman Sachs International	10/26/18	19
CHF 3,275	USD 3,415	Goldman Sachs International	10/26/18	(70)
EUR 46,261	USD 54,596	Goldman Sachs International	10/26/18	(780)
GBP 24,654	USD 32,402	Goldman Sachs International	10/26/18	(233)
USD 4,228,471	EUR 3,579,549	Goldman Sachs International	10/26/18	64,390
USD 1,000,056	CHF 957,491	Goldman Sachs International	10/26/18	22,264
USD 3,404,270	GBP 2,589,655	Goldman Sachs International	10/26/18	25,194
USD 1,013,882	CHF 970,701	JPMorgan Chase Bank N.A.	10/26/18	22,601
USD 4,228,131	EUR 3,579,555	JPMorgan Chase Bank N.A.	10/26/18	64,043
USD 3,083,012	CAD 3,985,042	JPMorgan Chase Bank N.A.	10/26/18	(3,886)
USD 3,404,379	GBP 2,589,655	JPMorgan Chase Bank N.A.	10/26/18	25,303
USD 3,082,737	CAD 3,984,561	RBC Capital Markets Corp.	10/26/18	(3,787)
				$300,751

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$313,676
Total Asset Derivatives		$313,676

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$12,925
Total Liability Derivatives		$12,925

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:

	Barclays Bank PLC	Goldman Sachs International	JPMorgan Chase Bank N.A.	RBC Capital Markets Corp.	Totals
Assets:
Forward foreign currency contracts	$89,862	$111,867	$111,947	$-	$313,676
Total Assets	$89,862	$111,867	$111,947	$-	$313,676

Liabilities:
Forward foreign currency contracts	$4,169	$1,083	$3,886	$3,787	$12,925
Total Liabilities	$4,169	$1,083	$3,886	$3,787	$12,925

Net OTC derivative instruments by counterparty, at fair value	$85,693	$110,784	$108,061	$(3,787)	$300,751

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$85,693	$110,784	$108,061	$(3,787)	$300,751

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $444,576,804.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$118,863,461
Gross Unrealized Depreciation	(12,919,887)

Net Unrealized Appreciation	$105,943,574

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 61.8%
		Communication Services: 1.7%
4,982		CBS Corp. - Class B	$286,216	0.0
46,624	(1)	Charter Communications, Inc.	15,193,829	1.0
268,669		Comcast Corp. – Class A	9,513,569	0.7
5,479		Verizon Communications, Inc.	292,524	0.0
			25,286,138	1.7

		Consumer Discretionary: 4.1%
334,410		Carnival Corp.	21,325,326	1.4
346,516	(1)	eBay, Inc.	11,441,959	0.7
582,290		General Motors Co.	19,605,704	1.3
3,242,265		Kingfisher PLC	10,962,893	0.7
			63,335,882	4.1

		Consumer Staples: 3.2%
454,296		Mondelez International, Inc.	19,516,556	1.3
256,523		Philip Morris International, Inc.	20,916,885	1.4
264,817	(1)	US Foods Holding Corp.	8,161,660	0.5
			48,595,101	3.2

		Energy: 10.5%
287,746		Anadarko Petroleum Corp.	19,396,958	1.3
331,626		Apache Corp.	15,808,611	1.0
2,283,652		BP PLC	17,503,704	1.1
371,603		Canadian Natural Resources Ltd.	12,140,786	0.8
570,017		Devon Energy Corp.	22,766,479	1.5
265,940		Occidental Petroleum Corp.	21,852,290	1.4
645,114	(2)	Royal Dutch Shell PLC - Class A	22,120,089	1.5
213,605		Schlumberger Ltd.	13,012,817	0.9
512,853		TechnipFMC PLC	16,026,656	1.0
			160,628,390	10.5

		Financials: 19.3%
454,808		American International Group, Inc.	24,213,978	1.6
65,265		Aon PLC	10,036,452	0.7
322,080	(2)	AXA Equitable Holdings, Inc.	6,908,616	0.5
1,299,920		Bank of America Corp.	38,295,643	2.5
658,488		Citigroup, Inc.	47,239,929	3.1
532,095		Citizens Financial Group, Inc.	20,522,904	1.3
408,947		Fifth Third Bancorp	11,417,800	0.7
364,042		First Horizon National Corp.	6,283,365	0.4
43,893		Goldman Sachs Group, Inc.	9,842,566	0.6
297,101		JPMorgan Chase & Co.	33,524,877	2.2
507,741		Morgan Stanley	23,645,498	1.6
68,389		Northern Trust Corp.	6,984,569	0.5
100,319		PNC Financial Services Group, Inc.	13,662,445	0.9
136,539		State Street Corp.	11,439,237	0.7
365,212		Wells Fargo & Co.	19,195,543	1.3
73,735		Willis Towers Watson PLC	10,392,211	0.7
			293,605,633	19.3

		Health Care: 11.3%
39,801		Anthem, Inc.	10,907,464	0.7
188,090		Bristol-Myers Squibb Co.	11,676,627	0.8
90,051	(1)	Celgene Corp.	8,058,664	0.5
340,145		CVS Health Corp.	26,776,214	1.8
210,812		Johnson & Johnson	29,127,894	1.9
104,760		McKesson Corp.	13,896,414	0.9
154,242		Medtronic PLC	15,172,786	1.0
233,126		Merck & Co., Inc.	16,537,958	1.1
185,241		Novartis AG	15,945,260	1.1
119,378		Sanofi	10,666,086	0.7
98,563		Zimmer Biomet Holdings, Inc.	12,958,078	0.8
			171,723,445	11.3

		Industrials: 3.6%
147,178		CSX Corp.	10,898,531	0.7
95,245		General Dynamics Corp.	19,498,556	1.3
116,299		Ingersoll-Rand PLC - Class A	11,897,388	0.8
365,218		Johnson Controls International plc	12,782,630	0.8
			55,077,105	3.6

		Information Technology: 6.2%
407,872		Cisco Systems, Inc.	19,842,973	1.3
154,594		Cognizant Technology Solutions Corp.	11,926,927	0.8
247,524		Intel Corp.	11,705,410	0.8
246,393		Juniper Networks, Inc.	7,384,398	0.5
471,881		Oracle Corp.	24,330,184	1.6
258,590		Qualcomm, Inc.	18,626,238	1.2
			93,816,130	6.2

		Materials: 1.6%
307,824		BHP Billiton Ltd.	7,668,190	0.5
267,693		Mosaic Co.	8,694,669	0.6
133,636		Nutrien Ltd.	7,710,797	0.5
			24,073,656	1.6

		Utilities: 0.3%
124,537	(2)	FirstEnergy Corp.	4,629,040	0.3

	Total Common Stock
	(Cost $776,652,787)		940,770,520	61.8

PREFERRED STOCK: 0.7%
		Energy: 0.4%
140,612	(1),(2),(3)	El Paso Energy Capital Trust I	6,607,358	0.4

		Financials: 0.3%
75,900	(1)	AMG Capital Trust II	4,375,195	0.3

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Financials: (continued)
4,000	(1),(3),(4)	Wells Fargo & Co.	$103,080	0.0
			4,478,275	0.3

	Total Preferred Stock
	(Cost $10,847,296)		11,085,633	0.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 12.0%
		Basic Materials: 0.2%
770,000	(5)	Basell Finance Co. BV, 8.100%, 03/15/2027	948,705	0.1
1,320,000		Eastman Chemical Co., 2.700%, 01/15/2020	1,313,420	0.1
195,000		International Paper Co., 6.000%, 11/15/2041	216,983	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	187,061	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	203,420	0.0
			2,869,589	0.2

		Communications: 1.1%
455,000		America Movil S.A.B de CV, 4.375%, 07/16/2042	445,160	0.0
837,000		AT&T, Inc., 3.000%, 06/30/2022	816,841	0.1
466,000		AT&T, Inc., 3.400%, 05/15/2025	444,107	0.0
533,000	(5)	AT&T, Inc., 4.300%, 02/15/2030	513,361	0.0
747,000		AT&T, Inc., 4.500%, 05/15/2035	699,047	0.1
1,300,000		AT&T, Inc., 4.800%, 06/15/2044	1,201,452	0.1
2,960,000		AT&T, Inc., 5.150%, 03/15/2042	2,862,690	0.2
271,000	(5)	AT&T, Inc., 5.150%, 11/15/2046	259,625	0.0
101,000		AT&T, Inc., 5.350%, 09/01/2040	100,363	0.0
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	1,663,476	0.1
910,000		Comcast Corp., 3.900%, 03/01/2038	833,863	0.1
135,000		Comcast Corp., 6.450%, 03/15/2037	160,780	0.0
125,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	128,865	0.0
210,000		NBCUniversal Media LLC, 5.950%, 04/01/2041	241,235	0.0
1,595,000		Orange SA, 1.625%, 11/03/2019	1,571,139	0.1
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	878,451	0.1
415,000		Rogers Communications, Inc., 4.500%, 03/15/2043	407,993	0.0
260,000	(5)	Sky PLC, 9.500%, 11/15/2018	262,062	0.0
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	367,082	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	837,236	0.1
370,000		Telefonica Emisiones SAU, 7.045%, 06/20/2036	447,064	0.0
136,000		Verizon Communications, Inc., 4.125%, 08/15/2046	122,186	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/2034	522,606	0.0
833,000		Verizon Communications, Inc., 4.812%, 03/15/2039	840,614	0.1
			16,627,298	1.1

		Consumer, Cyclical: 1.0%
2,650,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	2,696,015	0.2
387,000		Advance Auto Parts, Inc., 5.750%, 05/01/2020	399,110	0.0
137,000	(5)	Alimentation Couche-Tard, Inc., 4.500%, 07/26/2047	128,271	0.0
607,025		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/2026	592,396	0.0
159,073		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/12/2022	162,110	0.0
301,563		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	304,578	0.0
595,000		Dollar General Corp., 3.250%, 04/15/2023	581,412	0.0
368,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/2023	345,471	0.0
569,000		Ford Motor Credit Co. LLC, 3.810%, 01/09/2024	543,001	0.0
1,056,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	998,752	0.1
563,000		General Motors Co., 6.600%, 04/01/2036	601,247	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	$730,683	0.1
896,000		Home Depot, Inc., 2.000%, 04/01/2021	873,753	0.1
725,000		MDC Holdings, Inc., 6.000%, 01/15/2043	621,688	0.0
1,460,000		QVC, Inc., 5.450%, 08/15/2034	1,307,062	0.1
733,967		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	729,317	0.1
600,000		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	579,555	0.0
651,490	(5)	Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/2025	662,084	0.1
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	996,603	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	726,885	0.1
			14,579,993	1.0

		Consumer, Non-cyclical: 2.2%
1,137,000		AbbVie, Inc., 4.500%, 05/14/2035	1,093,986	0.1
985,000		Allergan Funding SCS, 4.850%, 06/15/2044	974,329	0.1
952,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	938,874	0.1
871,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/2023	860,745	0.1
1,475,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	1,479,483	0.1
1,646,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	1,655,666	0.1
315,000	(5)	Bayer US Finance II LLC, 2.125%, 07/15/2019	312,696	0.0
498,000	(5)	Bayer US Finance II LLC, 4.375%, 12/15/2028	488,593	0.0
1,200,000	(5)	Bayer US Finance LLC, 2.375%, 10/08/2019	1,192,364	0.1
981,000	(5)	Bayer US Finance LLC, 3.000%, 10/08/2021	963,903	0.1
442,000		Becton Dickinson & Co., 2.675%, 12/15/2019	439,626	0.0
435,000		Becton Dickinson & Co., 4.875%, 05/15/2044	424,598	0.0
325,000		Celgene Corp., 4.000%, 08/15/2023	328,466	0.0
1,445,000		Celgene Corp., 4.625%, 05/15/2044	1,362,439	0.1
620,000		CVS Health Corp., 3.375%, 08/12/2024	599,385	0.0
495,000		CVS Health Corp., 4.100%, 03/25/2025	494,158	0.0
530,285		CVS Pass-Through Trust, 6.036%, 12/10/2028	566,160	0.0
2,934,000		DexCom, Inc., 0.750%, 05/15/2022	4,520,141	0.3
493,000		Edwards Lifesciences Corp., 2.875%, 10/15/2018	493,051	0.0
965,000	(5)	ERAC USA Finance LLC, 2.350%, 10/15/2019	959,212	0.1
420,000		Express Scripts Holding Co., 2.250%, 06/15/2019	418,137	0.0
1,400,000		General Mills, Inc., 2.200%, 10/21/2019	1,390,136	0.1
1,910,000		Gilead Sciences, Inc., 2.550%, 09/01/2020	1,891,272	0.1
755,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	779,953	0.1
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	102,888	0.0
107,000	(5)	Halfmoon Parent, Inc., 4.800%, 08/15/2038	107,173	0.0
1,232,000	(5)	Heineken NV, 3.500%, 01/29/2028	1,178,090	0.1
240,000		Ingredion, Inc., 6.625%, 04/15/2037	295,867	0.0
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	950,766	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	411,497	0.0
730,000		McKesson Corp., 2.284%, 03/15/2019	728,535	0.1
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	93,177	0.0
1,733,000		Medtronic, Inc., 3.150%, 03/15/2022	1,721,880	0.1
576,000		Medtronic, Inc., 4.375%, 03/15/2035	596,011	0.0
502,000		Molson Coors Brewing Co., 1.450%, 07/15/2019	496,214	0.0
513,000		Molson Coors Brewing Co., 4.200%, 07/15/2046	456,091	0.0
630,000		Moodys Corp., 4.500%, 09/01/2022	648,479	0.1
574,000		Mylan NV, 3.150%, 06/15/2021	565,388	0.0
275,000		Philip Morris International, Inc., 3.600%, 11/15/2023	275,021	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	$836,937	0.1
79,000		Zoetis, Inc., 4.700%, 02/01/2043	81,017	0.0
			34,172,404	2.2

		Energy: 0.9%
610,000		Anadarko Petroleum Corp., 6.600%, 03/15/2046	718,850	0.1
392,000		ConocoPhillips Co., 4.150%, 11/15/2034	387,039	0.0
460,000		Enable Midstream Partners L.P., 2.400%, 05/15/2019	458,148	0.0
182,000		Energy Transfer Partners L.P., 4.200%, 09/15/2023	183,610	0.0
570,000		Energy Transfer Partners L.P., 4.900%, 03/15/2035	536,867	0.0
615,000		Enterprise Products Operating LLC, 2.550%, 10/15/2019	612,724	0.0
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	786,105	0.1
175,000		Enterprise Products Operating LLC, 5.250%, 01/31/2020	179,685	0.0
300,000		Enterprise Products Operating LLC, 6.500%, 01/31/2019	303,599	0.0
250,000		Husky Energy, Inc., 3.950%, 04/15/2022	252,223	0.0
700,000		Kinder Morgan, Inc./DE, 5.300%, 12/01/2034	724,675	0.1
2,340,000		MPLX L.P., 4.500%, 07/15/2023	2,401,148	0.2
973,000		MPLX L.P., 4.500%, 04/15/2038	918,826	0.1
960,000		MPLX L.P., 5.500%, 02/15/2023	980,527	0.1
570,000		Noble Energy, Inc., 5.250%, 11/15/2043	567,169	0.0
505,000		Occidental Petroleum Corp., 3.400%, 04/15/2026	494,008	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	291,588	0.0
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	822,579	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/2024	539,650	0.0
835,000		Sunoco Logistics Partners Operations L.P., 5.300%, 04/01/2044	801,998	0.1
550,000		Sunoco Logistics Partners Operations L.P., 5.500%, 02/15/2020	564,648	0.0
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	259,822	0.0
			13,785,488	0.9

		Financial: 5.2%
530,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.950%, 02/01/2022	528,840	0.0
395,000		American International Group, Inc., 2.300%, 07/16/2019	393,302	0.0
1,140,000		American International Group, Inc., 4.375%, 01/15/2055	1,003,865	0.1
851,000		Air Lease Corp., 3.000%, 09/15/2023	808,803	0.1
1,870,000		Air Lease Corp., 4.250%, 09/15/2024	1,862,573	0.1
885,000		Aircastle Ltd., 4.400%, 09/25/2023	885,896	0.1
410,000		Allstate Corp., 3.280%, 12/15/2026	395,315	0.0
543,000		American Express Co., 3.625%, 12/05/2024	532,979	0.0
615,000		American Financial Group, Inc./OH, 4.500%, 06/15/2047	574,953	0.0
455,000	(5)	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/2022	442,284	0.0
440,000	(5)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	437,180	0.0
927,000	(5)	Athene Global Funding, 2.875%, 10/23/2018	927,184	0.1
1,555,000	(5)	Athene Global Funding, 4.000%, 01/25/2022	1,558,794	0.1
948,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.300%, 06/01/2021	920,330	0.1
720,000		Bank of America Corp., 3.248%, 10/21/2027	670,279	0.0
850,000		Bank of America Corp., 3.500%, 04/19/2026	822,147	0.1
1,445,000		Bank of Nova Scotia/The, 2.050%, 10/30/2018	1,444,707	0.1
725,000	(5)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	725,362	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/2025	752,758	0.1
1,140,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,105,617	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
130,000	(5)	Carlyle Holdings Finance LLC, 3.875%, 02/01/2023	$129,773	0.0
630,000	(4)	Citigroup, Inc., 3.668%, 07/24/2028	600,652	0.0
1,930,000		Citigroup, Inc., 4.000%, 08/05/2024	1,916,206	0.1
520,000		Citigroup, Inc., 4.750%, 05/18/2046	510,123	0.0
260,000		Citigroup, Inc., 5.300%, 05/06/2044	272,436	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/2043	687,784	0.1
595,000		Citizens Financial Group, Inc., 2.375%, 07/28/2021	574,382	0.0
325,000		CNA Financial Corp., 5.875%, 08/15/2020	339,404	0.0
1,335,000	(5)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	1,318,194	0.1
6,139,000		Convertible Trust - Healthcare Series 2018-1, 0.250%, 02/05/2024	6,556,452	0.4
895,000	(4),(5)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	948,029	0.1
472,000	(5)	Credit Suisse AG, 6.500%, 08/08/2023	505,083	0.0
1,190,000		Crown Castle International Corp., 3.800%, 02/15/2028	1,130,090	0.1
60,000		Crown Castle International Corp., 4.750%, 05/15/2047	57,004	0.0
620,000		Discover Bank, 3.350%, 02/06/2023	602,523	0.0
2,275,000		EPR Properties, 4.750%, 12/15/2026	2,232,738	0.2
615,000	(4)	Goldman Sachs Group, Inc./The, 4.017%, 10/31/2038	570,478	0.0
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	812,875	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/2021	371,789	0.0
835,000		Government Properties Income Trust, 4.000%, 07/15/2022	826,082	0.1
840,000		HCP, Inc., 3.875%, 08/15/2024	822,245	0.1
320,000		HCP, Inc., 4.200%, 03/01/2024	319,100	0.0
350,000		Hospitality Properties Trust, 4.500%, 06/15/2023	351,717	0.0
240,000		Hospitality Properties Trust, 5.000%, 08/15/2022	246,012	0.0
670,000	(5)	Jackson National Life Global Funding, 2.100%, 10/25/2021	642,626	0.0
620,000	(5)	Jackson National Life Global Funding, 3.250%, 01/30/2024	602,877	0.0
550,000		JPMorgan Chase & Co., 3.200%, 06/15/2026	521,584	0.0
1,270,000	(4)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,203,691	0.1
1,270,000	(4)	JPMorgan Chase & Co., 3.897%, 01/23/2049	1,157,185	0.1
675,000	(4)	JPMorgan Chase & Co., 4.260%, 02/22/2048	652,811	0.0
665,000	(2),(4)	JPMorgan Chase & Co., 5.000%, 12/31/2199	670,819	0.1
443,000	(5)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	440,135	0.0
2,335,000	(5)	Liberty Mutual Group, Inc., 4.850%, 08/01/2044	2,340,470	0.2
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	545,248	0.0
285,000		Markel Corp., 5.000%, 03/30/2043	284,386	0.0
1,300,000	(5)	MassMutual Global Funding II, 2.000%, 04/15/2021	1,259,206	0.1
670,000	(5)	Metropolitan Life Global Funding I, 2.050%, 06/12/2020	657,097	0.0
2,360,000	(5)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,378,862	0.2
2,975,000		Morgan Stanley, 2.375%, 07/23/2019	2,963,470	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,036,967	0.1
1,230,000		National Australia Bank Ltd./New York, 1.875%, 07/12/2021	1,179,235	0.1
1,365,000		National Australia Bank Ltd/New York, 2.000%, 01/14/2019	1,363,559	0.1
1,515,000	(5)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	1,589,121	0.1
333,000		Prudential Financial, Inc., 3.935%, 12/07/2049	300,086	0.0
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	266,270	0.0
1,000,000	(5)	Reliance Standard Life Global Funding II, 2.150%, 10/15/2018	999,856	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
690,000	(5)	Reliance Standard Life Global Funding II, 3.050%, 01/20/2021	$680,674	0.1
3,820,000		Royal Bank of Canada, 2.000%, 12/10/2018	3,816,637	0.3
1,360,000	(5)	Societe Generale SA, 2.625%, 09/16/2020	1,340,060	0.1
805,000	(5)	Societe Generale SA, 5.000%, 01/17/2024	813,705	0.1
985,000	(5)	Standard Chartered PLC, 3.050%, 01/15/2021	971,109	0.1
1,100,000		Sumitomo Mitsui Banking Corp., 2.650%, 07/23/2020	1,087,595	0.1
590,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/2026	555,983	0.0
670,000		Synchrony Financial, 3.950%, 12/01/2027	608,180	0.0
616,000	(5)	Teachers Insurance & Annuity Association of America, 4.270%, 05/15/2047	598,097	0.0
445,000		Travelers Cos, Inc., 4.600%, 08/01/2043	463,753	0.0
585,000	(5)	UBS Group Funding Switzerland AG, 4.125%, 04/15/2026	580,414	0.0
410,000		US Bancorp, 3.100%, 04/27/2026	387,846	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/2043	158,536	0.0
1,020,000		Visa, Inc., 4.150%, 12/14/2035	1,053,787	0.1
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	940,888	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	464,292	0.0
2,000,000		Wells Fargo & Co., 4.650%, 11/04/2044	1,962,612	0.1
315,000		Willis North America, Inc., 3.600%, 05/15/2024	306,397	0.0
350,000		WR Berkley Corp., 4.625%, 03/15/2022	359,505	0.0
			79,699,970	5.2

		Industrial: 0.6%
305,000	(5)	Aviation Capital Group LLC, 2.875%, 01/20/2022	295,617	0.0
1,095,000	(5)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,115,463	0.1
970,000		Avnet, Inc., 4.625%, 04/15/2026	964,678	0.1
435,000	(5)	BAE Systems Holdings, Inc., 2.850%, 12/15/2020	429,410	0.0
224,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	251,329	0.0
330,000		CSX Corp., 5.500%, 04/15/2041	369,647	0.0
1,015,000		Deere & Co., 2.600%, 06/08/2022	990,564	0.1
295,000		FedEx Corp., 4.900%, 01/15/2034	313,243	0.0
605,000		FedEx Corp., 5.100%, 01/15/2044	631,537	0.0
703,000		Packaging Corp. of America, 4.500%, 11/01/2023	723,174	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/2023	274,505	0.0
410,000	(5)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	395,373	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/2024	156,696	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/2045	702,094	0.1
375,000		Union Pacific Corp., 4.850%, 06/15/2044	395,933	0.0
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	285,890	0.0
345,000		United Technologies Corp., 4.450%, 11/16/2038	343,295	0.0
752,000		Waste Management, Inc., 3.900%, 03/01/2035	736,147	0.1
			9,374,595	0.6

		Technology: 0.4%
1,146,000		Apple, Inc., 2.150%, 02/09/2022	1,108,321	0.1
435,000		Apple, Inc., 3.350%, 02/09/2027	425,744	0.0
1,030,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	1,000,075	0.1
910,000	(5)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	956,800	0.1
35,000	(5)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	43,590	0.0
340,000		DXC Technology Co., 4.450%, 09/18/2022	345,649	0.0
1,630,000		Fiserv, Inc., 3.800%, 10/01/2023	1,634,107	0.1
649,000		Microsoft Corp., 3.500%, 02/12/2035	626,377	0.0
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	274,119	0.0
			6,414,782	0.4

		Utilities: 0.4%
150,000	(5)	Electricite de France SA, 4.600%, 01/27/2020	152,827	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount †			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
620,000	(5)	Electricite de France SA, 4.875%, 01/22/2044	$610,283	0.1
350,000	(4),(5)	Electricite de France SA, 5.625%, 12/31/2199	347,813	0.0
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	677,213	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	727,459	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	596,944	0.0
667,000		Sempra Energy, 3.800%, 02/01/2038	602,908	0.0
1,680,000	(5)	Southern Electric Generating Co., 2.200%, 12/01/2018	1,678,333	0.1
			5,393,780	0.4

	Total Corporate Bonds/Notes
	(Cost $182,885,041)		182,917,899	12.0

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/2057	206,972	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	385,678	0.0

	Total Municipal Bonds
	(Cost $503,919)		592,650	0.0

U.S. TREASURY OBLIGATIONS: 11.7%
		U.S. Treasury Bonds: 0.9%
13,140,200		3.125%, 05/15/2048	12,961,575	0.9
425,000		4.500%, 02/15/2036	504,414	0.0
			13,465,989	0.9

		U.S. Treasury Notes: 10.8%
6,230,000		1.250%, 01/31/2019	6,208,174	0.4
47,470,000	(2)	2.625%, 08/31/2020	47,305,895	3.1
180,000		2.625%, 11/15/2020	179,209	0.0
59,651,000		2.750%, 09/15/2021	59,431,969	3.9
38,411,700		2.750%, 08/31/2023	38,082,349	2.5
6,831,300		2.750%, 08/31/2025	6,720,425	0.5
6,712,900		2.875%, 08/15/2028	6,612,075	0.4
			164,540,096	10.8

	Total U.S. Treasury Obligations
	(Cost $179,118,222)		178,006,085	11.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%(6)
915,000		6.625%, 11/15/2030	1,206,569	0.1

	Total U.S. Government Agency Obligations
	(Cost $1,024,243)		1,206,569	0.1

CONVERTIBLE BONDS/NOTES: 9.3%
		Communications: 3.0%
2,421,000		Ciena Corp., 4.000%, 12/15/2020	3,842,246	0.2
3,989,000		Ctrip.com International Ltd., 1.250%, 09/15/2022	3,911,613	0.3
5,342,000		DISH Network Corp., 3.375%, 08/15/2026	5,108,373	0.3
1,319,000		Finisar Corp., 0.500%, 12/15/2036	1,211,558	0.1
2,501,000	(2)	FireEye, Inc., 1.000%, 06/01/2035	2,394,705	0.2
2,535,000		FireEye, Inc., 1.625%, 06/01/2035	2,331,607	0.1
2,954,000	(5)	GCI Liberty, Inc., 1.750%, 09/30/2046	3,261,355	0.2
1,807,000	(2),(5)	Liberty Expedia Holdings, Inc., 1.000%, 06/30/2047	1,819,468	0.1
9,559,000		Liberty Media Corp., 1.375%, 10/15/2023	11,630,827	0.8
1,933,000	(2)	Liberty Media Corp., 2.250%, 09/30/2046	1,061,990	0.1
673,000		Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/2023	788,145	0.0
3,156,000		Viavi Solutions, Inc., 0.625%, 08/15/2033	3,184,357	0.2
2,327,000		Viavi Solutions, Inc., 1.000%, 03/01/2024	2,518,796	0.2
2,258,000	(5)	Viavi Solutions, Inc., 1.750%, 06/01/2023	2,432,995	0.2
			45,498,035	3.0

		Consumer, Cyclical: 0.2%
2,264,000	(5)	Live Nation Entertainment, Inc., 2.500%, 03/15/2023	2,451,887	0.2

		Consumer, Non-cyclical: 1.6%
3,952,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	4,760,591	0.3
514,000	(5)	Insulet Corp., 1.375%, 11/15/2024	651,113	0.0
2,410,000		Jazz Investments I Ltd., 1.875%, 08/15/2021	2,587,663	0.2
1,251,000		Medicines Co/The, 2.750%, 07/15/2023	1,140,800	0.1
2,104,000		Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	3,591,696	0.2
2,762,000		NuVasive, Inc., 2.250%, 03/15/2021	3,506,011	0.2
924,000		Pacira Pharmaceuticals, Inc./DE, 2.375%, 04/01/2022	979,436	0.1
798,000	(5)	Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	896,326	0.1
1,309,000		Wright Medical Group NV, 2.250%, 11/15/2021	1,894,145	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,694,000	(5)	Wright Medical Group, Inc., 1.625%, 06/15/2023	$3,922,566	0.3
			23,930,347	1.6

		Energy: 0.8%
1,298,000		Chesapeake Energy Corp., 5.500%, 09/15/2026	1,285,341	0.1
2,490,000	(2)	Ensco Jersey Finance Ltd., 3.000%, 01/31/2024	2,485,398	0.2
1,359,000		Helix Energy Solutions Group, Inc., 4.250%, 05/01/2022	1,461,343	0.1
1,360,000		Nabors Industries, Inc., 0.750%, 01/15/2024	1,063,901	0.1
1,677,000	(2),(5)	Oil States International, Inc., 1.500%, 02/15/2023	1,781,786	0.1
3,942,000		Weatherford International Ltd., 5.875%, 07/01/2021	3,722,131	0.2
			11,799,900	0.8

		Financial: 1.5%
9,000,000	(5)	Credit Suisse AG Convertible Basket, 0.500%, 06/24/2024	8,959,500	0.6
4,179,000	(5),(7)	Goldman Sachs Group, Inc., 1.000%, 09/28/2020	8,127,737	0.5
6,746,000		GS Finance Corp., 0.250%, 07/08/2024	6,501,053	0.4
			23,588,290	1.5

		Technology: 2.2%
3,443,000		Citrix Systems, Inc., 0.500%, 04/15/2019	5,296,690	0.3
2,912,000	(5)	Cree, Inc., 0.875%, 09/01/2023	2,678,932	0.2
2,544,000		Microchip Technology, Inc., 1.625%, 02/15/2027	2,717,562	0.2
2,386,000		Micron Technology, Inc., 3.000%, 11/15/2043	3,703,585	0.2
4,003,000		Nuance Communications, Inc., 1.000%, 12/15/2035	3,786,474	0.3
1,819,000		Nuance Communications, Inc., 1.250%, 04/01/2025	1,881,419	0.1
2,479,000		ON Semiconductor Corp., 1.000%, 12/01/2020	2,882,016	0.2
790,000		RealPage, Inc., 1.500%, 11/15/2022	1,294,624	0.1
3,899,000		SanDisk LLC, 0.500%, 10/15/2020	3,501,731	0.2
726,000		Silicon Laboratories, Inc., 1.375%, 03/01/2022	831,385	0.1
2,238,000	(2),(5)	Western Digital Corp., 1.500%, 02/01/2024	2,076,575	0.1
2,643,000	(5)	Workday, Inc., 0.250%, 10/01/2022	3,063,692	0.2
			33,714,685	2.2

	Total Convertible Bonds/Notes
	(Cost $128,372,583)		140,983,144	9.3

	Total Long-Term Investments
	(Cost $1,279,404,091)		1,455,562,500	95.6

SHORT-TERM INVESTMENTS: 9.4%
		Securities Lending Collateral(8): 5.4%
19,546,976		Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $19,550,623, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $19,937,915, due 10/25/18-08/20/68)	19,546,976	1.3
4,086,254		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $4,087,010, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $4,167,979, due 05/23/19-09/09/49)	4,086,254	0.2
19,546,976		Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $19,550,623, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $19,937,915, due 09/30/18-08/20/68)	19,546,976	1.3

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(8) (continued)
19,546,976	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $19,550,607, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $19,937,916, due 10/04/18-09/09/49)	$19,546,976	1.3
19,546,976	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $19,551,009, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $19,940,703, due 04/15/20-02/15/48)	19,546,976	1.3
		82,274,158	5.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.0%
61,236,899	(9) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
	(Cost $61,236,899)	61,236,899	4.0

	Total Short-Term Investments
	(Cost $143,511,057)	143,511,057	9.4

	Total Investments in Securities (Cost $1,422,915,148)	$1,599,073,557	105.0
	Liabilities in Excess of Other Assets	(76,475,585)	(5.0)
	Net Assets	$1,522,597,972	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Preferred Stock may be called prior to convertible date.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Exchangeable into a basket of 5 common shares.
(8)	Represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of September 30, 2018.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Communication Services	$25,286,138	$–	$–	$25,286,138
Consumer Discretionary	52,372,989	10,962,893	–	63,335,882
Consumer Staples	48,595,101	–	–	48,595,101
Energy	121,004,597	39,623,793	–	160,628,390
Financials	293,605,633	–	–	293,605,633
Health Care	145,112,099	26,611,346	–	171,723,445
Industrials	55,077,105	–	–	55,077,105
Information Technology	93,816,130	–	–	93,816,130
Materials	16,405,466	7,668,190	–	24,073,656
Utilities	4,629,040	–	–	4,629,040
Total Common Stock	855,904,298	84,866,222	–	940,770,520
Preferred Stock	6,710,438	4,375,195	–	11,085,633
Corporate Bonds/Notes	–	182,917,899	–	182,917,899
Municipal Bonds	–	592,650	–	592,650
U.S. Treasury Obligations	–	178,006,085	–	178,006,085
Convertible Bonds/Notes	–	140,983,144	–	140,983,144
U.S. Government Agency Obligations	–	1,206,569	–	1,206,569
Short-Term Investments	61,236,899	82,274,158	–	143,511,057
Total Investments, at fair value	$923,851,635	$675,221,922	$–	$1,599,073,557
Other Financial Instruments+
Forward Foreign Currency Contracts	–	698,294	–	698,294
Total Assets	$923,851,635	$675,920,216	$–	$1,599,771,851
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(18,106)	$–	$(18,106)
Total Liabilities	$–	$(18,106)	$–	$(18,106)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 18,791,248	GBP 14,263,998	State Street Bank and Trust Co.	10/26/18	$179,069
USD 4,943,729	CAD 6,395,208	State Street Bank and Trust Co.	10/26/18	(10,133)
USD 5,905,342	CHF 5,682,268	State Street Bank and Trust Co.	10/26/18	102,603
USD 3,902,828	EUR 3,306,472	State Street Bank and Trust Co.	10/26/18	56,416
USD 2,855,412	AUD 3,936,299	State Street Bank and Trust Co.	10/26/18	9,558
CAD 236,709	USD 181,526	State Street Bank and Trust Co.	10/26/18	1,834

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 4,945,889	CAD 6,395,208	The Bank of New York Mellon	10/26/18	$(7,973)
USD 3,900,877	EUR 3,306,472	The Bank of New York Mellon	10/26/18	54,465
USD 2,854,860	AUD 3,936,299	The Bank of New York Mellon	10/26/18	9,006
CAD 602,954	USD 463,460	The Bank of New York Mellon	10/26/18	3,601
USD 5,905,342	CHF 5,682,268	The Bank of New York Mellon	10/26/18	102,602
USD 18,791,319	GBP 14,263,998	The Bank of New York Mellon	10/26/18	179,140
				$680,188

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$698,294
Total Asset Derivatives		$698,294

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$18,106
Total Liability Derivatives		$18,106

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$349,480	$348,814	$698,294
Total Assets	$349,480	$348,814	$698,294

Liabilities:
Forward foreign currency contracts	$10,133	$7,973	$18,106
Total Liabilities	$10,133	$7,973	$18,106

Net OTC derivative instruments by counterparty, at fair value	$339,347	$340,841	$680,188

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$339,347	$340,841	$680,188

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,432,181,174.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$205,907,447
Gross Unrealized Depreciation	(37,615,809)

Net Unrealized Appreciation	$168,291,638

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Communication Services: 2.0%
60,412		CBS Corp. - Class B	$3,470,670	0.7
86,170	(1)	Dish Network Corp. - Class A	3,081,439	0.6
60,910	(1),(2)	Match Group, Inc.	3,527,298	0.7
			10,079,407	2.0

		Consumer Discretionary: 14.9%
8,590	(1)	Autozone, Inc.	6,663,263	1.3
64,250		Best Buy Co., Inc.	5,098,880	1.0
82,010		BorgWarner, Inc.	3,508,388	0.7
52,110		Expedia, Inc.	6,799,313	1.3
159,310		Gap, Inc.	4,596,093	0.9
44,750		Genuine Parts Co.	4,448,150	0.9
94,040		Hilton Worldwide Holdings, Inc.	7,596,551	1.5
88,071		Kohl's Corp.	6,565,693	1.3
10,186		Marriott International, Inc.	1,344,857	0.3
37,700	(1)	Mohawk Industries, Inc.	6,610,695	1.3
139,326	(2)	Newell Brands, Inc.	2,828,318	0.6
53,860		Nordstrom, Inc.	3,221,367	0.6
40,780		PVH Corp.	5,888,632	1.2
32,380		Ralph Lauren Corp.	4,453,869	0.9
44,710		Tiffany & Co.	5,766,249	1.1
			75,390,318	14.9

		Consumer Staples: 6.2%
75,510		Conagra Brands, Inc.	2,565,075	0.5
20,770		Constellation Brands, Inc.	4,478,427	0.9
207,660		Coty, Inc - Class A	2,608,210	0.5
56,243	(1),(2)	Edgewell Personal Care Co.	2,600,114	0.5
34,333		Energizer Holdings, Inc.	2,013,630	0.4
63,720		Keurig Dr Pepper, Inc.	1,476,392	0.3
180,150		Kroger Co.	5,244,166	1.0
40,520		Molson Coors Brewing Co.	2,491,980	0.5
61,260		Pinnacle Foods, Inc.	3,970,261	0.8
41,470	(1)	Post Holdings, Inc.	4,065,719	0.8
			31,513,974	6.2

		Energy: 6.6%
146,674	(1)	Energen Corp.	12,638,899	2.5
181,550		EQT Corp.	8,029,956	1.6
78,460		PBF Energy, Inc.	3,915,939	0.8
321,090		Williams Cos., Inc.	8,730,437	1.7
			33,315,231	6.6

		Financials: 21.1%
4,693		Alleghany Corp.	3,062,323	0.6
160,940		Ally Financial, Inc.	4,256,863	0.8
34,430		Ameriprise Financial, Inc.	5,083,934	1.0
126,670		Citizens Financial Group, Inc.	4,885,662	1.0
242,750		Fifth Third Bancorp	6,777,580	1.3
45,370		First Republic Bank	4,355,520	0.9
130,150		Hartford Financial Services Group, Inc.	6,502,294	1.3
264,870		Huntington Bancshares, Inc.	3,951,861	0.8
149,150		Invesco Ltd.	3,412,552	0.7
35,920		Lincoln National Corp.	2,430,347	0.5
176,480		Loews Corp.	8,864,590	1.8
52,343		M&T Bank Corp.	8,612,517	1.7
50,850		Marsh & McLennan Cos., Inc.	4,206,312	0.8
53,110		Northern Trust Corp.	5,424,124	1.1
47,710		Principal Financial Group, Inc.	2,795,329	0.5
67,810		Progressive Corp.	4,817,222	1.0
51,820		Raymond James Financial, Inc.	4,770,031	0.9
116,580		SunTrust Banks, Inc.	7,786,378	1.5
66,200		T. Rowe Price Group, Inc.	7,227,716	1.4
64,940		Unum Group	2,537,206	0.5
36,030		WR Berkley Corp.	2,879,878	0.6
38,810		Zions Bancorp.	1,946,322	0.4
			106,586,561	21.1

		Health Care: 7.4%
63,110		AmerisourceBergen Corp.	5,820,004	1.2
32,590		Cigna Corp.	6,786,868	1.3
48,890	(1)	Henry Schein, Inc.	4,157,117	0.8
12,800		Humana, Inc.	4,333,056	0.9
30,080	(1)	Laboratory Corp. of America Holdings	5,224,294	1.0
37,050		Universal Health Services, Inc.	4,736,472	0.9
49,130		Zimmer Biomet Holdings, Inc.	6,459,121	1.3
			37,516,932	7.4

		Industrials: 7.8%
32,050		Acuity Brands, Inc.	5,038,260	1.0
65,240		Ametek, Inc.	5,161,789	1.0
31,740		Carlisle Cos., Inc.	3,865,932	0.8
77,120		Fortune Brands Home & Security, Inc.	4,038,003	0.8
21,430		Hubbell, Inc.	2,862,405	0.6
30,460		IDEX Corp.	4,589,104	0.9
19,170	(1),(2)	Middleby Corp.	2,479,639	0.5
55,440		MSC Industrial Direct Co.	4,884,818	1.0
34,671		Snap-On, Inc.	6,365,596	1.2
			39,285,546	7.8

		Information Technology: 7.9%
57,630		Amphenol Corp.	5,418,373	1.1
43,930		Analog Devices, Inc.	4,061,768	0.8
72,240	(1)	Arrow Electronics, Inc.	5,325,533	1.1
58,830		CDW Corp.	5,231,164	1.0
141,012	(1)	CommScope Holding Co., Inc.	4,337,529	0.9
32,906		Jack Henry & Associates, Inc.	5,267,592	1.0
75,969	(1)	Keysight Technologies, Inc.	5,035,225	1.0

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
51,700	(1)	Synopsys, Inc.	$5,098,137	1.0
			39,775,321	7.9

		Materials: 4.6%
213,430		Ball Corp.	9,388,786	1.9
9,820		Sherwin-Williams Co.	4,470,162	0.9
160,540		Silgan Holdings, Inc.	4,463,012	0.9
89,720		WestRock Co.	4,794,637	0.9
			23,116,597	4.6

		Real Estate: 11.5%
57,640		American Campus Communities, Inc.	2,372,462	0.5
113,090		American Homes 4 Rent	2,475,540	0.5
30,070		AvalonBay Communities, Inc.	5,447,181	1.1
40,950		Boston Properties, Inc.	5,040,536	1.0
201,440		Brixmor Property Group, Inc.	3,527,214	0.7
98,820	(1)	CBRE Group, Inc.	4,357,962	0.9
61,010	(1),(2)	Cushman & Wakefield PLC	1,036,560	0.2
13,040		Essex Property Trust, Inc.	3,217,098	0.6
35,030		Federal Realty Investment Trust	4,430,244	0.9
52,783		JBG Smith Properties	1,943,998	0.4
170,620		Kimco Realty Corp.	2,856,179	0.6
160,902		Outfront Media, Inc.	3,209,995	0.6
40,191		Park Hotels & Resorts, Inc.	1,319,069	0.3
111,140		Rayonier, Inc.	3,757,643	0.7
43,710		Regency Centers Corp.	2,826,726	0.5
68,226		Vornado Realty Trust	4,980,498	1.0
103,430		Weyerhaeuser Co.	3,337,686	0.6
28,630		WP Carey, Inc.	1,841,195	0.4
			57,977,786	11.5

		Utilities: 8.0%
178,710		CMS Energy Corp.	8,756,790	1.7
40,240		Edison International	2,723,443	0.5
54,460		Evergy, Inc.	2,990,943	0.6
87,380		National Fuel Gas Co.	4,898,523	1.0
42,390		Sempra Energy	4,821,862	1.0
122,970		WEC Energy Group, Inc.	8,209,477	1.6
171,150		Xcel Energy, Inc.	8,079,992	1.6
			40,481,030	8.0

	Total Common Stock
	(Cost $363,984,614)		495,038,703	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Securities Lending Collateral(3): 2.1%
2,494,238	Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $2,494,699, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $2,544,125, due 07/31/20-05/15/28)	$2,494,238	0.5
524,327	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $524,424, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $534,814, due 05/23/19-09/09/49)	524,327	0.1
2,494,238	Millennium Fixed Income Ltd., Repurchase Agreement dated 09/28/18, 2.46%, due 10/01/18 (Repurchase Amount $2,494,742, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $2,544,123, due 11/15/42-08/15/44)	2,494,238	0.5
2,494,238	National Bank Financial, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $2,494,703, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $2,544,124, due 11/29/18-09/09/49)	2,494,238	0.5

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
2,494,238	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $2,494,753, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,544,478, due 04/15/20-02/15/48)	$2,494,238	0.5
		10,501,279	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
9,905,804	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
	(Cost $9,905,804)	9,905,804	1.9

	Total Short-Term Investments
	(Cost $20,407,083)	20,407,083	4.0

	Total Investments in Securities (Cost $384,391,697)	$515,445,786	102.0
	Liabilities in Excess of Other Assets	(10,319,569)	(2.0)
	Net Assets	$505,126,217	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$495,038,703	$–	$–	$495,038,703
Short-Term Investments	9,905,804	10,501,279	–	20,407,083
Total Investments, at fair value	$504,944,507	$10,501,279	$–	$515,445,786

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $385,624,207.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$149,543,746
Gross Unrealized Depreciation	(19,722,167)

Net Unrealized Appreciation	$129,821,579

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		China: 2.0%
60,680	(1)	Baidu, Inc. ADR	$13,876,302	0.8
742,010	(1)	JD.com, Inc. ADR	19,359,041	1.2
			33,235,343	2.0

		Denmark: 0.6%
167,152	(1)	FLSmidth & Co. A/S	10,393,958	0.6

		France: 6.1%
150,678		LVMH Moet Hennessy Louis Vuitton SE	53,245,194	3.2
59,260		Kering SA	31,784,370	1.9
368,400		Societe Generale	15,819,234	1.0
			100,848,798	6.1

		Germany: 7.4%
132,252		Allianz SE	29,434,879	1.8
165,096		Bayer AG	14,644,115	0.9
72,025	(1)	Linde AG	17,009,201	1.0
5,904		Puma SE	2,913,062	0.2
322,204		SAP SE	39,619,322	2.4
141,810		Siemens AG	18,132,328	1.1
			121,752,907	7.4

		India: 2.5%
10,530,451		DLF Ltd.	23,662,320	1.4
2,135,612		ICICI Bank Ltd. ADR	18,131,346	1.1
			41,793,666	2.5

		Italy: 0.3%
112,250		Brunello Cucinelli SpA	4,367,667	0.3

		Japan: 13.7%
414,800		Capcom Co., Ltd.	10,519,745	0.6
632,200		Dai-ichi Life Holdings, Inc.	13,178,405	0.8
86,800		Fanuc Ltd.	16,329,923	1.0
44,602		Keyence Corp.	25,908,717	1.6
543,000		Minebea Mitsumi, Inc.	9,842,276	0.6
199,500		Murata Manufacturing Co., Ltd.	30,654,400	1.9
277,200		Nidec Corp.	39,860,186	2.4
41,600		Nintendo Co., Ltd.	15,135,471	0.9
287,600		Omron Corp.	12,153,323	0.7
1,251,000	(1)	Renesas Electronics Corp.	7,832,606	0.5
312,000		Suzuki Motor Corp.	17,881,076	1.1
240,800		TDK Corp.	26,237,370	1.6
			225,533,498	13.7

		Netherlands: 3.6%
468,253		Airbus SE	58,785,703	3.6

		Spain: 1.9%
1,106,339	(2)	Banco Bilbao Vizcaya Argentaria SA	7,014,457	0.4
806,447		Industria de Diseno Textil SA	24,364,006	1.5
			31,378,463	1.9

		Sweden: 1.1%
929,545		Assa Abloy AB	18,631,697	1.1

		Switzerland: 2.5%
1,127,474		Credit Suisse Group AG	16,918,268	1.1
1,474,951		UBS Group AG	23,287,462	1.4
			40,205,730	2.5

		United Kingdom: 6.9%
2,760,672	(1),(2)	Circassia Pharmaceuticals Plc	2,669,923	0.2
9,176,974	(1)	Earthport PLC	991,595	0.1
28,550	(1)	Farfetch Ltd.	777,416	0.0
1,657,370		International Consolidated Airlines Group SA	14,248,193	0.9
494,137	(2)	International Game Technology PLC	9,759,206	0.6
1,240,916		Prudential PLC	28,451,937	1.7
135,660		Shire PLC	8,196,065	0.5
479,254		TechnipFMC PLC	15,025,744	0.9
589,517		Unilever PLC	32,384,786	2.0
			112,504,865	6.9

		United States: 48.4%
114,540		3M Co.	24,134,723	1.5
284,740	(1),(2)	Acadia Pharmaceuticals, Inc.	5,911,202	0.4
177,963	(1)	Adobe Systems, Inc.	48,041,112	2.9
269,600		Agilent Technologies, Inc.	19,017,584	1.2
89,310	(1)	Alphabet, Inc. - Class A	107,804,315	6.6
2,850	(1)	Amazon.com, Inc.	5,708,550	0.3
84,060	(1)	AnaptysBio, Inc.	8,386,666	0.5
151,020		Anthem, Inc.	41,387,031	2.5
46,390	(1)	Biogen, Inc.	16,390,051	1.0
60,750	(1),(2)	Bluebird Bio, Inc.	8,869,500	0.5
128,040	(1)	Blueprint Medicines Corp.	9,994,802	0.6
107,010	(1)	Centene Corp.	15,492,908	0.9
542,480		Citigroup, Inc.	38,917,515	2.4
514,540		Colgate-Palmolive Co.	34,448,453	2.1
89,680		Equifax, Inc.	11,709,518	0.7
237,300	(1)	Facebook, Inc.- Class A	39,026,358	2.4
320,710		Fidelity National Financial, Inc.	12,619,938	0.8
172,980		Gilead Sciences, Inc.	13,355,786	0.8
338,750	(1),(2)	GlycoMimetics, Inc.	4,878,000	0.3
105,770		Goldman Sachs Group, Inc.	23,717,865	1.4
135,590	(1)	Incyte Corp., Ltd.	9,366,557	0.6
201,100		Intuit, Inc.	45,730,140	2.8
158,390	(1),(2)	Ionis Pharmaceuticals, Inc.	8,169,756	0.5
72,240	(1)	Loxo Oncology, Inc.	12,340,759	0.8
313,640	(1)	MacroGenics, Inc.	6,724,442	0.4
612,850		Maxim Integrated Products	34,558,612	2.1
40,309	(1)	Mirati Therapeutics, Inc.	1,898,554	0.1
690,040	(2)	Newell Brands, Inc.	14,007,812	0.9
324,212	(1)	PayPal Holdings, Inc.	28,478,782	1.7
220,660		S&P Global, Inc.	43,114,757	2.6

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
106,680	(1)	Sage Therapeutics, Inc.	$15,068,550	0.9
190,900		Tiffany & Co.	24,620,373	1.5
110,400	(1),(2)	Uniqure B.V.	4,017,456	0.2
168,410		United Parcel Service, Inc. - Class B	19,661,868	1.2
210,170		Walt Disney Co.	24,577,280	1.5
97,980		Zimmer Biomet Holdings, Inc.	12,881,431	0.8
			795,029,006	48.4

		Total Common Stock
		(Cost $866,141,563)	1,594,461,301	97.0

PREFERRED STOCK: 1.5%
		Germany: 1.5%
310,794		Bayerische Motoren Werke AG	24,375,782	1.5

		India: 0.0%
2,078,904	(1)	Zee Entertainment Enterprises Ltd.	224,553	0.0

		Total Preferred Stock
		(Cost $11,905,168)	24,600,335	1.5

		Total Long-Term Investments
		(Cost $878,046,731)	1,619,061,636	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateral(3): 1.7%
6,682,695	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $6,683,942, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,816,349, due 10/25/18-08/20/68)	6,682,695	0.4
1,405,069	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $1,405,329, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $1,433,170, due 05/23/19-09/09/49)	1,405,069	0.1
6,682,695	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $6,683,942, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,816,349, due 09/30/18-08/20/68)	6,682,695	0.4
6,682,695	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $6,683,936, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $6,816,349, due 10/04/18-09/09/49)	6,682,695	0.4
6,682,695	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $6,684,074, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,817,302, due 04/15/20-02/15/48)	6,682,695	0.4
		28,135,849	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
23,461,287	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
	(Cost $23,461,287)	23,461,287	1.4

	Total Short-Term Investments
	(Cost $51,597,136)	51,597,136	3.1

	Total Investments in Securities (Cost $929,643,867)	$1,670,658,772	101.6
	Liabilities in Excess of Other Assets	(26,902,860)	(1.6)
	Net Assets	$1,643,755,912	100.0

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

Sector Diversification	Percentage of Net Assets
Information Technology	18.3%
Financials	16.5
Industrials	14.7
Health Care	14.6
Consumer Discretionary	14.2
Communication Services	12.8
Consumer Staples	4.1
Real Estate	1.4
Materials	1.0
Energy	0.9
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
China	$33,235,343	$–	$–	$33,235,343
Denmark	–	10,393,958	–	10,393,958
France	–	100,848,798	–	100,848,798
Germany	–	121,752,907	–	121,752,907
India	18,131,346	23,662,320	–	41,793,666
Italy	–	4,367,667	–	4,367,667
Japan	–	225,533,498	–	225,533,498
Netherlands	–	58,785,703	–	58,785,703
Spain	–	31,378,463	–	31,378,463
Sweden	–	18,631,697	–	18,631,697
Switzerland	–	40,205,730	–	40,205,730
United Kingdom	14,198,140	98,306,725	–	112,504,865
United States	795,029,006	–	–	795,029,006
Total Common Stock	860,593,835	733,867,466	–	1,594,461,301
Preferred Stock	224,553	24,375,782	–	24,600,335
Short-Term Investments	23,461,287	28,135,849	–	51,597,136
Total Investments, at fair value	$884,279,675	$786,379,097	$–	$1,670,658,772

(1)	For the period ended September 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2018, securities valued at $18,209,435 were transferred from Level 1 to Level 2 within the fair value hierarchy.

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $946,096,624.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$767,536,537
Gross Unrealized Depreciation	(42,984,459)

Net Unrealized Appreciation	$724,552,078

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 79.0%
		Basic Materials: 7.0%
300,000	(1)	Ausdrill Finance Pty Ltd., 6.875%, 11/01/2019	$300,390	0.3
400,000	(1)	Century Aluminum Co., 7.500%, 06/01/2021	406,000	0.4
539,000		CF Industries, Inc., 3.450%, 06/01/2023	521,482	0.5
400,000		Chemours Co/The, 7.000%, 05/15/2025	426,196	0.4
425,000		Coeur Mining, Inc., 5.875%, 06/01/2024	406,406	0.4
130,000		Commercial Metals Co., 5.375%, 07/15/2027	122,525	0.1
475,000	(1)	Commercial Metals Co., 5.750%, 04/15/2026	461,937	0.5
225,000	(1)	First Quantum Minerals Ltd., 6.875%, 03/01/2026	205,031	0.2
250,000	(1)	GCP Applied Technologies, Inc., 5.500%, 04/15/2026	246,250	0.2
60,000		Hexion, Inc., 6.625%, 04/15/2020	56,550	0.1
247,000	(1)	Hudbay Minerals, Inc., 7.250%, 01/15/2023	255,055	0.3
125,000	(1)	Hudbay Minerals, Inc., 7.625%, 01/15/2025	129,687	0.1
534,000	(1)	Ingevity Corp., 4.500%, 02/01/2026	510,477	0.5
435,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.000%, 04/15/2025	449,137	0.5
125,000	(1)	NOVA Chemicals Corp., 4.875%, 06/01/2024	120,813	0.1
450,000	(1)	NOVA Chemicals Corp., 5.000%, 05/01/2025	428,625	0.4
130,000	(1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.750%, 04/30/2026	123,338	0.1
370,000	(1)	OCI NV, 6.625%, 04/15/2023	384,338	0.4
430,000		Olin Corp., 5.000%, 02/01/2030	403,663	0.4
500,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	511,250	0.5
621,000		United States Steel Corp., 6.250%, 03/15/2026	617,119	0.6
			7,086,269	7.0

		Communications: 11.7%
200,000	(1)	Altice Financing SA, 6.625%, 02/15/2023	202,000	0.2
200,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	206,000	0.2
200,000	(1)	Altice US Finance I Corp., 5.375%, 07/15/2023	202,750	0.2
210,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	197,904	0.2
505,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	500,581	0.5
310,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	311,937	0.3
280,000		CenturyLink, Inc., 6.450%, 06/15/2021	291,550	0.3
155,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	149,575	0.1
120,000	(1)	CommScope, Inc., 5.000%, 06/15/2021	121,032	0.1
200,000	(1)	CSC Holdings LLC, 5.375%, 02/01/2028	191,500	0.2
400,000	(1)	CSC Holdings LLC, 5.500%, 04/15/2027	390,152	0.4
102,000		DISH DBS Corp., 5.875%, 07/15/2022	99,896	0.1
100,000	(1)	Frontier Communications Corp., 8.500%, 04/01/2026	94,875	0.1
555,000		Frontier Communications Corp., 8.750%, 04/15/2022	460,650	0.4
330,000		Frontier Communications Corp., 11.000%, 09/15/2025	258,954	0.3
250,000	(1)	Gray Television, Inc., 5.125%, 10/15/2024	242,188	0.2
249,000	(1)	Gray Television, Inc., 5.875%, 07/15/2026	247,444	0.2
415,000		Hughes Satellite Systems Corp., 5.250%, 08/01/2026	407,094	0.4
690,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	680,547	0.7
530,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	474,350	0.5
526,000		Netflix, Inc., 4.375%, 11/15/2026	496,796	0.5
350,000		Quebecor Media, Inc., 5.750%, 01/15/2023	361,813	0.4
305,000	(1)	Sinclair Television Group, Inc., 5.875%, 03/15/2026	298,549	0.3
322,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	311,442	0.3
200,000		Sprint Corp., 7.125%, 06/15/2024	208,250	0.2
1,660,000		Sprint Corp., 7.250%, 09/15/2021	1,757,525	1.7
95,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	95,950	0.1
130,000		T-Mobile USA, Inc., 6.000%, 03/01/2023	134,323	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
250,000		T-Mobile USA, Inc., 6.000%, 04/15/2024	$259,875	0.3
70,000		T-Mobile USA, Inc., 6.500%, 01/15/2024	72,888	0.1
450,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	472,590	0.5
480,000	(1)	Videotron Ltd., 5.375%, 06/15/2024	495,000	0.5
249,000	(1)	Wind Tre SpA, 5.000%, 01/20/2026	217,789	0.2
335,000	(1)	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/2025	323,275	0.3
317,000	(1)	Windstream Services LLC / Windstream Finance Corp., 8.750%, 12/15/2024	168,010	0.2
200,000	(1)	Windstream Services LLC / Windstream Finance Corp., 10.500%, 06/30/2024	172,000	0.2
375,000		Windstream Services LLC, 6.375%, 08/01/2023	202,500	0.2
			11,779,554	11.7

		Consumer, Cyclical: 11.9%
280,000		American Axle & Manufacturing, Inc., 6.250%, 03/15/2026	275,800	0.3
200,000	(1)	Aramark Services, Inc., 5.000%, 02/01/2028	196,500	0.2
225,000		Beazer Homes USA, Inc., 5.875%, 10/15/2027	192,375	0.2
570,000		Beazer Homes USA, Inc., 6.750%, 03/15/2025	529,986	0.5
70,000		Beazer Homes USA, Inc., 8.750%, 03/15/2022	74,200	0.1
128,000	(1)	Delta Merger Sub, Inc., 6.000%, 09/15/2026	129,920	0.1
197,000		Eldorado Resorts, Inc., 6.000%, 04/01/2025	200,201	0.2
235,000	(1)	Enterprise Development Authority/The, 12.000%, 07/15/2024	227,362	0.2
650,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/2021	585,000	0.6
360,000		Global Partners L.P. / GLP Finance Corp., 7.000%, 06/15/2023	366,300	0.4
148,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	150,498	0.1
279,000	(1)	Golden Nugget, Inc., 8.750%, 10/01/2025	293,168	0.3
350,000		Goodyear Tire & Rubber Co/The, 5.000%, 05/31/2026	330,400	0.3
203,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	203,000	0.2
165,000		Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/2024	169,744	0.2
205,000	(1)	International Game Technology PLC, 6.250%, 01/15/2027	208,075	0.2
100,000	(1)	JC Penney Corp., Inc., 5.875%, 07/01/2023	88,500	0.1
400,000		KB Home, 7.000%, 12/15/2021	423,000	0.4
245,000		KB Home, 7.500%, 09/15/2022	265,519	0.3
205,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	203,848	0.2
205,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	205,154	0.2
250,000		Lennar Corp., 4.500%, 06/15/2019	252,187	0.2
1,099,000		Lennar Corp., 4.750%, 11/15/2022	1,108,616	1.1
130,000		Lennar Corp., 5.375%, 10/01/2022	133,900	0.1
200,000	(1)	LHMC Finco Sarl, 7.875%, 12/20/2023	204,190	0.2
100,000		LKQ Corp., 4.750%, 05/15/2023	100,676	0.1
220,000		MDC Holdings, Inc., 5.500%, 01/15/2024	220,550	0.2
230,000		Meritage Homes Corp., 5.125%, 06/06/2027	212,750	0.2
240,000		Meritage Homes Corp., 6.000%, 06/01/2025	244,200	0.2
145,000		Meritage Homes Corp., 7.000%, 04/01/2022	156,419	0.2
245,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	202,049	0.2
280,000		PulteGroup, Inc., 5.000%, 01/15/2027	266,350	0.3
200,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	190,500	0.2
595,000		Scientific Games International, Inc., 10.000%, 12/01/2022	632,675	0.6
250,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	273,213	0.3
365,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	361,350	0.4

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
150,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 04/15/2023	$151,875	0.2
400,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	384,500	0.4
455,000		Titan International, Inc., 6.500%, 11/30/2023	441,066	0.4
433,000		TRI Pointe Group, Inc., 5.250%, 06/01/2027	386,994	0.4
357,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	349,253	0.3
305,000	(1)	Viking Cruises Ltd, 6.250%, 05/15/2025	306,525	0.3
150,000	(1)	VOC Escrow Ltd., 5.000%, 02/15/2028	144,906	0.1
			12,043,294	11.9

		Consumer, Non-cyclical: 11.3%
200,000	(1)	Ashtead Capital, Inc., 4.125%, 08/15/2025	191,000	0.2
225,000		BioScrip, Inc., 8.875%, 02/15/2021	214,312	0.2
446,000	(1)	Brink's Co/The, 4.625%, 10/15/2027	412,550	0.4
215,000	(1)	C&S Group Enterprises LLC, 5.375%, 07/15/2022	213,925	0.2
250,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	240,000	0.2
250,000	(1)	Carriage Services, Inc., 6.625%, 06/01/2026	256,875	0.2
590,000	(1)	Centene Corp., 5.375%, 06/01/2026	606,225	0.6
85,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	81,069	0.1
270,000	(1)	Endo Finance LLC, 5.750%, 01/15/2022	253,462	0.2
200,000	(1)	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/2025	173,400	0.2
171,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	168,007	0.2
738,000		HCA, Inc., 5.375%, 02/01/2025	754,605	0.7
35,000	(1)	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.750%, 11/01/2024	37,538	0.0
416,000		Horizon Pharma, Inc., 6.625%, 05/01/2023	426,400	0.4
400,000		Ingles Markets, Inc., 5.750%, 06/15/2023	407,000	0.4
400,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	398,000	0.4
345,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	352,331	0.3
208,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	197,600	0.2
259,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	249,935	0.2
755,000	(1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 9.250%, 05/15/2023	809,360	0.8
80,000	(1)	Pyxus International, Inc., 8.500%, 04/15/2021	83,600	0.1
58,000		Pyxus International, Inc., 9.875%, 07/15/2021	56,622	0.1
365,000	(1)	RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/2023	385,075	0.4
235,000	(1)	Team Health Holdings, Inc., 6.375%, 02/01/2025	204,450	0.2
360,000		Tenet Healthcare Corp., 4.375%, 10/01/2021	360,241	0.4
60,000		United Rentals North America, Inc., 4.625%, 10/15/2025	58,350	0.1
60,000		United Rentals North America, Inc., 4.875%, 01/15/2028	56,400	0.1
470,000		United Rentals North America, Inc., 5.750%, 11/15/2024	484,453	0.5
70,000		Universal Hospital Services, Inc., 7.625%, 08/15/2020	70,343	0.1
100,000	(1)	Bausch Health Cos, Inc./US, 8.500%, 01/31/2027	105,250	0.1
200,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	200,400	0.2
1,859,000	(1)	Bausch Health Cos, Inc., 5.875%, 05/15/2023	1,811,596	1.8
95,000	(1)	Bausch Health Cos, Inc., 6.500%, 03/15/2022	99,038	0.1
125,000	(1)	Bausch Health Cos, Inc., 7.000%, 03/15/2024	132,375	0.1
388,000	(1)	Verscend Escrow Corp., 9.750%, 08/15/2026	401,095	0.4
496,000		WellCare Health Plans, Inc., 5.250%, 04/01/2025	505,300	0.5
			11,458,182	11.3

		Energy: 16.8%
150,000		Alta Mesa Holdings L.P. / Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	143,250	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
200,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	$205,086	0.2
300,000		Andeavor, 5.375%, 10/01/2022	305,337	0.3
212,000		Antero Resources Corp., 5.000%, 03/01/2025	214,385	0.2
525,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 04/01/2021	530,250	0.5
50,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 10/01/2022	50,687	0.0
355,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/2022	366,094	0.4
155,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	158,681	0.2
102,000	(1)	Calfrac Holdings L.P., 8.500%, 06/15/2026	95,625	0.1
350,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/2021	350,000	0.3
175,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/2023	175,875	0.2
230,000	(1)	Chaparral Energy, Inc., 8.750%, 07/15/2023	230,000	0.2
518,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	521,237	0.5
100,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	105,250	0.1
465,000	(1)	Cheniere Energy Partners L.P., 5.625%, 10/01/2026	468,929	0.5
104,000	(1)	Chesapeake Energy Corp., 8.000%, 12/15/2022	109,200	0.1
155,000	(1)	Comstock Escrow Corp., 9.750%, 08/15/2026	155,046	0.2
249,000	(1)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/2025	253,669	0.2
90,000		DCP Midstream Operating L.P., 2.700%, 04/01/2019	90,000	0.1
102,000		DCP Midstream Operating L.P., 3.875%, 03/15/2023	99,960	0.1
120,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	122,400	0.1
325,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	312,406	0.3
285,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	288,562	0.3
200,000		Energy Transfer Equity L.P., 4.250%, 03/15/2023	199,250	0.2
295,000		Energy Transfer Equity L.P., 5.875%, 01/15/2024	311,225	0.3
60,000		EnLink Midstream Partners L.P., 5.050%, 04/01/2045	49,887	0.0
174,000		EnLink Midstream Partners L.P., 5.600%, 04/01/2044	155,265	0.2
90,000		Ensco PLC, 7.750%, 02/01/2026	89,662	0.1
150,000		Exterran Energy Solutions L.P. / EES Finance Corp., 8.125%, 05/01/2025	157,125	0.2
392,000		FTS International, Inc., 6.250%, 05/01/2022	377,790	0.4
210,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.250%, 05/15/2026	200,550	0.2
233,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.500%, 10/01/2025	228,631	0.2
100,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.750%, 08/01/2022	102,500	0.1
494,000	(1)	Great Western Petroleum LLC / Great Western Finance Corp., 9.000%, 09/30/2021	489,060	0.5
300,000		Gulfport Energy Corp., 6.000%, 10/15/2024	294,000	0.3
10,000		Gulfport Energy Corp., 6.625%, 05/01/2023	10,225	0.0
196,000		Halcon Resources Corp., 6.750%, 02/15/2025	189,140	0.2
350,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	355,250	0.4
230,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/2025	232,013	0.2
361,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	351,073	0.3

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
173,000	(1)	Jagged Peak Energy LLC, 5.875%, 05/01/2026	$172,568	0.2
100,000	(1)	MEG Energy Corp., 6.500%, 01/15/2025	99,500	0.1
220,000	(1)	MEG Energy Corp., 7.000%, 03/31/2024	201,300	0.2
250,000		Murphy Oil USA, Inc., 6.000%, 08/15/2023	258,125	0.3
262,000	(1)	Neptune Energy Bondco PLC, 6.625%, 05/15/2025	261,345	0.3
162,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	164,025	0.2
313,000		Oasis Petroleum, Inc., 6.875%, 03/15/2022	318,862	0.3
230,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.375%, 01/15/2025	231,725	0.2
200,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	201,000	0.2
210,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 6.250%, 06/01/2024	219,450	0.2
400,000		PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023	418,000	0.4
400,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	410,500	0.4
200,000	(1)	Precision Drilling Corp., 7.125%, 01/15/2026	206,000	0.2
220,000		QEP Resources, Inc., 5.625%, 03/01/2026	211,200	0.2
275,000		Range Resources Corp., 5.000%, 03/15/2023	271,563	0.3
130,000		Resolute Energy Corp., 8.500%, 05/01/2020	130,325	0.1
55,000		Sanchez Energy Corp., 6.125%, 01/15/2023	31,900	0.0
110,000	(1)	Sanchez Energy Corp., 7.250%, 02/15/2023	108,763	0.1
360,000		Sanchez Energy Corp., 7.750%, 06/15/2021	253,800	0.3
85,000		SESI LLC, 7.750%, 09/15/2024	87,019	0.1
517,000	(1)	Shelf Drilling Holdings Ltd., 8.250%, 02/15/2025	534,449	0.5
27,000		SM Energy Co., 6.125%, 11/15/2022	27,945	0.0
260,000		SM Energy Co., 6.750%, 09/15/2026	271,375	0.3
250,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	248,125	0.2
100,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	96,250	0.1
335,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	328,719	0.3
84,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	82,068	0.1
215,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/2023	218,494	0.2
300,000	(1)	TerraForm Power Operating LLC, 4.250%, 01/31/2023	294,000	0.3
205,000	(1)	TerraForm Power Operating LLC, 5.000%, 01/31/2028	191,419	0.2
211,000	(1)	Trinidad Drilling Ltd, 6.625%, 02/15/2025	209,945	0.2
200,000		Whiting Petroleum Corp., 5.750%, 03/15/2021	205,500	0.2
125,000		Whiting Petroleum Corp., 6.625%, 01/15/2026	130,469	0.1
330,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	335,581	0.3
150,000		Williams Cos, Inc./The, 5.750%, 06/24/2044	160,856	0.2
200,000		WPX Energy, Inc., 5.250%, 09/15/2024	202,364	0.2
80,000		WPX Energy, Inc., 8.250%, 08/01/2023	91,200	0.1
			17,030,304	16.8

		Financial: 8.4%
500,000	(1)	Alliance Data Systems Corp., 5.875%, 11/01/2021	511,250	0.5
200,000		Ally Financial, Inc., 4.625%, 05/19/2022	201,996	0.2
280,000		Ally Financial, Inc., 4.625%, 03/30/2025	278,950	0.3
300,000	(1)	Avation Capital SA, 6.500%, 05/15/2021	302,250	0.3
500,000	(2)	Barclays PLC, 7.750%, 12/31/2199	502,500	0.5
235,000	(2)	Credit Suisse Group AG, 7.125%, 12/31/2199	241,169	0.2
190,000		CyrusOne L.P. / CyrusOne Finance Corp., 5.000%, 03/15/2024	194,037	0.2
40,000		CyrusOne L.P. / CyrusOne Finance Corp., 5.375%, 03/15/2027	41,000	0.0
195,000		Equinix, Inc., 5.375%, 04/01/2023	201,082	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financial: (continued)
	405,000	(1)	Freedom Mortgage Corp., 8.125%, 11/15/2024	$394,875	0.4
	515,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	502,125	0.5
	260,000	(1)	Iron Mountain US Holdings, Inc., 5.375%, 06/01/2026	246,220	0.2
	300,000		Iron Mountain, Inc., 5.750%, 08/15/2024	297,600	0.3
	250,000	(1)	Kendall Re Ltd., 7.431%, (US0003M + 5.250%), 05/06/2024	250,437	0.3
	250,000		Kennedy-Wilson, Inc., 5.875%, 04/01/2024	247,500	0.3
	250,000	(1)	Kilimanjaro Re Ltd. (Cat Bond), 11.434%, (T-BILL 3MO + 9.250%), 12/06/2019	255,387	0.3
	130,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	126,031	0.1
	185,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	187,682	0.2
	117,000	(1)	Nationstar Mortgage Holdings, Inc., 8.125%, 07/15/2023	122,827	0.1
	575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/2021	577,128	0.6
	125,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/2022	125,078	0.1
	295,000	(1)	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022	301,638	0.3
	343,000	(1)	Provident Funding Associates L.P. / PFG Finance Corp., 6.375%, 06/15/2025	344,715	0.3
	120,000	(1)	Quicken Loans, Inc., 5.750%, 05/01/2025	120,450	0.1
	600,000	(2)	Royal Bank of Scotland Group PLC, 8.000%, 12/31/2199	637,128	0.6
	200,000	(1),(2)	Societe Generale SA, 7.375%, 12/31/2199	206,750	0.2
	250,000	(1)	Tailwind Re Ltd. 2017-1, 9.434%, (T-BILL 3MO + 7.250%), 01/08/2025	250,713	0.3
	235,000	(2)	UBS Group Funding Switzerland AG, 7.125%, 12/31/2199	246,969	0.2
	335,000	(1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.000%, 04/15/2023	325,787	0.3
	250,000	(1)	Ursa Re Ltd 2017-2 D (Cat Bond), 5.250%, (T-BILL 3MO + 5.250%), 12/10/2020	251,638	0.3
				8,492,912	8.4

			Industrial: 7.3%
	68,000		Air Transport Services Group, Inc., 1.125%, 10/15/2024	65,185	0.1
	525,000	(1)	American Woodmark Corp., 4.875%, 03/15/2026	503,016	0.5
	250,000	(1)	Amsted Industries, Inc., 5.000%, 03/15/2022	251,250	0.2
	250,000	(1)	Amsted Industries, Inc., 5.375%, 09/15/2024	248,750	0.2
EUR	100,000	(3)	ARD Finance SA, 6.625% (PIK Rate 7.375%, Cash Rate 0.000%), 09/15/2023	119,949	0.1
	100,000	(3)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	101,500	0.1
	80,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/2023	79,500	0.1
	220,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/2025	216,590	0.2
	90,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	94,500	0.1
	384,000		Ball Corp., 5.250%, 07/01/2025	398,400	0.4
EUR	160,000		Belden, Inc., 3.875%, 03/15/2028	184,207	0.2
	275,000	(1)	BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.250%, 03/15/2024	289,266	0.3
	249,000	(1)	Builders FirstSource, Inc., 5.625%, 09/01/2024	240,285	0.2
	640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	699,200	0.7
	110,000	(1)	DAE Funding LLC, 4.500%, 08/01/2022	107,525	0.1
	150,000		Engility Corp., 8.875%, 09/01/2024	163,687	0.2
	100,000		EnPro Industries, Inc., 5.875%, 09/15/2022	102,375	0.1
	600,000		Fly Leasing Ltd., 6.375%, 10/15/2021	619,500	0.6
	416,000	(1)	GFL Environmental, Inc., 5.375%, 03/01/2023	392,080	0.4
	215,000	(1)	Itron, Inc., 5.000%, 01/15/2026	206,937	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
225,000	(1)	Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025	$232,099	0.2
265,000		MasTec, Inc., 4.875%, 03/15/2023	264,337	0.3
400,000	(1)	Novelis Corp., 5.875%, 09/30/2026	391,500	0.4
150,000		Park-Ohio Industries, Inc., 6.625%, 04/15/2027	154,500	0.2
125,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	114,688	0.1
175,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	178,391	0.2
96,911		Reynolds Group Issuer, Inc., 5.750%, 10/15/2020	97,274	0.1
240,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	244,500	0.2
200,000	(1)	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/01/2021	175,000	0.2
325,000	(1)	Tervita Escrow Corp., 7.625%, 12/01/2021	336,781	0.3
150,000	(1)	Waste Pro USA, Inc., 5.500%, 02/15/2026	147,000	0.1
			7,419,772	7.3

		Technology: 2.4%
177,000		Diebold Nixdorf, Inc., 8.500%, 04/15/2024	127,440	0.1
570,000	(1)	First Data Corp., 5.750%, 01/15/2024	579,405	0.6
155,000	(1)	First Data Corp., 7.000%, 12/01/2023	161,781	0.2
250,000		GCI, Inc., 6.750%, 06/01/2021	253,455	0.2
200,000	(4),(5),(6)	Midway Games, Inc., 0.000%, 06/01/2021	–	–
160,000	(1)	MSCI, Inc., 4.750%, 08/01/2026	159,200	0.1
265,000		NCR Corp., 5.000%, 07/15/2022	264,172	0.3
160,000		NCR Corp., 6.375%, 12/15/2023	163,400	0.2
200,000	(1)	Open Text Corp., 5.875%, 06/01/2026	206,876	0.2
200,000	(1)	IQVIA, Inc., 5.000%, 10/15/2026	196,650	0.2
335,000	(1)	Rackspace Hosting, Inc., 8.625%, 11/15/2024	327,044	0.3
			2,439,423	2.4

		Utilities: 2.2%
200,000	(1)	Calpine Corp., 5.250%, 06/01/2026	186,000	0.2
580,000		Calpine Corp., 5.750%, 01/15/2025	515,475	0.5
303,000	(1)	Clearway Energy Operating LLC, 5.750%, 10/15/2025	306,409	0.3
65,000	(1)	NextEra Energy Operating Partners L.P., 4.250%, 09/15/2024	63,944	0.1
385,000		NRG Energy, Inc., 6.625%, 01/15/2027	405,982	0.4
178,875	(1)	NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/2025	196,986	0.2
350,000		Talen Energy Supply LLC, 4.600%, 12/15/2021	301,000	0.3
216,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	218,700	0.2
			2,194,496	2.2

	Total Corporate Bonds/Notes
	(Cost $80,462,063)		79,944,206	79.0

OTHER(7): –%
		Communications: –%
365,000	(4),(5),(6)	Avaya, Inc. (Escrow), 0.000%, 04/01/2019	–	–
1,445,000	(4),(6)	Millicom International Cellular S.A. (Escrow), 0.000%, 11/15/2026	–	–

	Total Other
	(Cost $–)		–	–

BANK LOANS: 4.3%
		Basic Materials: 0.5%
299,250		Aleris International, Inc. TL 1L, 6.992%, (US0003M + 4.750%), 02/27/2023	305,110	0.3
261,025		Caraustar Industries, Inc. - TL 1L, 7.886%, (US0003M + 5.500%), 03/14/2022	263,603	0.2
			568,713	0.5

		Cable & Satellite Television: 0.3%
269,328		Virgin Media Bristol LLC 2017 USD Term Loan, 4.658%, (US0003M + 2.500%), 01/15/2026	270,052	0.3

		Communications: 0.5%
364,594		McGraw-Hill Global Education Holdings, LLC, 6.242%, (US0003M + 4.000%), 05/04/2022	354,947	0.3
56,591		Univision Communications Inc. Term Loan C5, 4.992%, (US0003M + 2.750%), 03/15/2024	55,116	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
BANK LOANS: (continued)
		Communications: (continued)
106,950		West Corp. - TL 1L, 6.242%, (US0003M + 4.000%), 10/10/2024	$106,765	0.1
			516,828	0.5

		Consumer, Cyclical: 0.8%
126,750		American Axle & Manufacturing Holdings, Inc. - Term Loan A, 4.470%, (US0003M + 2.000%), 04/06/2024	126,948	0.1
219,289		Camping World TL B 1L, 4.870%, (US0003M + 3.750%), 11/08/2023	215,999	0.2
99,599		Federal-Mogul Holdings Corporation New Term Loan C, 5.910%, (US0003M + 3.750%), 04/15/2021	99,827	0.1
58,699		Golden Nugget, Inc. - TL 1L, 6.750%, (US0003M + 3.250%), 10/04/2023	59,022	0.1
313,912		Tower Automotive Holdings Term Loan B1, 4.875%, (US0003M + 2.750%), 03/07/2024	315,874	0.3
			817,670	0.8

		Consumer, Non-cyclical: 0.3%
385,003		Revlon Consumer Products Corp. TL B 1L, 5.886%, (US0003M + 3.500%), 09/07/2023	294,527	0.3

		Energy: 0.7%
384,000		Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 9.148%, (US0003M + 6.750%), 09/26/2025	380,160	0.4
325,000		Gavilan Resources LLC - TL 2L, 8.165%, (US0003M + 6.000%), 03/01/2024	307,937	0.3
			688,097	0.7

		Financial: 0.3%
310,033		Confie Seguros Holding II - TL B 1L, 7.492%, (US0003M + 4.750%), 04/19/2022	305,576	0.3

		Industrial: 0.5%
205,286		Builders FirstSource, Inc., 5.386%, (US0003M + 3.000%), 02/29/2024	205,763	0.2
307,940		Zekelman Industries, Inc. Term Loan B, 4.623%, (US0003M + 3.500%), 06/14/2021	308,479	0.3
			514,242	0.5

		Insurance: 0.1%
70,495		Alliant Holdings I, Inc. 2015 Term Loan B, 5.148%, (US0003M + 3.250%), 05/09/2025	70,724	0.1

		Retailers (Except Food & Drug): 0.2%
248,052		Neiman Marcus Group, Inc. - TL 1L, 5.370%, (US0003M + 3.250%), 10/25/2020	230,740	0.2

		Technology: 0.1%
122,799		DynCorp International, Inc. Term Loan B2 1L, 8.165%, (US0003M + 6.000%), 07/07/2020	123,260	0.1

	Total Bank Loans
	(Cost $4,461,970)		4,400,429	4.3

CONVERTIBLE BONDS/NOTES: 6.4%
		Communications: 1.0%
125,000		Ctrip.com International Ltd., 1.250%, 09/15/2022	122,575	0.1
319,000		DISH Network Corp., 2.375%, 03/15/2024	283,937	0.3
215,000		Finisar Corp., 0.500%, 12/15/2033	214,066	0.2
50,000		FireEye, Inc., 1.625%, 06/01/2035	45,988	0.1
325,000	(1)	Palo Alto Networks, Inc., 0.750%, 07/01/2023	341,313	0.3
			1,007,879	1.0

		Consumer, Cyclical: 0.3%
310,000		KB Home, 1.375%, 02/01/2019	315,760	0.3

		Consumer, Non-cyclical: 2.6%
432,000		Alder Biopharmaceuticals, Inc., 2.500%, 02/01/2025	463,283	0.5
242,000		Cardtronics, Inc., 1.000%, 12/01/2020	234,164	0.2
205,000		Endologix, Inc., 3.250%, 11/01/2020	143,229	0.2
390,000		Innoviva, Inc., 2.125%, 01/15/2023	396,094	0.4
400,000		Insmed, Inc., 1.750%, 01/15/2025	338,218	0.3
115,000		Macquarie Infrastructure Corp., 2.000%, 10/01/2023	103,635	0.1
205,000		Medicines Co/The, 2.500%, 01/15/2022	220,804	0.2
140,000		Medicines Co/The, 2.750%, 07/15/2023	127,668	0.1
581,000	(1)	Wright Medical Group, Inc., 1.625%, 06/15/2023	616,949	0.6
			2,644,044	2.6

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
		Energy: 0.6%
130,000		SEACOR Holdings, Inc., 3.000%, 11/15/2028	$126,683	0.1
200,000		SM Energy Co., 1.500%, 07/01/2021	219,918	0.2
260,000		Whiting Petroleum Corp., 1.250%, 04/01/2020	250,003	0.3
			596,604	0.6

		Industrial: 0.2%
182,000		Dycom Industries, Inc., 0.750%, 09/15/2021	202,764	0.2

		Technology: 1.7%
400,000	(1)	Akamai Technologies, Inc., 0.125%, 05/01/2025	394,369	0.4
110,000	(8)	Akamai Technologies, Inc., 1.520%, 02/15/2019	109,378	0.1
56,000	(1)	Envestnet, Inc., 1.750%, 06/01/2023	60,351	0.0
175,000		Microchip Technology, Inc., 1.625%, 02/15/2027	186,939	0.2
175,000		ON Semiconductor Corp., 1.625%, 10/15/2023	197,035	0.2
246,000	(1)	Pure Storage, Inc., 0.125%, 04/15/2023	285,570	0.3
110,000		Synaptics, Inc., 0.500%, 06/15/2022	105,492	0.1
205,000		Synchronoss Technologies, Inc., 0.750%, 08/15/2019	196,393	0.2
181,000	(1)	Western Digital Corp., 1.500%, 02/01/2024	167,945	0.2
			1,703,472	1.7

	Total Convertible Bonds/Notes
	(Cost $6,339,017)		6,470,523	6.4

Shares			Value	Percentage of Net Assets
COMMON STOCK: 1.7%
		Consumer Discretionary: –%
1,476	(1),(4),(9)	Perseus Holding Corp.	–	–

		Energy: 0.0%
424,441	(4),(9)	Ascent Resources - Utica LLC	5,093	0.0
93	(9)	Midstates Petroleum Co., Inc.	829	0.0
			5,922	0.0

		Financials: 0.2%
1,883		Capital One Financial Corp.	178,753	0.2

		Health Care: 1.0%
2,581		Aetna, Inc.	523,556	0.5
794		Allergan PLC	151,241	0.2
15,129	(9)	BioScrip, Inc.	46,900	0.0
1,411		Cigna Corp.	293,841	0.3
			1,015,538	1.0

		Industrials: 0.2%
2,062	(9)	United Continental Holdings, Inc.	183,642	0.2

		Information Technology: 0.1%
3,559	(9)	NCR Corp.	101,111	0.1

		Materials: 0.1%
1,018		LyondellBasell Industries NV - Class A	104,355	0.1

		Real Estate: 0.1%
5,760	(9)	Uniti Group, Inc.	116,064	0.1

	Total Common Stock
	(Cost $909,985)		1,705,385	1.7

PREFERRED STOCK: 1.5%
		Consumer Discretionary: –%
775	(1),(4),(9)	Perseus Holding Corp.	–	–

		Financials: 1.5%
470	(9)	Bank of America Corp.	608,297	0.6
3,542	(2),(9),(10)	GMAC Capital Trust I	93,155	0.1
602	(9)	Wells Fargo & Co.	777,110	0.8
			1,478,562	1.5

		Health Care: 0.0%
44	(4),(9)	BioScrip, Inc.	4,326	0.0

	Total Preferred Stock
	(Cost $1,422,347)		1,482,888	1.5

WARRANTS: –%
		Energy: –%
659	(4),(9)	Midstates Petroleum Co., Inc.	–	–

		Health Care: –%
126	(4),(9)	BioScrip, Inc. - Class A	–	–
126	(4),(9)	BioScrip, Inc. - Class B	–	–
			–	–

		Industrials: –%
28	(4),(9)	Liberty Tire Recycling	–	–

	Total Warrants
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $93,595,382)		94,003,431	92.9

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
	U.S. Treasury Bills: 6.1%
1,060,200	United States Treasury Bill, 1.540%, 10/04/2018	$1,060,021	1.1
4,600,000	United States Treasury Bill, 1.880%, 10/11/2018	4,597,392	4.5
520,000	United States Treasury Bill, 1.980%, 10/18/2018	519,493	0.5
		6,176,906	6.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.0%
2,381	(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
		(Cost $2,381)	2,381	0.0

	Total Short-Term Investments
	(Cost $6,179,403)		6,179,287	6.1

	Total Investments in Securities (Cost $99,774,785)		$100,182,718	99.0
	Assets in Excess of Other Liabilities		1,034,551	1.0
	Net Assets		$101,217,269	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Defaulted security
(6)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2018, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(7)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer.
(8)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2018.
(9)	Non-income producing security.
(10)	Preferred Stock may be called prior to convertible date.
(11)	Rate shown is the 7-day yield as of September 30, 2018.

EUR	EU Euro

Reference Rate Abbreviations:
T-BILL 3MO	3-month U.S. Treasury Bill
US0003M	3-month LIBOR

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–
Energy	829	–	5,093	5,922
Financials	178,753	–	–	178,753
Health Care	1,015,538	–	–	1,015,538
Industrials	183,642	–	–	183,642
Information Technology	101,111	–	–	101,111
Materials	104,355	–	–	104,355
Real Estate	116,064	–	–	116,064
Total Common Stock	1,700,292	–	5,093	1,705,385
Preferred Stock	1,478,562	–	4,326	1,482,888
Warrants	–	–	–	–
Corporate Bonds/Notes	–	79,944,206	–	79,944,206
Bank Loans	–	4,400,429	–	4,400,429
Other	–	–	–	–
Convertible Bonds/Notes	–	6,470,523	–	6,470,523
Short-Term Investments	2,381	6,176,906	–	6,179,287
Total Investments, at fair value	$3,181,235	$96,992,064	$9,419	$100,182,718
Other Financial Instruments+
Centrally Cleared Swaps	–	23,684	–	23,684
Total Assets	$3,181,235	$97,015,748	$9,419	$100,206,402
Liabilities Table
Other Financial Instruments+
Futures	$(15,388)	$–	$–	$(15,388)
Total Liabilities	$(15,388)	$–	$–	$(15,388)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2018, VY® Pioneer High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Avaya, Inc. (Escrow)	12/20/2017	$–	$–
Midway Games, Inc.	11/14/2016	–	–
Millicom International Cellular S.A. (Escrow)	8/9/2017	–	–
		$–	$–

At September 30, 2018, the following futures contracts were outstanding for VY® Pioneer High Yield Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
S&P 500® E-Mini	(12)	12/21/18	$(1,751,400)	$(15,388)
			$(1,751,400)	$(15,388)

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the following centrally cleared credit default swaps were outstanding for VY® Pioneer High Yield Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 23, Version 6	Sell	5.000	12/20/19	USD	1,067,605	$48,618	$887
CDX North American High Yield Index, Series 25, Version 4	Sell	5.000	12/20/20	USD	1,982,400	132,731	22,797
						$181,349	$23,684

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Payments received quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Credit contracts	Credit default swaps	$23,684
Total Asset Derivatives		$23,684

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$15,388
Total Liability Derivatives		$15,388

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $99,925,648.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,815,153
Gross Unrealized Depreciation	(2,392,127)

Net Unrealized Appreciation	$423,026

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Communication Services: 2.0%
32,194		Altice USA, Inc.	$583,999	0.0
18,100	(1)	Electronic Arts, Inc.	2,180,869	0.2
24,500	(1)	IAC/InterActiveCorp	5,309,640	0.5
38,400		Interpublic Group of Cos., Inc.	878,208	0.1
31,000	(1)	Live Nation Entertainment, Inc.	1,688,570	0.2
58,000	(1),(2)	Match Group, Inc.	3,358,780	0.3
22,200		Omnicom Group	1,510,044	0.1
12,200	(1)	Take-Two Interactive Software, Inc.	1,683,478	0.2
65,600	(1)	Zayo Group Holdings, Inc.	2,277,632	0.2
26,800	(1)	Zillow Group, Inc. - Class A	1,184,560	0.1
236,500	(1)	Zynga, Inc.	948,365	0.1
			21,604,145	2.0

		Consumer Discretionary: 15.1%
60,700		Aramark	2,611,314	0.2
2,600	(1)	Autozone, Inc.	2,016,820	0.2
20,900	(1)	Bright Horizons Family Solutions, Inc.	2,462,856	0.2
48,500	(1)	Burlington Stores, Inc.	7,901,620	0.7
64,500	(1)	Carmax, Inc.	4,816,215	0.5
27,400		Choice Hotels International, Inc.	2,282,420	0.2
57,000	(1)	Ctrip.com International Ltd. ADR	2,118,690	0.2
85,000		Delphi Technologies PLC	7,131,500	0.7
97,000		Dollar General Corp.	10,602,100	1.0
73,300	(1)	Dollar Tree, Inc.	5,977,615	0.6
16,300		Domino's Pizza, Inc.	4,805,240	0.4
82,000	(2)	Dunkin' Brands Group, Inc.	6,045,040	0.6
98,900		Extended Stay America, Inc.	2,000,747	0.2
13,939	(1)	Farfetch Ltd.	379,559	0.0
18,700	(2)	Ferrari NV	2,560,217	0.2
17,700	(1)	Five Below, Inc.	2,302,062	0.2
17,200	(1)	Grand Canyon Education, Inc.	1,940,160	0.2
91,133		Hilton Worldwide Holdings, Inc.	7,361,724	0.7
21,400	(1)	Lululemon Athletica, Inc.	3,477,286	0.3
5,100		MercadoLibre, Inc.	1,736,397	0.2
109,700		MGM Resorts International	3,061,727	0.3
48,500	(1)	Michaels Cos, Inc.	787,155	0.1
24,700	(1)	Mohawk Industries, Inc.	4,331,145	0.4
52,800		Newell Brands, Inc.	1,071,840	0.1
33,100	(1)	Norwegian Cruise Line Holdings Ltd.	1,900,933	0.2
1,360	(1)	NVR, Inc.	3,360,288	0.3
18,800	(1)	O'Reilly Automotive, Inc.	6,529,616	0.6
25,900	(2)	Papa John's International, Inc.	1,328,152	0.1
14,100		PVH Corp.	2,036,040	0.2
51,100		Restaurant Brands International, Inc.	3,029,208	0.3
103,800		Ross Stores, Inc.	10,286,580	1.0
23,600		Royal Caribbean Cruises Ltd.	3,066,584	0.3
116,500		Service Corp. International	5,149,300	0.5
26,300	(1)	Sotheby's	1,293,697	0.1
104,900		Tapestry, Inc.	5,273,323	0.5
32,500		Tiffany & Co.	4,191,525	0.4
60,400		Toll Brothers, Inc.	1,995,012	0.2
28,300		Tractor Supply Co.	2,571,904	0.2
19,300	(1)	Ulta Beauty, Inc.	5,444,916	0.5
9,720	(1)	Wayfair, Inc.	1,435,352	0.1
29,100	(2)	Williams-Sonoma, Inc.	1,912,452	0.2
26,700		Wynn Resorts Ltd.	3,392,502	0.3
86,000		Yum China Holdings, Inc.	3,019,460	0.3
47,500		Yum! Brands, Inc.	4,318,225	0.4
			161,316,518	15.1

		Consumer Staples: 3.4%
69,975		Brown-Forman Corp. - Class B	3,537,236	0.3
19,600		Casey's General Stores, Inc.	2,530,556	0.2
95,600		Church & Dwight Co., Inc.	5,675,772	0.5
34,000		Clorox Co.	5,113,940	0.5
57,600		Conagra Brands, Inc.	1,956,672	0.2
45,100		Hershey Co.	4,600,200	0.4
35,400	(2)	Hormel Foods Corp.	1,394,760	0.1
58,000		Keurig Dr Pepper, Inc.	1,343,860	0.1
39,700		McCormick & Co., Inc.	5,230,475	0.5
10,700		Pricesmart, Inc.	866,165	0.1
55,800	(1)	Sprouts Farmers Market, Inc.	1,529,478	0.2
51,300		Tyson Foods, Inc.	3,053,889	0.3
			36,833,003	3.4

		Energy: 1.8%
157,200		Cabot Oil & Gas Corp.	3,540,144	0.3
110,437	(1),(2)	Centennial Resource Development, Inc./DE	2,413,049	0.2
7,500		Cimarex Energy Co.	697,050	0.1
18,352	(1)	Concho Resources, Inc./Midland TX	2,803,268	0.3
15,800	(2)	Diamondback Energy, Inc.	2,136,002	0.2
22,300		HollyFrontier Corp.	1,558,770	0.1
158,100	(1),(2)	Jagged Peak Energy, Inc.	2,186,523	0.2
36,000		Oceaneering International, Inc.	993,600	0.1
44	(1),(3),(4)	Venture Global LNG, Inc. - Series B	228,800	0.0
560	(1),(3),(4)	Venture Global LNG, Inc. - Series C	2,912,000	0.3
			19,469,206	1.8

		Financials: 7.5%
23,100		Assurant, Inc.	2,493,645	0.2

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
34,400		Axis Capital Holdings Ltd.	$1,985,224	0.2
44,600		BankUnited, Inc.	1,578,840	0.1
64,833		Cboe Global Markets, Inc.	6,221,375	0.6
41,900		Discover Financial Services	3,203,255	0.3
48,400	(1)	E*Trade Financial Corp.	2,535,676	0.2
9,800		Factset Research Systems, Inc.	2,192,358	0.2
57,200		Fifth Third Bancorp	1,597,024	0.2
73,200		First Republic Bank	7,027,200	0.7
112,400		Fidelity National Financial, Inc.	4,422,940	0.4
36,100		Invesco Ltd.	825,968	0.1
72,700		Lazard Ltd.	3,499,051	0.3
10,500		MarketAxess Holdings, Inc.	1,874,145	0.2
40,600		Moody's Corp.	6,788,320	0.6
22,100		MSCI, Inc. - Class A	3,920,761	0.4
26,400		Nasdaq, Inc.	2,265,120	0.2
14,000		Northern Trust Corp.	1,429,820	0.1
21,800		Pinnacle Financial Partners, Inc.	1,311,270	0.1
75,300		Progressive Corp.	5,349,312	0.5
15,600		Signature Bank	1,791,504	0.2
8,200		State Street Corp.	686,996	0.1
11,900	(1)	SVB Financial Group	3,698,877	0.3
73,700		TD Ameritrade Holding Corp.	3,893,571	0.4
59,730		Webster Financial Corp.	3,521,681	0.3
41,700		Willis Towers Watson PLC	5,877,198	0.6
			79,991,131	7.5

		Health Care: 13.6%
57,199	(1)	Acadia Healthcare Co., Inc.	2,013,405	0.2
61,900		Agilent Technologies, Inc.	4,366,426	0.4
12,800	(1)	Agios Pharmaceuticals, Inc.	987,136	0.1
20,400	(1)	Alexion Pharmaceuticals, Inc.	2,835,804	0.3
15,000	(1)	Align Technology, Inc.	5,868,300	0.5
58,500	(1)	Alkermes PLC	2,482,740	0.2
34,500	(1)	Alnylam Pharmaceuticals, Inc.	3,019,440	0.3
15,600		AmerisourceBergen Corp.	1,438,632	0.1
6,100	(1)	Athenahealth, Inc.	814,960	0.1
63,700	(1)	BioMarin Pharmaceutical, Inc.	6,176,989	0.6
12,900	(1)	Bluebird Bio, Inc.	1,883,400	0.2
8,400	(1)	Blueprint Medicines Corp.	655,704	0.1
57,700		Bruker Corp.	1,930,065	0.2
51,584	(1)	Catalent, Inc.	2,349,651	0.2
50,100	(1)	Centene Corp.	7,253,478	0.7
42,412	(1)	Cerner Corp.	2,731,757	0.3
33,200		Cooper Cos., Inc.	9,201,380	0.9
27,800	(1)	DaVita, Inc.	1,991,314	0.2
25,510	(1)	Elanco Animal Health, Inc.	890,044	0.1
42,500	(1)	Exact Sciences Corp.	3,354,100	0.3
118,900	(1)	Exelixis, Inc.	2,106,908	0.2
20,200	(1)	FibroGen, Inc.	1,227,150	0.1
7,300	(1)	GW Pharmaceuticals PLC ADR	1,261,002	0.1
34,800	(1)	Henry Schein, Inc.	2,959,044	0.3
147,600	(1)	Hologic, Inc.	6,048,648	0.6
26,500	(1)	Idexx Laboratories, Inc.	6,615,990	0.6
3,000	(1)	Illumina, Inc.	1,101,180	0.1
60,200	(1)	Incyte Corp., Ltd.	4,158,616	0.4
24,600	(1)	IQVIA Holdings, Inc.	3,191,604	0.3
17,800	(1)	Jazz Pharmaceuticals PLC	2,992,714	0.3
3,252	(1),(2)	Madrigal Pharmaceuticals, Inc.	696,351	0.1
22,600	(1)	Medidata Solutions, Inc.	1,656,806	0.2
7,900	(1)	Mettler Toledo International, Inc.	4,810,942	0.4
28,600	(1)	Molina Healthcare, Inc.	4,252,820	0.4
25,700	(1)	Nektar Therapeutics	1,566,672	0.1
39,279	(1)	Neurocrine Biosciences, Inc.	4,829,353	0.4
20,300	(1)	Novocure Ltd.	1,063,720	0.1
37,000	(1)	QIAGEN NV	1,401,560	0.1
11,342	(1)	Sage Therapeutics, Inc.	1,602,057	0.1
14,300	(1)	Sarepta Therapeutics, Inc.	2,309,593	0.2
41,527	(1)	Seattle Genetics, Inc.	3,202,562	0.3
19,100		Steris PLC	2,185,040	0.2
17,600		Teleflex, Inc.	4,683,184	0.4
17,070	(1),(2)	Tesaro, Inc.	665,901	0.1
11,100	(1)	Ultragenyx Pharmaceutical, Inc.	847,374	0.1
18,000		Universal Health Services, Inc.	2,301,120	0.2
41,400	(1)	Veeva Systems, Inc.	4,507,218	0.4
15,164	(1)	WellCare Health Plans, Inc.	4,859,910	0.4
17,500		West Pharmaceutical Services, Inc.	2,160,725	0.2
24,450		Zoetis, Inc.	2,238,642	0.2
			145,749,131	13.6

		Industrials: 18.9%
7,200		Acuity Brands, Inc.	1,131,840	0.1
140,700	(2)	ADT, Inc.	1,321,173	0.1
66,700		Alaska Air Group, Inc.	4,592,962	0.4
50,300		Allegion Public Ltd.	4,555,671	0.4
87,000		American Airlines Group, Inc.	3,595,710	0.3
28,762		Ametek, Inc.	2,275,649	0.2
66,400		AO Smith Corp.	3,543,768	0.3
34,400		BWX Technologies, Inc.	2,151,376	0.2
30,100		CH Robinson Worldwide, Inc.	2,947,392	0.3
26,800		Cintas Corp.	5,301,308	0.5
13,800		Copa Holdings S.A.- Class A	1,101,792	0.1
70,100	(1)	Copart, Inc.	3,612,253	0.3
16,300	(1)	CoStar Group, Inc.	6,859,692	0.7

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
29,100		Donaldson Co., Inc.	$1,695,366	0.2
42,087		Equifax, Inc.	5,495,300	0.5
25,200		Expeditors International Washington, Inc.	1,852,956	0.2
15,800		Fastenal Co.	916,716	0.1
29,300		Flowserve Corp.	1,602,417	0.2
63,400		Fortive Corp.	5,338,280	0.5
76,975		Fortune Brands Home & Security, Inc.	4,030,411	0.4
25,300	(1)	Generac Holdings, Inc.	1,427,173	0.1
21,100	(1)	Genesee & Wyoming, Inc.	1,919,889	0.2
58,400		Graco, Inc.	2,706,256	0.3
47,300		Harris Corp.	8,003,633	0.8
125,600	(1)	HD Supply Holdings, Inc.	5,374,424	0.5
31,000		Hubbell, Inc.	4,140,670	0.4
14,000		Huntington Ingalls Industries, Inc.	3,585,120	0.3
21,400		IDEX Corp.	3,224,124	0.3
83,153	(1)	IHS Markit Ltd.	4,486,936	0.4
21,600		JB Hunt Transport Services, Inc.	2,569,104	0.2
31,600		Kansas City Southern	3,579,648	0.3
80,600		KAR Auction Services, Inc.	4,811,014	0.5
12,700	(1)	Kirby Corp.	1,044,575	0.1
21,700		L3 Technologies, Inc.	4,613,854	0.4
11,300		Landstar System, Inc.	1,378,600	0.1
10,400		Manpowergroup, Inc.	893,984	0.1
15,500	(1)	Middleby Corp.	2,004,925	0.2
126,400		Nielsen Holdings PLC	3,496,224	0.3
21,700		Nordson Corp.	3,014,130	0.3
18,000		Old Dominion Freight Line	2,902,680	0.3
28,300		Paccar, Inc.	1,929,777	0.2
44,100		Ritchie Bros Auctioneers, Inc.	1,593,333	0.2
30,700		Robert Half International, Inc.	2,160,666	0.2
22,400		Rockwell Automation, Inc.	4,200,448	0.4
56,174		Rollins, Inc.	3,409,200	0.3
15,000		Roper Technologies, Inc.	4,443,150	0.4
60,024		Schneider National, Inc.	1,499,400	0.1
71,100	(1)	Sensata Technologies Holding PLC	3,523,005	0.3
21,600		Snap-On, Inc.	3,965,760	0.4
16,600	(1)	Stericycle, Inc.	974,088	0.1
37,600		Textron, Inc.	2,687,272	0.3
40,700		Toro Co.	2,440,779	0.2
17,200	(1)	TransDigm Group, Inc.	6,403,560	0.6
80,300		TransUnion	5,908,474	0.6
41,741	(1)	United Continental Holdings, Inc.	3,717,453	0.4
16,000		Valmont Industries, Inc.	2,216,000	0.2
56,500	(1)	Verisk Analytics, Inc.	6,811,075	0.6
12,100	(1)	WABCO Holdings, Inc.	1,427,074	0.1
34,000		Wabtec Corp.	3,565,920	0.3
70,050		Waste Connections, Inc.	5,587,889	0.5
12,700	(2)	Watsco, Inc.	2,261,870	0.2
26,300		Xylem, Inc.	2,100,581	0.2
			201,925,769	18.9

		Information Technology: 28.8%
13,100	(1)	2U, Inc.	984,989	0.1
86,000		Amphenol Corp.	8,085,720	0.8
11,100	(1)	ANSYS, Inc.	2,072,148	0.2
93,979	(1)	Atlassian Corp. PLC	9,035,141	0.8
41,200	(1)	Autodesk, Inc.	6,431,732	0.6
97,170	(1)	Black Knight, Inc.	5,047,982	0.5
117,164		Booz Allen Hamilton Holding Corp.	5,814,849	0.5
77,900	(1)	Cadence Design Systems, Inc.	3,530,428	0.3
70,200		CDK Global, Inc.	4,391,712	0.4
64,200		CDW Corp.	5,708,664	0.5
40,000		Cognex Corp.	2,232,800	0.2
22,020	(1)	Coherent, Inc.	3,791,624	0.4
79,700	(1)	CoreLogic, Inc.	3,937,977	0.4
131,300		Corning, Inc.	4,634,890	0.4
6,853	(1),(2)	DocuSign, Inc.	360,262	0.0
51,726	(1),(2)	Dropbox, Inc.	1,387,809	0.1
18,600	(1)	Ellie Mae, Inc.	1,762,722	0.2
95,400		Entegris, Inc.	2,761,830	0.3
16,500	(1)	EPAM Systems, Inc.	2,272,050	0.2
21,900	(1)	Euronet Worldwide, Inc.	2,194,818	0.2
80,000		Fidelity National Information Services, Inc.	8,725,600	0.8
126,400	(1)	Fiserv, Inc.	10,412,832	1.0
34,400	(1)	FleetCor Technologies, Inc.	7,837,696	0.7
17,200		Flir Systems, Inc.	1,057,284	0.1
28,600	(1)	Fortinet, Inc.	2,638,922	0.2
47,600	(1)	Gartner, Inc.	7,544,600	0.7
53,100		Genpact Ltd.	1,625,391	0.2
69,700		Global Payments, Inc.	8,879,780	0.8
53,100	(1)	GoDaddy, Inc.	4,428,009	0.4
52,300	(1)	Guidewire Software, Inc.	5,282,823	0.5
11,000	(1)	IPG Photonics Corp.	1,716,770	0.2
87,650	(1)	Keysight Technologies, Inc.	5,809,442	0.5
60,100		KLA-Tencor Corp.	6,112,771	0.6
26,800		Lam Research Corp.	4,065,560	0.4
65,200		Leidos Holdings, Inc.	4,509,232	0.4
9,302		Littelfuse, Inc.	1,840,773	0.2
255,948		Marvell Technology Group Ltd.	4,939,796	0.5
142,600		Maxim Integrated Products	8,041,214	0.8
100,000	(2)	Microchip Technology, Inc.	7,891,000	0.7
24,000		Monolithic Power Systems, Inc.	3,012,720	0.3
36,700		Motorola Solutions, Inc.	4,776,138	0.4
24,600	(1)	Palo Alto Networks, Inc.	5,541,396	0.5
32,100		Paychex, Inc.	2,364,165	0.2
74,631	(1)	Pivotal Software, Inc.	1,461,275	0.1
25,900	(1)	Proofpoint, Inc.	2,753,947	0.3
101,269	(1)	Pure Storage, Inc.	2,627,931	0.2
40,567	(1)	RealPage, Inc.	2,673,365	0.2
60,600	(1)	Red Hat, Inc.	8,258,568	0.8

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
127,900		Sabre Corp.	$3,335,632	0.3
49,000	(1)	ServiceNow, Inc.	9,585,870	0.9
11,100	(1)	Shopify, Inc.	1,825,506	0.2
98,700		Skyworks Solutions, Inc.	8,953,077	0.8
48,700	(1)	Splunk, Inc.	5,888,317	0.6
104,500		SS&C Technologies Holdings, Inc.	5,938,735	0.6
187,000		Symantec Corp.	3,979,360	0.4
51,700	(1)	Synopsys, Inc.	5,098,137	0.5
40,519	(1)	Tableau Software, Inc.	4,527,593	0.4
18,500	(1)	Twilio, Inc.	1,596,180	0.1
16,700	(1)	Tyler Technologies, Inc.	4,092,502	0.4
19,200	(1)	Ultimate Software Group, Inc.	6,186,048	0.6
31,900	(1)	VeriSign, Inc.	5,107,828	0.5
20,999	(1)	WEX, Inc.	4,215,759	0.4
45,447	(1)	Workday, Inc.	6,634,353	0.6
94,300	(1)	Worldpay, Inc.	9,549,761	0.9
79,000		Xilinx, Inc.	6,333,430	0.6
32,400	(1)	Zendesk, Inc.	2,300,400	0.2
			308,417,635	28.8

		Materials: 4.2%
16,500		Air Products & Chemicals, Inc.	2,756,325	0.3
55,500	(1)	Axalta Coating Systems Ltd.	1,618,380	0.1
187,300		Ball Corp.	8,239,327	0.8
25,100		Celanese Corp.	2,861,400	0.3
47,800		CF Industries Holdings, Inc.	2,602,232	0.2
24,100		Eagle Materials, Inc.	2,054,284	0.2
44,900		International Paper Co.	2,206,835	0.2
33,400		PolyOne Corp.	1,460,248	0.1
26,100		PPG Industries, Inc.	2,848,293	0.3
58,300		RPM International, Inc.	3,786,002	0.4
87,700		Sealed Air Corp.	3,521,155	0.3
115,729		Valvoline, Inc.	2,489,331	0.2
64,900		Vulcan Materials Co.	7,216,880	0.7
76,600		Wheaton Precious Metals Corp.	1,340,500	0.1
			45,001,192	4.2

		Real Estate: 2.2%
33,195		American Campus Communities, Inc.	1,366,306	0.1
55,900		CubeSmart	1,594,827	0.2
4,115		Equinix, Inc.	1,781,342	0.2
10,300		Federal Realty Investment Trust	1,302,641	0.1
48,400		Iron Mountain, Inc.	1,670,768	0.2
14,000		Jones Lang LaSalle, Inc.	2,020,480	0.2
86,900		MGM Growth Properties LLC	2,562,681	0.2
47,350	(1)	SBA Communications Corp.	7,605,831	0.7
12,700		SL Green Realty Corp.	1,238,631	0.1
117,915		VEREIT, Inc.	856,063	0.1
18,276	(1),(3),(4)	WeWork Companies, Inc. - Class A	1,201,464	0.1
			23,201,034	2.2

		Utilities: 0.9%
38,526		American Water Works Co., Inc.	3,389,132	0.3
43,700		Atmos Energy Corp.	4,103,867	0.4
79,600		NiSource, Inc.	1,983,632	0.2
			9,476,631	0.9

	Total Common Stock
	(Cost $714,168,378)		1,052,985,395	98.4

PREFERRED STOCK: 1.4%
		Communication Services: 0.4%
32,391	(1),(3),(4)	AirBNB, Inc. - Series D	3,803,027	0.4
3,719	(1),(3),(4)	AirBNB, Inc. - Series E	436,648	0.0
			4,239,675	0.4

		Information Technology: 0.4%
58,160	(1),(3),(4)	Slack Technologies, Inc., - Series H	692,412	0.1
353,970	(1),(3),(4)	Tanium, Inc. - Series G	3,077,274	0.3
			3,769,686	0.4

		Real Estate: 0.6%
44,396	(1),(3),(4)	WeWork Companies, Inc. - Series D-1	2,918,593	0.3
34,882	(1),(3),(4)	WeWork Companies, Inc. - Series D-2	2,293,143	0.2
24,709	(1),(3),(4)	WeWork Companies, Inc. - Series E	1,624,369	0.1
			6,836,105	0.6

	Total Preferred Stock
	(Cost $6,247,318)		14,845,466	1.4

	Total Long-Term Investments
	(Cost $720,415,696)		1,067,830,861	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateral(5): 2.1%
5,297,865	Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $5,298,845, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $5,403,826, due 07/31/20-05/15/28)	5,297,865	0.5

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
1,113,991	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $1,114,197, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $1,136,271, due 05/23/19-09/09/49)	$1,113,991	0.1
5,297,865	Millennium Fixed Income Ltd., Repurchase Agreement dated 09/28/18, 2.46%, due 10/01/18 (Repurchase Amount $5,298,936, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $5,403,823, due 11/15/42-08/15/44)	5,297,865	0.5
5,297,865	National Bank Financial, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $5,298,853, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $5,403,826, due 11/29/18-09/09/49)	5,297,865	0.5
5,297,865	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $5,298,958, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,404,578, due 04/15/20-02/15/48)	5,297,865	0.5
		22,305,451	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
855,591	(6) T. Rowe Price Government Reserve Fund, 2.150%
	(Cost $855,591)	$855,591	0.1

	Total Short-Term Investments
	(Cost $23,161,042)	23,161,042	2.2

	Total Investments in Securities (Cost $743,576,738)	$1,090,991,903	102.0
	Liabilities in Excess of Other Assets	(21,839,806)	(2.0)
	Net Assets	$1,069,152,097	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2018, the Portfolio held restricted securities with a fair value of $19,187,730 or 1.8% of net assets. Please refer to the table below for additional details.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2018.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Communication Services	$21,604,145	$–	$–	$21,604,145
Consumer Discretionary	161,316,518	–	–	161,316,518
Consumer Staples	36,833,003	–	–	36,833,003
Energy	16,328,406	–	3,140,800	19,469,206
Financials	79,991,131	–	–	79,991,131
Health Care	145,749,131	–	–	145,749,131
Industrials	201,925,769	–	–	201,925,769
Information Technology	308,417,635	–	–	308,417,635
Materials	45,001,192	–	–	45,001,192
Real Estate	21,999,570	–	1,201,464	23,201,034
Utilities	9,476,631	–	–	9,476,631
Total Common Stock	1,048,643,131	–	4,342,264	1,052,985,395
Preferred Stock	–	–	14,845,466	14,845,466
Short-Term Investments	855,591	22,305,451	–	23,161,042
Total Investments, at fair value	$1,049,498,722	$22,305,451	$19,187,730	$1,090,991,903

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2018:

Investments, at fair value	Fair Value at September 30, 2018	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input**
Common Stock
Venture Global LNG, Inc. - Series B	$228,800	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Venture Global LNG, Inc. - Series C	2,912,000	Recent Comparable Transaction Price	Discount Factor*	-	n/a
WeWork Companies, Inc. - Class A	1,201,464	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-	n/a
			Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit Multiple	11.6x-13.8x	Increase
			Enterprise Value to EBITDA Multiple	24.2x-31.1x	Increase
			EBITDA Growth Rate	41%	Increase
			Gross Profit Growth Rate	33%	Increase
Total Common Stock	$4,342,264

Preferred Stock
AirBNB, Inc. - Series D	$3,803,027	Market Comparable	Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit Multiple	6.2x-7.9x	Increase
			Enterprise Value to Sales Multiple	4.6x-5.5x	Increase
			Sales Growth Rate	21%	Increase
			Gross Profit Growth Rate	22%	Increase
AirBNB, Inc. - Series E	436,648	Market Comparable	Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit Multiple	6.2x-7.9x	Increase
			Enterprise Value to Sales Multiple	4.6x-5.5x	Increase
			Sales Growth Rate	21%	Increase
			Gross Profit Growth Rate	22%	Increase
Slack Technologies, Inc., - Series H	692,412	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Tanium, Inc. - Series G	3,077,274	Recent Comparable Transaction Price	Discount Factor*	-	n/a
WeWork Companies, Inc. - Series D-1	2,918,593	Recent Comparable Transaction Price(s) Market Comparable	Discount Factor*	-	n/a
			Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit Multiple	11.6x-13.8x	Increase
			Enterprise Value to EBITDA Multiple	24.2x-31.1x	Increase
			EBITDA Growth Rate	41%	Increase
			Gross Profit Growth Rate	33%	Increase
WeWork Companies, Inc. - Series D-2	2,293,143	Recent Comparable Transaction Price	Discount Factor*	-	n/a
			Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit Multiple	11.6x-13.8x	Increase
			Enterprise Value to EBITDA Multiple	24.2x-31.1x	Increase
			EBITDA Growth Rate	41%	Increase
			Gross Profit Growth Rate	33%	Increase
WeWork Companies, Inc. - Series E	1,624,369	Recent Comparable Transaction Price	Discount Factor*	-	n/a
			Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit Multiple	11.6x-13.8x	Increase
			Enterprise Value to EBITDA Multiple	24.2x-31.1x	Increase
			EBITDA Growth Rate	41%	Increase
			Gross Profit Growth Rate	33%	Increase
Total Preferred Stock	$14,845,466

* No quantitative unobservable inputs were significant to the fair valuation determination at September 30, 2018.

** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease in the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2018:

	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2017	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)*	Level 3	Level 3	9/30/2018
Asset Table
Investments, at fair value
Common Stock	$3,556,700	$244,620	$(1,021,736)	$-	$275,223	$1,287,457	$-	$-	$4,342,264
Preferred Stock	13,201,310	692,412	(2,183,218)	-	(370,573)	3,505,535	-	-	14,845,466
Total Investments, at value	$16,758,010	$937,032	$(3,204,954)	$-	$(95,350)	$4,792,992	$-	$-	$19,187,730

* As of September 30, 2018, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $4,792,992.

At September 30, 2018, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$1,318,736	$3,803,027
AirBNB, Inc. - Series E	7/14/2015	346,218	436,648
Slack Technologies, Inc., - Series H	8/17/2018	692,412	692,412
Tanium, Inc. - Series G	8/26/2015	1,757,213	3,077,274
Venture Global LNG, Inc. - Series B	3/8/2018	132,880	228,800
Venture Global LNG, Inc. - Series C	10/16/2017	2,083,973	2,912,000
WeWork Companies, Inc. - Class A	6/23/2015	311,583	1,201,464
WeWork Companies, Inc. - Series D-1	12/9/2014	739,245	2,918,593
WeWork Companies, Inc. - Series D-2	12/9/2014	580,826	2,293,143
WeWork Companies, Inc. - Series E	6/23/2015	812,668	1,624,369
		$8,775,754	$19,187,730

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $747,363,654.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$368,266,940
Gross Unrealized Depreciation	(24,638,691)

Net Unrealized Appreciation	$343,628,249

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Communication Services: 15.1%
169,200		Activision Blizzard, Inc.	$14,075,748	0.7
44,250	(1)	Alphabet, Inc. - Class A	53,413,290	2.7
49,571	(1)	Alphabet, Inc. - Class C	59,161,501	3.0
131,261	(1)	Electronic Arts, Inc.	15,815,638	0.8
340,859	(1)	Facebook, Inc.- Class A	56,057,671	2.8
24,500	(1)	IAC/InterActiveCorp	5,309,640	0.3
78,773	(1)	Netflix, Inc.	29,471,343	1.5
1,034,500		Tencent Holdings Ltd.	42,239,492	2.1
3,251	(1),(2),(3)	Uber Technologies, Inc. - Class A	158,558	0.0
213,344		Walt Disney Co.	24,948,447	1.2
			300,651,328	15.1

		Consumer Discretionary: 23.5%
245,071	(1)	Alibaba Group Holding Ltd. ADR	40,377,898	2.0
97,881	(1)	Amazon.com, Inc.	196,055,643	9.8
26,042	(1)	Booking Holdings, Inc.	51,667,328	2.6
200,900		Delphi Technologies PLC	16,855,510	0.8
65,000		Dollar General Corp.	7,104,500	0.4
177,775	(1)	Dollar Tree, Inc.	14,497,551	0.7
316,515		Dollarama, Inc.	9,970,964	0.5
86,320	(4)	Ferrari NV	11,818,071	0.6
52,912		Hilton Worldwide Holdings, Inc.	4,274,231	0.2
193,137		Las Vegas Sands Corp.	11,458,818	0.6
88,400		McDonald's Corp.	14,788,436	0.7
279,400		MGM Resorts International	7,798,054	0.4
250,628		Nike, Inc.	21,233,204	1.1
2,800	(1)	NVR, Inc.	6,918,240	0.4
144,259	(1),(4)	Tesla, Inc.	38,195,456	1.9
126,581		Wynn Resorts Ltd.	16,083,382	0.8
			469,097,286	23.5

		Consumer Staples: 1.4%
33,437		PepsiCo, Inc.	3,738,257	0.2
290,060		Philip Morris International, Inc.	23,651,492	1.2
			27,389,749	1.4

		Financials: 5.8%
1,134,411	(1),(2),(3)	Ant International Co., Limited Class C	6,364,046	0.3
466,700		Charles Schwab Corp.	22,938,305	1.1
138,200		Chubb Ltd.	18,469,048	0.9
34,160		First Republic Bank	3,279,360	0.2
212,229		Intercontinental Exchange, Inc.	15,893,830	0.8
129,230		JPMorgan Chase & Co.	14,582,313	0.7
249,300		Morgan Stanley	11,609,901	0.6
448,776		TD Ameritrade Holding Corp.	23,708,836	1.2
			116,845,639	5.8

		Health Care: 14.5%
127,304	(1)	Alexion Pharmaceuticals, Inc.	17,696,529	0.9
92,987		Anthem, Inc.	25,483,087	1.3
156,923		Becton Dickinson & Co.	40,956,903	2.1
99,400	(1)	Celgene Corp.	8,895,306	0.4
118,169	(1)	Centene Corp.	17,108,508	0.9
109,356		Cigna Corp.	22,773,387	1.1
7,449		HCA Healthcare, Inc.	1,036,305	0.0
58,500	(1)	Intuitive Surgical, Inc.	33,579,000	1.7
199,044		Stryker Corp.	35,366,138	1.8
190,566		UnitedHealth Group, Inc.	50,698,179	2.5
145,633	(1)	Vertex Pharmaceuticals, Inc.	28,069,304	1.4
23,463	(1)	WellCare Health Plans, Inc.	7,519,657	0.4
			289,182,303	14.5

		Industrials: 8.9%
177,141		Boeing Co.	65,878,738	3.3
118,517		Equifax, Inc.	15,474,765	0.8
211,075	(4)	Fortive Corp.	17,772,515	0.9
98,000		Honeywell International, Inc.	16,307,200	0.8
50,600		Northrop Grumman Corp.	16,058,922	0.8
64,954		Roper Technologies, Inc.	19,240,024	1.0
232,070		TransUnion	17,075,711	0.8
88,738		Wabtec Corp.	9,306,841	0.5
			177,114,716	8.9

		Information Technology: 25.6%
84,218		Apple, Inc.	19,011,371	1.0
66,400		ASML Holding NV-NY REG	12,484,528	0.6
137,500		Fidelity National Information Services, Inc.	14,997,125	0.7
186,756	(1)	Fiserv, Inc.	15,384,959	0.8
123,444		Intuit, Inc.	28,071,166	1.4
254,352		Mastercard, Inc. - Class A	56,621,299	2.8
913,479		Microsoft Corp.	104,474,593	5.2
93,600		Nvidia Corp.	26,303,472	1.3
226,314	(1)	PayPal Holdings, Inc.	19,879,422	1.0
166,595	(1)	Red Hat, Inc.	22,703,567	1.1
184,964	(1)	Salesforce.com, Inc.	29,414,825	1.5
56,695	(1)	ServiceNow, Inc.	11,091,243	0.6
1,047,330		Symantec Corp.	22,287,182	1.1
448,873		Visa, Inc. - Class A	67,371,348	3.4
104,867	(1)	VMware, Inc.	16,365,544	0.8
107,740	(1)	Workday, Inc.	15,727,885	0.8
289,525	(1)	Worldpay, Inc.	29,320,197	1.5
			511,509,726	25.6

		Materials: 0.6%
175,200		DowDuPont, Inc.	11,267,112	0.6

		Real Estate: 1.2%
218,635		Crown Castle International Corp.	24,340,635	1.2
1,800	(1),(2),(3)	WeWork Companies, Inc. - Class A	118,332	0.0
			24,458,967	1.2

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 1.5%
77,000		American Water Works Co., Inc.	$6,773,690	0.3
43,200		NextEra Energy, Inc.	7,240,320	0.4
134,549		Sempra Energy	15,304,949	0.8
			29,318,959	1.5

	Total Common Stock
	(Cost $1,400,193,666)		1,956,835,785	98.1

PREFERRED STOCK: 1.2%
		Communication Services: 0.8%
59,241	(1),(2),(3)	AirBNB, Inc. - Series D	6,955,486	0.3
16,058	(1),(2),(3)	AirBNB, Inc. - Series E	1,885,370	0.1
464	(1),(2),(3)	Uber Technologies, Inc. - Series A	22,630	0.0
1,243	(1),(2),(3)	Uber Technologies, Inc. - Series B	60,624	0.0
329	(1),(2),(3)	Uber Technologies, Inc. - Series C-1	16,046	0.0
266	(1),(2),(3)	Uber Technologies, Inc. - Series C-2	12,973	0.0
3	(1),(2),(3)	Uber Technologies, Inc. - Series C-3	146	0.0
296	(1),(2),(3)	Uber Technologies, Inc. - Series D	14,436	0.0
142	(1),(2),(3)	Uber Technologies, Inc. - Series E	6,926	0.0
73,385	(1),(2),(3)	Uber Technologies, Inc. - Series G	3,579,150	0.2
713	(1),(2),(3)	Uber Technologies, Inc. - Series G-1	34,775	0.0
1,187	(1),(2),(3)	Uber Technologies, Inc. - Series Seed	57,893	0.0
68,026	(1),(2),(3)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	3,464,707	0.2
			16,111,162	0.8

		Information Technology: 0.2%
93,459	(1),(2),(3)	Magic Leap, Inc. - Series C	2,523,393	0.1
61,969	(1),(2),(3)	Magic Leap, Inc. - Series D	1,673,163	0.1
			4,196,556	0.2

		Real Estate: 0.2%
45,554	(1),(2),(3)	WeWork Companies, Inc. - Series E	2,994,720	0.2

	Total Preferred Stock
	(Cost $14,840,031)		23,302,438	1.2

Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 0.2%
	Consumer, Cyclical: 0.2%
2,259,785	Caesars Entertainment Corp., 5.000%, 10/01/2024	$3,685,906	0.2

	Total Convertible Bonds/Notes
	(Cost $4,204,151)	3,685,906	0.2

	Total Long-Term Investments
	(Cost $1,419,237,848)	1,983,824,129	99.5

SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateral(5): 3.3%
15,487,707	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $15,490,597, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $15,797,461, due 10/25/18-08/20/68)	15,487,707	0.8
3,256,646	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $3,257,248, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $3,321,779, due 05/23/19-09/09/49)	3,256,646	0.1
15,487,707	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $15,490,597, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $15,797,461, due 09/30/18-08/20/68)	15,487,707	0.8

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
15,487,707	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $15,490,584, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $15,797,461, due 10/04/18-09/09/49)	$15,487,707	0.8
15,487,707	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $15,490,902, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $15,799,670, due 04/15/20-02/15/48)	15,487,707	0.8
		65,207,474	3.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
6,359,128	(6) T. Rowe Price Government Reserve Fund, 2.150%
	(Cost $6,359,128)	6,359,128	0.3

	Total Short-Term Investments
	(Cost $71,566,602)	71,566,602	3.6

	Total Investments in Securities (Cost $1,490,804,450)	$2,055,390,731	103.1
	Liabilities in Excess of Other Assets	(61,532,268)	(3.1)
	Net Assets	$1,993,858,463	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2018, the Portfolio held restricted securities with a fair value of $29,943,374 or 1.5% of net assets. Please refer to the table below for additional details.
(4)	Security, or a portion of the security, is on loan.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2018.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Communication Services	$258,253,278	$42,239,492	$158,558	$300,651,328
Consumer Discretionary	469,097,286	–	–	469,097,286
Consumer Staples	27,389,749	–	–	27,389,749
Financials	110,481,593	–	6,364,046	116,845,639
Health Care	289,182,303	–	–	289,182,303
Industrials	177,114,716	–	–	177,114,716
Information Technology	511,509,726	–	–	511,509,726
Materials	11,267,112	–	–	11,267,112
Real Estate	24,340,635	–	118,332	24,458,967
Utilities	29,318,959	–	–	29,318,959
Total Common Stock	1,907,955,357	42,239,492	6,640,936	1,956,835,785
Preferred Stock	–	–	23,302,438	23,302,438
Convertible Bonds/Notes	–	3,685,906	–	3,685,906
Short-Term Investments	6,359,128	65,207,474	–	71,566,602
Total Investments, at fair value	$1,914,314,485	$111,132,872	$29,943,374	$2,055,390,731

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2018:

Investments, at fair value	Fair Value at September 30, 2018	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input**
Common Stock
Ant International Co., Limited Class C	$6,364,046	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Uber Technologies, Inc. - Class A	158,558	Recent Comparable Transaction Price	Discount Factor*	-	n/a
WeWork Companies, Inc., - Class A	118,332	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-	n/a
			Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit Multiple	11.6x-13.8x	Increase
			Enterprise Value to EBITDA Multiple	24.2x-31.1x	Increase
			EBITDA Growth Rate	41%	Increase
			Gross Profit Growth Rate	33%	Increase
Total Common Stock	$6,640,936

Preferred Stock
AirBNB, Inc. - Series D	6,955,486	Market Comparable	Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit Multiple	6.2x-7.9x	Increase
			Enterprise Value to Sales Multiple	4.6x-5.5x	Increase
			Sales Growth Rate	21%	Increase
			Gross Profit Growth Rate	22%	Increase
AirBNB, Inc. - Series E	1,885,370	Market Comparable	Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit Multiple	6.2x-7.9x	Increase
			Enterprise Value to Sales Multiple	4.6x-5.5x	Increase
			Sales Growth Rate	21%	Increase
			Gross Profit Growth Rate	22%	Increase
			Gross Profit Growth Rate	21%	Increase
Magic Leap, Inc., Series C	2,523,393	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Magic Leap, Inc., Series D	1,673,163	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Uber Technologies, Inc. - Series A	22,630	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Uber Technologies, Inc. - Series B	60,624	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Uber Technologies, Inc. - Series C-1	16,046	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Uber Technologies, Inc. - Series C-2	12,973	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Uber Technologies, Inc. - Series C-3	146	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Uber Technologies, Inc. - Series D	14,436	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Uber Technologies, Inc. - Series E	6,926	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Uber Technologies, Inc. - Series G	3,579,150	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Uber Technologies, Inc. - Series G-1	34,775	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Uber Technologies, Inc. - Series Seed	57,893	Recent Comparable Transaction Price	Discount Factor*	-	n/a
WeWork Companies, Inc. - Series E	2,994,720	Recent Comparable Transaction Price	Discount Factor*	-	n/a
			Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit Multiple	11.6x-13.8x	Increase
			Enterprise Value to EBITDA Multiple	24.2x-31.1x	Increase
			EBITDA Growth Rate	41%	Increase
			Gross Profit Growth Rate	33%	Increase
Xiaoju Kuaizhi, Inc., Series A-17	3,464,707	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Total Preferred Stock	$23,302,438

* No quantitative unobservable inputs were significant to the fair valuation determination at September 30, 2018

** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease in the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30 2018:

	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2017	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)*	Level 3	Level 3	9/30/2018
Asset Table
Investments, at fair value
Common Stock	$1,986,212	$6,471,228	$(3,032,712)	$-	$1,129,029	$87,179	$-	$-	$6,640,936
Preferred Stock	24,850,180	164,342	(3,938,602)	-	182,208	2,044,310	-	-	23,302,438
Total Investments, at value	$26,836,392	$6,635,570	$(6,971,314)	$-	$1,311,237	$2,131,489	$-	$-	$29,943,374

*As of September 30, 2018, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $2,131,489.

At September 30, 2018, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$2,411,881	$6,955,486
AirBNB, Inc. - Series E	7/14/2015	1,494,910	1,885,370
Ant International Co., Limited Class C	6/7/2018	6,364,046	6,364,046
Magic Leap, Inc. - Series C	1/20/2016	2,152,641	2,523,393
Magic Leap, Inc. - Series D	10/12/2017	1,673,163	1,673,163
Uber Technologies, Inc. - Class A	1/16/2018	107,182	158,558
Uber Technologies, Inc. - Series A	1/16/2018	15,297	22,630
Uber Technologies, Inc. - Series B	1/16/2018	40,980	60,624
Uber Technologies, Inc. - Series C-1	1/16/2018	10,847	16,046
Uber Technologies, Inc. - Series C-2	1/16/2018	8,770	12,973
Uber Technologies, Inc. - Series C-3	1/16/2018	99	146
Uber Technologies, Inc. - Series D	1/16/2018	9,759	14,436
Uber Technologies, Inc. - Series E	1/16/2018	4,682	6,926
Uber Technologies, Inc. - Series G	12/3/2015	3,579,148	3,579,150
Uber Technologies, Inc. - Series G-1	1/16/2018	34,774	34,775
Uber Technologies, Inc. - Series Seed	1/16/2018	39,134	57,893
WeWork Companies, Inc. - Class A	6/23/2015	59,201	118,332
WeWork Companies, Inc. - Series E	6/23/2015	1,498,251	2,994,720
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	1,865,695	3,464,707
		$21,370,460	$29,943,374

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,493,364,961.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$601,448,968
Gross Unrealized Depreciation	(39,423,198)

Net Unrealized Appreciation	$562,025,770

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Canada: 2.0%
509,310		Alamos Gold, Inc.	$2,347,919	0.4
332,200		Husky Energy, Inc.	5,833,079	1.1
167,500		Wheaton Precious Metals Corp.	2,930,747	0.5
			11,111,745	2.0

		China: 6.5%
26,610	(1)	Baidu, Inc. ADR	6,085,175	1.1
2,585,000		China Life Insurance Co., Ltd. - H Shares	5,874,760	1.0
729,000		China Mobile Ltd.	7,167,414	1.3
21,246,000		China Telecom Corp., Ltd. - H Shares	10,561,385	1.9
12,000		NetEase, Inc. ADR	2,739,000	0.5
750,800		Sinopharm Group Co. - H Shares	3,673,269	0.7
			36,101,003	6.5

		Denmark: 1.3%
106,420		Vestas Wind Systems A/S	7,189,337	1.3

		France: 10.1%
294,784		AXA S.A.	7,898,937	1.4
201,600		BNP Paribas	12,345,291	2.2
134,859		Cie de Saint-Gobain	5,812,551	1.1
47,171		Cie Generale des Etablissements Michelin SCA	5,630,127	1.0
189,809		Credit Agricole SA	2,728,501	0.5
120,056		Sanofi	10,726,663	1.9
84,042		Total SA	5,464,470	1.0
284,240		Veolia Environnement	5,671,897	1.0
			56,278,437	10.1

		Germany: 11.4%
94,795		Bayer AG	8,408,373	1.5
772,365		E.ON AG	7,859,383	1.4
73,732		HeidelbergCement AG	5,759,034	1.0
336,555		Infineon Technologies AG	7,658,594	1.4
30,596	(1),(2)	Innogy SE	1,298,383	0.2
96,477		LANXESS AG	7,057,136	1.3
83,268		Merck KGaA	8,603,301	1.6
23,059	(1)	Morphosys AG	2,466,821	0.4
69,071		Siemens AG	8,831,662	1.6
1,277,243		Telefonica Deutschland Holding AG	5,395,484	1.0
			63,338,171	11.4

		Hong Kong: 3.4%
731,300		AIA Group Ltd.	6,520,944	1.1
583,140		CK Asset Holdings Ltd.	4,371,329	0.8
228,400		CK Hutchison Holdings Ltd. ADR	2,611,754	0.5
485,640		CK Hutchison Holdings Ltd.	5,590,076	1.0
			19,094,103	3.4

		India: 1.8%
413,798		Housing Development Finance Corp.	10,016,376	1.8

		Ireland: 1.3%
917,465		Bank of Ireland Group PLC	7,015,787	1.3

		Israel: 1.8%
469,658		Teva Pharmaceutical Industries Ltd. ADR	10,116,433	1.8

		Italy: 2.5%
521,458		ENI S.p.A.	9,829,255	1.8
272,721		UniCredit SpA	4,092,095	0.7
			13,921,350	2.5

		Japan: 13.3%
573,700		Astellas Pharma, Inc.	10,018,508	1.8
106,000		IHI Corp.	4,015,949	0.7
522,200		Inpex Corp.	6,524,656	1.2
277,700		Mitsui Fudosan Co., Ltd.	6,567,845	1.2
109,300		Omron Corp.	4,618,770	0.8
560,600		Panasonic Corp.	6,498,043	1.2
17,100		Ryohin Keikaku Co., Ltd.	5,082,790	0.9
135,800		Seven & I Holdings Co., Ltd.	6,054,632	1.1
90,600		SoftBank Group Corp.	9,050,902	1.6
71,800		Sumitomo Metal Mining Co., Ltd.	2,517,620	0.5
202,900		Sumitomo Rubber Industries, Inc.	3,046,803	0.5
240,400		Suntory Beverage & Food Ltd.	10,184,800	1.8
			74,181,318	13.3

		Luxembourg: 1.5%
392,554		SES S.A. - Luxembourg	8,614,138	1.5

		Netherlands: 5.8%
35,522		Akzo Nobel NV	3,322,844	0.6
46,100		NXP Semiconductor NV - NXPI - US	3,941,550	0.7
145,314	(1)	QIAGEN NV	5,503,405	1.0
424,584		Royal Dutch Shell PLC - Class B	14,863,311	2.7
257,196		SBM Offshore NV	4,642,866	0.8
			32,273,976	5.8

		Norway: 1.1%
126,013	(2)	Yara International ASA	6,184,502	1.1

		Singapore: 1.4%
3,347,000		Singapore Telecommunications Ltd.	7,931,368	1.4

		South Korea: 4.8%
132,540		Hana Financial Group, Inc.	5,321,852	1.0
103,780		KB Financial Group, Inc. ADR	5,010,498	0.9

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
15,480		Samsung Electronics Co., Ltd. GDR	$16,219,304	2.9
			26,551,654	4.8

		Sweden: 0.7%
322,994	(2)	Getinge AB	3,709,360	0.7

		Switzerland: 5.8%
40,890	(2)	Landis+Gyr Group AG	2,732,508	0.5
91,997		Novartis AG	7,918,960	1.4
43,811		Roche Holding AG	10,594,176	1.9
697,240		UBS Group AG	11,008,468	2.0
			32,254,112	5.8

		Taiwan: 1.7%
1,099,251		Taiwan Semiconductor Manufacturing Co., Ltd.	9,380,498	1.7

		Thailand: 1.6%
1,298,000		Bangkok Bank PCL - Foreign Reg	8,750,522	1.6

		United Kingdom: 17.1%
680,951		BAE Systems PLC	5,583,809	1.0
2,430,468		Barclays PLC	5,390,867	1.0
2,106,820		BP PLC	16,148,324	2.9
2,859,581	(1)	Cobham PLC	4,345,205	0.8
217,734		CRH PLC - London	7,125,577	1.3
139,785		GlaxoSmithKline PLC	2,803,364	0.5
927,600		HSBC Holdings PLC (HKD)	8,114,438	1.4
164,170		Johnson Matthey PLC	7,618,059	1.4
1,619,746		Kingfisher PLC	5,476,758	1.0
33,320	(1)	LivaNova PLC	4,130,680	0.7
145,444		Shire PLC	8,787,177	1.6
1,170,129		Standard Chartered PLC	9,694,817	1.7
175,214		Travis Perkins PLC	2,431,467	0.4
3,653,591		Vodafone Group PLC	7,828,310	1.4
			95,478,852	17.1

	Total Common Stock
	(Cost $444,662,552)		539,493,042	96.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	U.S. Government Agency Obligations: 2.5%
13,700,000	Federal Home Loan Bank Discount Notes, 2.000%, 10/01/2018
	(Cost $13,700,000)	$13,700,000	2.5

	Securities Lending Collateral(3): 0.7%
1,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 10/25/18-08/20/68)	1,000,000	0.2
828,913	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $829,068, collateralized by various U.S. Government and U.S. Government Agency Obligations, 2.319%-4.500%, Market Value plus accrued interest $845,491, due 02/01/26-08/01/48)	828,913	0.1
1,000,000	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 09/30/18-08/20/68)	1,000,000	0.2
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $1,000,186, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 10/04/18-09/09/49)	1,000,000	0.2
		3,828,913	0.7

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
166,892	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
	(Cost $166,892)	$166,892	0.0

	Total Short-Term Investments
	(Cost $17,695,805)	17,695,805	3.2

	Total Investments in Securities (Cost $462,358,357)	$557,188,847	100.1
	Liabilities in Excess of Other Assets	(533,232)	(0.1)
	Net Assets	$556,655,615	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	19.6%
Health Care	17.5
Communication Services	11.7
Energy	11.5
Industrials	8.4
Materials	8.1
Information Technology	8.0
Consumer Discretionary	4.6
Consumer Staples	2.9
Utilities	2.6
Real Estate	2.0
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Canada	$11,111,745	$–	$–	$11,111,745
China	12,497,444	23,603,559	–	36,101,003
Denmark	–	7,189,337	–	7,189,337
France	–	56,278,437	–	56,278,437
Germany	1,298,383	62,039,788	–	63,338,171
Hong Kong	2,611,754	16,482,349	–	19,094,103
India	–	10,016,376	–	10,016,376
Ireland	–	7,015,787	–	7,015,787
Israel	10,116,433	–	–	10,116,433

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Italy	$–	$13,921,350	$–	$13,921,350
Japan	–	74,181,318	–	74,181,318
Luxembourg	8,614,138	–	–	8,614,138
Netherlands	3,941,550	28,332,426	–	32,273,976
Norway	–	6,184,502	–	6,184,502
Singapore	–	7,931,368	–	7,931,368
South Korea	5,010,498	21,541,156	–	26,551,654
Sweden	–	3,709,360	–	3,709,360
Switzerland	–	32,254,112	–	32,254,112
Taiwan	–	9,380,498	–	9,380,498
Thailand	–	8,750,522	–	8,750,522
United Kingdom	4,130,680	91,348,172	–	95,478,852
Total Common Stock	59,332,625	480,160,417	–	539,493,042
Short-Term Investments	166,892	17,528,913	–	17,695,805
Total Investments, at fair value	$59,499,517	$497,689,330	$–	$557,188,847

(1)	For the period ended September 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2018, securities valued at $32,732,153 and $3,234,289 were transferred from Level 1 to Level 2 and Level 2 and Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $464,602,347.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$127,180,860
Gross Unrealized Depreciation	(34,591,035)

Net Unrealized Appreciation	$92,589,825

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Partners, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2018